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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09519

TD WATERHOUSE TRUST
(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York     10005
(Address of principal executive offices)    (Zip code)

George O. Martinez, President, TD Waterhouse Trust, 100 Summer Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-908-7537

Date of fiscal year end:  July 31, 2004

Date of reporting period:  January 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report July 31, 2004 (Unaudited)

TD Waterhouse Trust
Bond Index Fund
Dow 30 Fund
500 Index Fund
Extended Market Index Fund
Asian Index Fund
European Index Fund

TD WATERHOUSE TRUST
Board of Trustees and Executive Officers

TRUSTEES
George F. Staudter† Director of CRT Properties, Inc. Independent Financial Consultant	Lawrence J. Toal Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple Chief Executive Officer of American Red Cross (Nassau County Chapter)	Peter B. M. Eby Corporate Director of George Weston Ltd.

EXECUTIVE OFFICERS
George O. Martinez* President and Chief Executive Officer	Christopher Salfi Treasurer and Chief Financial Officer

† Interested Trustee * Affiliated person of the Distributor

TD WATERHOUSE ASSET MANAGEMENT, INC.
Board of Directors and Executive Officers

DIRECTORS
Frank J. Petrilli Chairman, President, Chief Operating Officer and Chief Executive Officer	Richard H. Neiman Executive Vice President, General Counsel and Secretary

SENIOR OFFICERS
David A. Hartman Senior Vice President and Chief Investment Officer	B. Kevin Sterns Executive Vice President, Chief Financial Officer and Treasurer

Michele R. Teichner Chief Compliance Officer and Senior Vice President Compliance, Administration and Operations

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TD WATERHOUSE ASSET MANAGEMENT, INC.
Service Providers

Investment Manager TD Waterhouse Asset Management, Inc. 100 Wall Street New York, NY 10005	Transfer Agent National Investor Services Corp. 55 Water Street New York, NY 10041

Independent Auditors Ernst & Young LLP 5 Times Square New York, NY 10036	Administrator & Shareholder Servicing TD Waterhouse Investor Services, Inc. 100 Wall Street New York, NY 10005 Customer Service Department 1-800-934-4448

Custodian The Bank of New York 100 Church Street New York, NY 10286	Legal Counsel Shearman & Sterling LLP 599 Lexington Avenue New York, NY 10022

Distributor Funds Distributor, Inc. 100 Summer Street Boston, MA 02110	Independent Trustees Counsel Willkie Farr & Gallagher 787 Seventh Avenue New York, NY 10019

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4

Uncertainty Returns to the Markets

September 22, 2004

Dear Shareholder,

A little more than a year ago, the Federal Reserve expressed concerns that inflation could fall substantially from an already low level and hinder the economic recovery. To counter that threat, it trimmed the target Federal funds rate to 1.00%, the lowest level since July 1958. It appears this move in monetary policy worked, as deflation fears have since dispersed as the economy continues to grow at a robust pace. As a result, the Federal Reserve has changed course and begun raising interest rates.

While investors generally seem to be adapting to the prospect of gradually rising interest rates, it appears that they’re uneasy about the current situation in Iraq and November’s presidential election. The election, in particular, weighs on the market, as early polls show President George Bush and his Democrat challenger John Kerry running neck and neck, leaving investors to wonder about the direction of future fiscal policy.

We think that the best way to ride out the inevitable ups and downs of financial markets and achieve your long-term goals is to establish an appropriate financial plan. TD Waterhouse Trust offers a wide array of funds that may help you fulfill your diversification objectives and, along with asset allocation tools from TD Waterhouse Investor Services, Inc., can help you follow your long-term strategy:

TD Waterhouse Bond Index Fund may be an appropriate investment if you are seeking an income producing investment and are willing to accept a lower capital appreciation potential.

TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index FundandTD Waterhouse Extended Market Index Fundoffer convenient ways to invest in funds that seek to track major equity indices: the Dow Jones Industrial AverageSM, the Standard & Poor’s 500® Composite Stock Price Index and the Dow Jones Wilshire 4500 Composite Index, respectively.

TD Waterhouse Asian Index FundandTD Waterhouse European Index Fundoffer diversification in the two largest international equity markets, by seeking to track the MSCI®Pacific Index and MSCI®Europe Index, respectively.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. If you would like further information, please contact a Mutual Fund Representative at 1-800-934-4448 and press 3, then 3 again. Thank you for your continued business. We look forward to helping you manage your money successfully.

Frank J. Petrilli
President and Chief Executive Officer, TD Waterhouse USA

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the Funds can be found in the Funds’ prospectus. For a prospectus containing complete information about the Funds, please call 1-800-934-4448. Please read it carefully before investing or sending money. Index Funds are subject to fees and expenses and have reinvestment of dividends, which an index does not. There can be no assurance that the performance of the index funds will track the corresponding index.

5

2004 Market Review

September 22, 2004

Buoyed by a bright economic picture, financial markets began the first half of the Funds’ fiscal year on a positive note as both equities and bonds posted early gains. Equities benefited from signs of strong economic and corporate earnings growth, while bonds found support in the prospect of continued low interest rates as inflation remained subdued. The markets soon turned nervous, however, as the outlook changed and concerns about the economy, terrorist attacks, rising oil prices and the outcome of the presidential election unsettled investors. On top of all that, investors had to grapple with the possibility that the Federal Reserve Open Market Committee (Federal Reserve) might need to start raising interest rates sooner than previously thought to keep inflation in check. As a result, by mid-year stocks and bonds had given back much, if not all, of the ground they had gained. On balance, data during the six-month period indicated that the economic expansion had staying power. There were, however, pockets of weakness – job growth in particular – that tempered investors’ optimism.

Early in the year, disappointing employment reports raised concerns that the economy may not be creating enough jobs to sustain the recovery. Then in March the labor market appeared to pull out of its slump, with several months of robust job growth, only to seemingly falter in July. Of some encouragement was a drop in July’s unemployment rate to 5.5%, the lowest since October 2001.

Economic growth in the first half of 2004 also failed to meet expectations. GDP (gross domestic product) grew at an annual rate of 3.9% in the first quarter, shy of the 5.0% forecast, and at 2.8% in the second quarter, again short of the 3.7% estimated.

The economy slowed in the second quarter due largely to more frugal consumers. Consumer spending, buoyed by historically low interest rates and tax cuts, has been a big driver of the economic expansion. But higher fuel costs and slower income growth prompted households to cut back on purchases in June.

Meanwhile, inflation has begun to stir. The core Consumer Price Index which excludes the volatile food and energy prices, rose 0.1% in July, the same increase as in June. Core inflation in July was up 1.8% from a year earlier and has increased at an annual rate of 2.4% so far in 2004, compared with 1.3% for the same period in 2003.

Just how quickly inflation rises will depend in part on whether increased production needs are met through additional job growth or greater productivity gains. Further slowing of consumer spending due to rising interest rates, high-energy prices and the end of the tax stimulus could also have an effect on the inflation rate.

Despite some data suggesting a lull in economic activity, the Federal Reserve has indicated that it believes that underlying economic fundamentals, including still low interest rates and solid productivity gains, remain strong enough to carry the economy through what it views as a temporary slow spell. Moreover, it expects the rise in oil prices to be short-lived and that once energy costs retreat, consumer spending and job growth should pick up again. So, after a year of holding interest rates at a 45-year low to ward off deflation, the Federal Reserve shifted its monetary policy in June, raising rates – for the first time in four years – by 0.25%. It followed that hike with a similar one in August and September.

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Nevertheless, the Federal Reserve has expressed no sense of urgency, signaling that rate increases are likely to be small and gradual. Much will depend on future data, particularly the monthly employment reports.

Geopolitical tensions in the Middle East, especially in Iraq, and the outcome of the November presidential election also overhang the markets. The turmoil in Iraq raises fears of disruption of oil supplies and the impact that would have on energy prices. As for the election, recent polls showing a tight race between President George Bush and his Democrat rival John Kerry leave investors unsure about the direction of future fiscal policy.

Performance Summary
The prospect of rising interest rates played havoc with the bond market over the six-month reporting period, as sharp swings in yields drove bond prices up and down from one week to the next. Bonds rebounded towards the end of the period, as reports showed the economy slowed in the second quarter, raising speculation that the Federal Reserve may not need to increase interest rates as quickly as investors had anticipated.

At the end of the fiscal period, government bond yields were generally higher, pushing prices lower. The return of theTD Waterhouse Bond Index Fund was up a fractional 0.04% after expenses, for the period behind the 0.34% return of its benchmark, the Lehman Brothers U.S. Aggregate Index. The Fund’s underperformance relative to the benchmark was partially due to the Fund’s overweight position in U.S. Government securities, which decreases the

TD Waterhouse Trust Funds Returns(1)*
vs. Benchmark Index

TD Waterhouse Bond Index Fund	+0.04%
Lehman Brothers U.S. Aggregate Index	+0.34%

TD Waterhouse Dow 30 Fund	-2.66%
Dow Jones Industrial AverageSM	-2.35%

TD Waterhouse 500 Index Fund	-1.86%
Standard & Poor’s 500® Composite Stock Price Index	-1.78%

TD Waterhouse Extended Market Index Fund	-2.93%
Dow Jones Wilshire 4500 Composite Index	-3.53%

TD Waterhouse Asian Index Fund	+1.00%
MSCI® Pacific Index	+1.47%

TD Waterhouse European Index Fund	-0.88%
MSCI® Europe Index	-0.96%

(1)	Six-month period ending July 31, 2004, after expenses.

*
Performance data quoted represents past performance and cannot guarantee future results. As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without these fee waivers, the Fund’s total return would have been lower. The returns shown for the various indices reflect the reinvestment of dividends but do not include any expenses, since an index has none. It is not possible to invest in an index. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performanc e may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, call 1-800-934-4448.

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Fund’s ability to track the index with the same degree of accuracy as if it were invested broadly in bonds consistent with the index. When the Fund’s assets surpass $25 million, the Fund expects to decrease the overweight in U.S. Government securities.

Like bonds, equities took a roller-coaster ride over the six months, rising and falling in value as investors watched economic data in an effort to determine how soon the Federal Reserve would need to increase interest rates. Corporate earnings growth was better than expected and forecasts call for further profit growth this year. But investors question whether companies will be able to continue to deliver should rates move higher.

U.S. equities finished lower during the six-month period ended July 31, 2004, under-performing bonds. The U.S. stock market was particularly hard hit in July amid renewed concerns that record high oil prices may curb consumer spending and temper economic and corporate earnings growth. The negative sentiment placed a drag on the performance of TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fundand TD Waterhouse Extended Market Index Fundand the indices they seek to track. The return of theTD Waterhouse Dow 30 Fundfor the period decreased 2.66% after expenses, versus a 2.35% loss for its benchmark, the Dow Jones Industrial AverageSM. The difference in performance between the Fund and the index was primarily due to fund expenses. Sharp declines in certain technology shares – notably Intel Corp. (-20.3%) and Hewlett-Packard Co. (-15.3%) – were the main drag on the performance of the index and the Fund.

For the same period, the return of theTD Waterhouse 500 Index Fund fell 1.86% after expenses, compared with the 1.78% drop in the benchmark S&P 500® Composite Stock Price Index. Fund expenses were generally the cause for the difference in performance. A deep slide in the information technology sector led the overall decline in both the index and the Fund.

Meanwhile, theTD Waterhouse Extended Market Index Fundposted a return of -2.93% after expenses, though it performed better than the -3.58% return of the benchmark Dow Jones Wilshire 4500 Composite Index. Similarly, weakness in technology stocks paced the overall poor performance of the index and the Fund.

The possibility that record high oil prices could curb consumer and business spending and in turn slow the economy and dampen profit growth also weighed on European equities. As a result, for the six-month period theTD Waterhouse European Index Fundregistered a return of -0.88% after expenses, while the benchmark MSCI® Europe Index showed a loss of 0.60%. Fund expenses were the reason for the difference in performance between the Fund and the index. Declines in equity prices in Germany, Switzerland and France – three of the four countries that dominate the index – were the key contributors to the poor performance of the index and the Fund.

As a group, Asian stock markets posted positive results, as reflected in the 1.00% gain in theTD Waterhouse Asian Index Fundand 1.61% gain in the benchmark MSCI®Pacific Index. Fund expenses were largely the reason for the difference in performance between the Fund and the benchmark. Japanese shares received a boost from evidence that Japan’s economic recovery looks durable. Overall performance of the index and the Fund was dampened, however, by weakness in the Chinese and Hong Kong markets relating to concerns about surging oil prices and a possible slowing of the Chinese economy.

Outlook
Despite recent weaker-than-expected data, the prospects appear good for solid economic growth through the end of the year and into 2005. Consumer spending may have slowed, but the business sector looks as if it has plenty of life left. We think the key will be whether business activity is robust enough to spur more hiring and bolster consumer confidence.

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To keep the employment picture in perspective, the economy has created close to 1.3 million jobs this year. If the economy meets expected annualized growth rates of 4.0% over the next three quarters, it’s likely that monthly job gains will get back to the 200,000 area before long. Continuing strength in the manufacturing sector will help. The ISM Manufacturing Index not only extended its growth streak – reading above 50 – to 15 months in July, but also held above 60 for nine straight months, the longest such stretch in 30 years. And the employment subcomponent of the index, which is considered a leading indicator of broader job growth, is clearly in expansion territory.

Given the positive outlook for economic growth, interest rates are likely to rise further before year-end. But as long as inflation remains under control, the Federal Reserve will probably keep to relatively modest rate increases so as not to derail the expansion.

As always, we thank you for your business. If you have any questions, please call us at 1-800-943-4448.

David A. Hartman
Senior Vice President and Chief Investment Officer
TD Waterhouse Asset Management, Inc.

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the Funds can be found in the Funds’ prospectus. For a prospectus containing complete information about the Funds, please call 1-800-934-4448. Please read it carefully before investing or sending money. Index Funds are subject to fees and expenses and have reinvestment of dividends, which an index does not. There can be no assurance that the performance of the index funds will track the corresponding index.

Distributor: Funds Distributor, Inc.

9

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur transaction costs (including redemption fees) and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2004 through July 31, 2004).

The table on the following page illustrates your Fund’s costs in two ways.

•
Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

•
Hypothetical Example for Comparison Purposes. This section is intended to help you compare your fund’s costs with those of other mutual funds. Each row in the table marked ”Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other Funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees which are described in the Prospectus. Therefore, the “hypothetical” information will not help you determine the relative total costs if owning different funds. If these fees were applied to your account, your costs would be higher.

				Expenses
			Annualized	Paid
	Beginning	Ending	Expense	During
	Account	Account	Ratios	Period*
	Value	Value	2/1/2004 to	2/1/2004 to
	2/1/2004	7/31/2004	7/31/2004	7/31/2004

Bond Index Fund

Actual	$1,000.00	$998.66	0.35%	$1.74
Hypothetical (5% Return
before expenses)	1,000.00	1,023.10	0.35	1.76

Dow 30 Fund

Actual	1,000.00	971.19	0.45	2.21
Hypothetical (5% Return
before expenses)	1,000.00	1,022.60	0.45	2.27

500 Index Fund

Actual	1,000.00	979.68	0.35	1.72
Hypothetical (5% Return
before expenses)	1,000.00	1,023.10	0.35	1.76

Extended Market Index Fund

Actual	1,000.00	968.74	0.40	1.96
Hypothetical (5% Return
before expenses)	1,000.00	1,022.85	0.40	2.01

Asian Index Fund

Actual	1,000.00	1,007.10	0.58	2.90
Hypothetical (5% Return
before expenses)	1,000.00	1,021.94	0.58	2.92

European Index Fund

Actual	1,000.00	988.33	0.58	2.87
Hypothetical (5% Return
before expenses)	1,000.00	1,021.94	0.58	2.92

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Disclosure of Portfolio Holdings (Unaudited)
Portfolio holdings as a percentage of total investments

Bond Index Fund

Dow 30 Fund

500 Index Fund

12

Extended Market Index Fund

Asian Index Fund

European Index Fund

13

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record is available, without charge, online at tdwaterhouse.com/products/mutual_funds/tdw_dow_fund.html. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdwaterhouse.com/products/mutual_funds/tdw_dow_fund.html; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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TABLE OF CONTENTS

Bond Index Fund Schedule of Investments	16

Dow 30 Fund Schedule of Investments	22

500 Index Fund Schedule of Investments	23

Extended Market Index Fund Schedule of Investments	32

Asian Index Fund Schedule of Investments	65

European Index Fund Schedule of Investments	72

Statements of Assets and Liabilities	80

Statements of Operations	84

Statements of Changes in Net Assets	88

Financial Highlights	94

Notes to Financial Statements	106

A Word About the S&P and MSCI® Indices	121

Trustees and Officers Information	122

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TD WATERHOUSE TRUST
Bond Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE

U.S. Government Obligations
U.S. Treasury Bonds–8.3%
9.88%, 11/15/15	$80,000	$116,300
9.25%, 02/15/16	20,000	28,033
7.25%, 05/15/16	80,000	97,762
7.50%, 11/15/16	75,000	93,492
8.75%, 05/15/17	25,000	34,251
8.50%, 02/15/20	12,000	16,428
6.25%, 08/15/23	59,000	66,177
6.00%, 02/15/26	94,000	102,625
6.13%, 11/15/27	53,000	58,876
5.50%, 08/15/28	61,000	62,644
5.25%, 02/15/29	74,000	73,575
6.25%, 05/15/30	308,000	349,604
5.38%, 02/15/31	204,000	208,941

		1,308,708

U.S. Treasury Notes–36.7%
5.75%, 11/15/05	142,000	148,212
5.88%, 11/15/05	162,000	169,347
5.63%, 02/15/06	55,000	57,677
4.63%, 05/15/06	193,000	199,861
6.88%, 05/15/06	146,000	156,892
7.00%, 07/15/06	82,000	88,703
6.50%, 10/15/06	56,000	60,399
2.63%, 11/15/06	170,000	169,263
6.25%, 02/15/07	109,000	117,770
4.38%, 05/15/07	85,000	88,041
6.63%, 05/15/07	74,000	81,053
3.25%, 08/15/07	95,000	95,390
6.13%, 08/15/07	90,000	97,737
3.00%, 11/15/07	185,000	183,923
3.00%, 02/15/08	185,000	183,266
5.50%, 02/15/08	173,000	185,678
2.63%, 05/15/08	75,000	73,028
5.63%, 05/15/08	102,000	110,104
3.13%, 09/15/08	140,000	138,141
4.75%, 11/15/08	145,000	152,046
2.63%, 03/15/09	95,000	91,003
3.13%, 04/15/09	35,000	34,217
5.50%, 05/15/09	233,000	252,077
4.00%, 06/15/09	150,000	152,121
	PRINCIPAL	MARKET
	AMOUNT	VALUE

6.00%, 08/15/09	$159,000	$175,552
6.50%, 02/15/10	216,000	244,493
5.75%, 08/15/10	196,000	214,934
5.00%, 02/15/11	167,000	176,138
5.00%, 08/15/11	186,000	195,808
4.88%, 02/15/12	197,000	205,249
4.38%, 08/15/12	80,000	80,438
4.00%, 11/15/12	149,000	145,787
3.88%, 02/15/13	185,000	178,778
3.63%, 05/15/13	200,000	189,359
4.25%, 08/15/13	250,000	246,660
4.25%, 11/15/13	230,000	226,415
4.00%, 02/15/14	170,000	163,804
4.75%, 05/15/14	235,000	240,040

	5,769,404

Total U.S. Government Obligations
(Cost $7,076,261)–45.0%		7,078,112

U.S. Government Agency Obligations
Fannie Mae–20.7%
6.50%, 08/15/04	102,000	102,179
3.88%, 03/15/05	60,000	60,673
7.00%, 07/15/05	90,000	93,976
5.50%, 02/15/06	135,000	140,800
4.38%, 10/15/06	60,000	61,750
5.00%, 01/15/07	97,000	101,271
4.25%, 07/15/07	60,000	61,458
6.00%, 05/15/08	60,000	64,758
5.25%, 01/15/09	60,000	63,106
6.63%, 09/15/09	100,000	111,379
7.25%, 01/15/10	90,000	102,993
6.00%, 05/15/11	155,000	167,854
6.25%, 05/15/29	67,000	71,523
6.00%, 02/01/33	499,802	513,232
6.00%, 03/01/33	1,009,181	1,036,298
5.50%, 10/01/33	500,000	501,803

	3,255,053

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TD WATERHOUSE TRUST
Bond Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE

Federal Home Loan Bank–1.2%
5.13%, 03/06/06	$185,000	$191,906

Freddie Mac–12.4%
2.88%, 09/15/05	40,000	40,213
5.25%, 01/15/06	100,000	103,758
5.50%, 07/15/06	110,000	115,466
4.88%, 03/15/07	40,000	41,634
5.75%, 03/15/09	100,000	107,375
6.88%, 09/15/10	150,000	169,735
6.50%, 02/01/31	215,057	224,893
6.50%, 04/01/33	182,029	190,355
5.00%, 08/01/33	482,505	471,514
5.50%, 01/01/34	237,865	238,871
5.50%, 02/01/34	233,102	234,088

		1,937,902

Total U.S. Government Agency Obligations
(Cost $5,378,935)–34.3%		5,384,861

Corporate Bonds
Ace Ina Holdings
8.30%, 08/15/06	3,000	3,287
Alabama Power Co.,
Series G
5.38%, 10/01/08	6,000	6,280
Albertson’s, Inc.,
MTN, Series C
6.63%, 06/01/28	3,000	2,953
Alcoa, Inc.
6.50%, 06/01/11	12,000	13,198
Allstate Corp.
7.88%, 05/01/05	5,000	5,201
7.20%, 12/01/09	10,000	11,476
7.50%, 06/15/13	2,000	2,325
6.75%, 05/15/18	3,000	3,313
Alltel Corp.
6.50%, 11/01/13	5,000	5,393
7.00%, 03/15/16	11,000	12,196
American General
Finance
5.88%, 12/15/05	30,000	31,306
PRINCIPAL		MARKET
AMOUNT		VALUE

American General Finance, MTN,
Series H
5.38%, 10/01/12	$3,000	$3,034
Anadarko Petroleum Corp.
5.38%, 03/01/07	3,000	3,139
Archer-Daniels-Midland
8.88%, 04/15/11	5,000	6,170
Asian Development Bank
2.38%, 03/15/06	3,000	2,990
6.75%, 06/11/07	4,000	4,355
Asian Development Bank, MTN
4.88%, 02/05/07	7,000	7,286
Associates Corp.
6.88%, 11/15/08	5,000	5,520
AT&T Wireless Services, Inc.
7.50%, 05/01/07	10,000	10,991
Bank of America Corp.
6.75%, 09/15/05	10,000	10,447
4.75%, 10/15/06	10,000	10,328
6.63%, 10/15/07	10,000	10,886
6.38%, 02/15/08	10,000	10,817
7.40%, 01/15/11	10,000	11,399
7.25%, 10/15/25	10,000	11,235
Bank One Corp.
7.25%, 08/15/04	4,000	4,007
6.88%, 08/01/06	5,000	5,354
7.60%, 05/01/07	8,000	8,842
7.13%, 05/15/07	8,000	8,748
7.63%, 10/15/26	4,000	4,628
8.00%, 04/29/27	4,000	4,799
Bear Stearns Co., Inc.
2.88%, 07/02/08	8,000	7,643
BellSouth Corp.
6.88%, 10/15/31	21,000	22,149
BellSouth Telecommunications
6.38%, 06/01/28	5,000	4,963
6.75%, 10/15/33	14,000	14,111

17

TD WATERHOUSE TRUST
Bond Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE

Best Foods, MTN,
Series F
6.63%, 04/15/28	$5,000	$5,379
BP Co. WA
6.50%, 08/01/07	4,000	4,350
Bristol-Myers Squibb
4.75%, 10/01/06	9,000	9,296
6.80%, 11/15/26	6,000	6,554
Chase Manhattan
Corp.
7.88%, 06/15/10	65,000	75,400
ChevronTexaco Corp.
5.70%, 12/01/08	5,000	5,131
5.50%, 01/15/09	5,000	5,291
8.63%, 04/01/32	5,000	6,783
Citicorp
6.38%, 01/15/06	4,000	4,209
7.25%, 09/01/08	4,000	4,473
Citicorp, MTN,
Series C
7.00%, 07/01/07	8,000	8,741
Citigroup, Inc.
6.75%, 12/01/05	12,000	12,633
5.50%, 08/09/06	12,000	12,553
7.25%, 10/01/10	12,000	13,639
6.00%, 02/21/12	13,000	13,916
Coca-Cola Enterprises
8.50%, 02/01/12	15,000	18,469
7.13%, 08/01/17	15,000	17,227
6.75%, 01/15/38	8,000	8,713
Compaq Computer
7.65%, 08/01/05	5,000	5,249
Con Edison Co. of
New York, Series B
7.50%, 09/01/10	5,000	5,750
ConocoPhillips
6.38%, 03/30/09	25,000	27,309
Consolidated Natural
Gas, Series C
6.25%, 11/01/11	15,000	16,055
Countrywide Home
Loan, MTN, Series H
6.25%, 04/15/09	15,000	16,119
PRINCIPAL		MARKET
AMOUNT		VALUE

DaimlerChrysler
Holdings NA
7.40%, 01/20/05	$6,000	$6,142
6.40%, 05/15/06	6,000	6,321
7.20%, 09/01/09	6,000	6,592
Deere & Co.
7.85%, 05/15/10	15,000	17,566
E.I. Du Pont de
Nemours & Co.
5.88%, 05/11/09	65,000	69,264
European Investment
Bank
5.63%, 01/24/06	5,000	5,215
2.38%, 03/15/06	7,000	6,968
4.88%, 09/06/06	16,000	16,577
3.38%, 03/16/09	7,000	6,863
First Union National
Bank
7.88%, 02/15/10	4,000	4,648
FleetBoston Financial
Corp.
6.50%, 03/15/08	15,000	16,263
Florida Power &
Light
4.85%, 02/01/13	5,000	4,977
Ford Motor Credit Co.
6.88%, 02/01/06	64,000	67,146
General Electric
Capital Corp., MTN,
Series A
6.80%, 11/01/05	9,000	9,459
5.00%, 02/15/07	80,000	83,340
7.38%, 01/19/10	9,000	10,252
General Motors
Acceptance Corp.
6.88%, 09/15/11	50,000	51,328
Goldman Sachs Group,
Inc.
6.88%, 01/15/11	7,000	7,746
6.60%, 01/15/12	7,000	7,611
GTE South, Inc.
6.13%, 06/15/07	15,000	16,031
Honeywell International
6.63%, 06/15/28	5,000	5,354

18

TD WATERHOUSE TRUST
Bond Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE

Household Finance
Corp.
8.00%, 05/09/05	$14,000	$14,605
6.50%, 01/24/06	12,000	12,642
5.75%, 01/30/07	24,000	25,328
5.88%, 02/01/09	9,000	9,570
6.38%, 10/15/11	11,000	11,856
7.00%, 05/15/12	9,000	10,030
4.75%, 07/15/13	9,000	8,607
IBM Corp.
6.50%, 01/15/28	11,000	11,745
7.00%, 10/30/45	10,000	11,251
Indiana Michigan
Power, Series C
6.13%, 12/15/06	3,000	3,176
Inter-American
Development Bank
5.38%, 01/18/06	5,000	5,203
7.38%, 01/15/10	6,000	6,960
4.38%, 09/20/12	5,000	4,951
Inter-American
Development Bank,
MTN
3.38%, 03/17/08	5,000	4,973
International Bank
for Reconstruction
& Development
7.00%, 01/27/05	19,000	19,439
5.00%, 03/28/06	19,000	19,716
Key Bank NA
7.00%, 02/01/11	2,000	2,213
KFW International
Finance
4.75%, 01/24/07	11,000	11,392
Lehman Brothers
Holdings
7.75%, 01/15/05	11,000	11,277
6.25%, 05/15/06	11,000	11,604
Mellon Bank NA
6.50%, 08/01/05	5,000	5,174
Merrill Lynch & Co.
6.88%, 11/15/18	65,000	71,662
Morgan Stanley
6.10%, 04/15/06	8,000	8,417
6.75%, 04/15/11	8,000	8,788
	PRINCIPAL	MARKET
	AMOUNT	VALUE

National Rural
Utilities
6.13%, 05/15/05	$20,000	$20,586
National Westminster
Bank
7.38%, 10/01/09	4,000	4,560
Pacific Bell
6.25%, 03/01/05	5,000	5,115
Praxair, Inc.
6.50%, 03/01/08	5,000	5,448
6.38%, 04/01/12	4,000	4,382
Procter & Gamble
Co.
6.60%, 12/15/04	17,000	17,305
Republic of Finland
5.88%, 02/27/06	3,000	3,149
Republic of Italy
2.75%, 12/15/06	12,000	11,876
6.00%, 02/22/11	6,000	6,583
5.63%, 06/15/12	8,000	8,518
Southwestern Bell
Telephone
6.63%, 07/15/07	15,000	16,211
SunTrust Bank
5.45%, 12/01/17	5,000	4,985
Target Corp.
5.40%, 10/01/08	10,000	10,517
5.88%, 11/01/08	1,000	1,073
Transocean, Inc.
6.95%, 04/15/08	4,000	4,420
Turner Broadcasting
System, Inc.
8.38%, 07/01/13	8,000	9,444
Unilever Capital
Corp.
6.88%, 11/01/05	8,000	8,421
United Technologies
Corp.
7.50%, 09/15/29	5,000	6,002
Vastar Resources,
Inc.
6.50%, 04/01/09	4,000	4,394
Verizon
Communications, Inc.
6.94%, 04/15/28	15,000	15,504

19

TD WATERHOUSE TRUST
Bond Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

PRINCIPAL		MARKET
AMOUNT		VALUE

Verizon New England,
Inc.
6.50%, 09/15/11	$20,000	$21,558
Viacom, Inc.
7.88%, 07/30/30	15,000	17,720
Virginia Electric &
Power, Series D
7.63%, 07/01/07	6,000	6,653
Wachovia Corp.
6.63%, 07/15/05	8,000	8,306
7.05%, 08/01/05	8,000	8,350
4.95%, 11/01/06	12,000	12,448
6.40%, 04/01/08	5,000	5,411
6.25%, 08/04/08	4,000	4,313
6.38%, 01/15/09	2,000	2,170
Wal-Mart Stores,
Inc.
6.55%, 08/10/04	10,000	10,008
4.15%, 06/15/05	8,000	8,118
5.88%, 10/15/05	2,000	2,077
4.38%, 07/12/07	1,000	1,026
7.25%, 06/01/13	9,000	10,410

Total Corporate Bonds
(Cost $1,593,106)–10.3%		1,617,311

Foreign Bonds
Canada–0.9%
BP Canada Energy Co.
6.75%, 02/15/05	4,000	4,104
British Columbia
4.63%, 10/03/06	4,000	4,116
5.38%, 10/29/08	4,000	4,223
Canadian Government
5.25%, 11/05/08	12,000	12,715
Hydro-Quebec
8.00%, 02/01/13	11,000	13,383
Manitoba
2.75%, 01/17/06	4,000	4,018
5.50%, 10/01/08	4,000	4,245
7.50%, 02/22/10	4,000	4,639
	PRINCIPAL	MARKET
	AMOUNT	VALUE

New Brunswick
3.50%, 10/23/07	$4,000	$4,001
Newfoundland
8.65%, 10/22/22	4,000	5,362
7.32%, 10/13/23	4,000	4,763
Nova Scotia
5.75%, 02/27/12	4,000	4,253
Ontario
4.20%, 06/30/05	4,000	4,066
7.00%, 08/04/05	4,000	4,189
2.63%, 12/15/05	4,000	3,996
6.00%, 02/21/06	4,000	4,192
3.50%, 09/17/07	4,000	3,999
3.13%, 05/02/08	4,000	3,904
5.50%, 10/01/08	4,000	4,248
3.75%, 12/15/09	4,000	3,916
5.13%, 07/17/12	4,000	4,113
Province of
Saskatchewan
7.13%, 03/15/08	4,000	4,444
Quebec
5.50%, 04/11/06	4,000	4,172
7.00%, 01/30/07	4,000	4,350
5.75%, 02/15/09	4,000	4,263
5.00%, 07/17/09	4,000	4,132
6.13%, 01/22/11	4,000	4,345
7.50%, 07/15/23	4,000	4,867
7.13%, 02/09/24	4,000	4,674
7.50%, 09/15/29	4,000	4,910

		146,602

Italy–0.2%
Republic of Italy
4.38%, 10/25/06	24,000	24,657

Netherlands–0.1%
Deutsche Telekom
International
Finance
8.50%, 06/15/10	13,000	15,333

20

TD WATERHOUSE TRUST
Bond Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE

United Kingdom–0.2%
Amvescap, Inc.
5.90%, 01/15/07	$3,000	$3,176
Vodafone Group
6.65%, 05/01/08	10,000	10,897
7.88%, 02/15/30	10,000	12,008

		26,081

Total Foreign Bonds
(Cost $211,650)–1.4%		212,673

	NUMBER OF	MARKET
	SHARES	VALUE

Exchange Traded Funds
iShares Goldman Sachs
Corp. Bond Fund	6,140	$668,892
iShares Lehman
Brothers Aggregate
Bond Fund	6,000	606,900

Total Exchange Traded Funds
(Cost $1,277,916)–8.1%		1,275,792

Total Investments
(Cost $15,537,868)–99.1%		15,568,749
Other Assets and Liabilities,
Net–0.9%		146,531

Net Assets–100.0%		$15,715,280

Description of Abbreviations:

MTN Medium Term Note

Please see accompanying notes to financial statements.

21

TD WATERHOUSE TRUST
Dow 30 Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Common Stock
3M Co.	121,870	$10,037,213
Alcoa, Inc.	121,870	3,903,496
Altria Group, Inc.	121,870	5,801,012
American Express Co.	121,870	6,123,967
American International
Group, Inc.	121,870	8,610,115
Boeing Co.	121,870	6,184,902
Caterpillar, Inc.	121,870	8,956,226
Citigroup, Inc.	121,870	5,373,248
Coca-Cola Co.	121,870	5,345,218
E.I. Du Pont de
Nemours & Co.	121,870	5,224,567
ExxonMobil Corp.	121,870	5,642,581
General Electric Co.	121,870	4,052,178
General Motors Corp.	121,870	5,257,472
Hewlett-Packard Co.	121,870	2,455,681
Home Depot, Inc.	121,870	4,109,456
Honeywell
International, Inc.	121,870	4,583,531
Intel Corp.	121,870	2,971,191
International Business
Machines Corp.	121,870	10,611,221
Johnson & Johnson	121,870	6,735,755
JPMorganChase & Co.	121,870	4,549,407
McDonald’s Corp.	121,870	3,351,425
Merck & Co., Inc.	121,870	5,526,805
Microsoft Corp.	121,870	3,468,420
Pfizer, Inc.	121,870	3,894,965
Procter & Gamble Co.	121,870	6,355,521
SBC Communications,
Inc.	121,870	3,088,186
United Technologies
Corp.	121,870	11,394,845
Verizon
Communications,
Inc.	121,870	4,696,870
Wal-Mart Stores, Inc.	121,870	6,460,329
Walt Disney Co.	121,870	2,813,978

	NUMBER OF
	SHARES/
	PRINCIPAL	MARKET
	AMOUNT	VALUE

Total Common Stock
(Cost $167,181,315)–97.6%		$167,579,781

Other Investment Company
(Cost $3,120,392)–1.8%
Diamonds Trust,
Series 1	30,225	3,075,393

U.S. Government Obligation
(Cost $169,726)–0.1%
U.S. Treasury Bills,
mature 09/16/04,
par value $170,000,
yield at time of
purchase 1.26%(A)	$170,000	169,724

Total Investments
(Cost $170,471,433)–99.5%		170,824,898

Other Assets and Liabilities,
Net–0.5%		827,436

Net Assets–100.0%		$171,652,334

(A) Security pledged as collateral on open futures contracts.

Please see accompanying notes to financial statements.

22

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Common Stock
Aerospace & Defense–1.7%
Boeing Co.	9,574	$485,880
General Dynamics Corp.	2,103	207,818
Goodrich Corp.	1,296	41,900
Lockheed Martin Corp.	5,235	277,403
Northrop Grumman
Corp.	3,774	198,512
Raytheon Co.	4,553	152,753
Rockwell Collins, Inc.	1,950	66,729
United Technologies
Corp.	5,837	545,760

		1,976,755

Agriculture–0.1%
Monsanto Co.	2,896	105,009

Air Transportation–0.8%
Delta Air Lines, Inc.(A)	150	778
FedEx Corp.	4,035	330,386
Honeywell International,
Inc.	9,819	369,293
Southwest Airlines Co.	9,611	139,071
Textron, Inc.	1,486	91,092

		930,620

Apparel/Textiles–0.2%
Cintas Corp.	1,615	67,765
Jones Apparel Group, Inc.	950	35,482
Liz Claiborne, Inc.	950	34,381
VF Corp.	1,280	64,013

		201,641

Automotive–0.9%
Cooper Tire & Rubber	150	3,517
Dana Corp.	1,203	23,206
Delphi Corp.	6,559	62,376
Ford Motor Co.	19,721	290,293
General Motors Corp.	6,696	288,865
Genuine Parts Co.	1,940	73,196
Goodyear Tire & Rubber
Co.(A)	2,930	32,084
ITT Industries, Inc.	860	68,757
	NUMBER OF	MARKET
	SHARES	VALUE

Navistar International
Corp.(A)	769	$27,646
Paccar, Inc.	2,053	123,098
Rockwell International
Corp.	2,156	80,656
Visteon Corp.	150	1,542

		1,075,236

Banks–8.3%
Amsouth Bancorp	3,264	80,066
Bank of America Corp.	23,152	1,968,152
Bank of New York Co.,
Inc.	9,298	267,132
BB&T Corp.	6,769	262,163
Charter One Financial,
Inc.	2,456	109,071
Comerica, Inc.	2,229	130,330
Fifth Third Bancorp	6,739	332,637
First Horizon National
Corp.	1,021	44,260
Golden West Financial
Corp.	1,642	175,546
Huntington Bancshares,
Inc.	2,550	62,373
JPMorganChase & Co.	40,597	1,515,486
Keycorp	4,683	141,333
M&T Bank Corp.	1,525	142,176
Marshall & Ilsley Corp.	2,908	111,696
Mellon Financial Corp.	4,929	135,449
National City Corp.	8,139	297,073
North Fork
Bancorporation, Inc.	2,301	89,854
Northern Trust Corp.	2,539	101,890
PNC Financial Services
Group, Inc.	3,087	156,202
Regions Financial Corp.	4,991	148,183
SouthTrust Corp.	4,022	156,013
Sovereign Bancorp, Inc.	3,600	78,372
State Street Corp.	3,801	162,721
SunTrust Banks, Inc.	2,981	196,597
Synovus Financial Corp.	3,092	78,753
US Bancorp	21,610	611,563
Wachovia Corp.	14,913	660,795
Washington Mutual,
Inc.	10,027	389,048

23

TD WATERHOUSE TRUST

500 Index Fund · Schedule of Investments

July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Wells Fargo & Co.	19,418	$1,114,787
Zions Bancorp	1,000	60,500

		9,780,221

Beauty Products–2.5%
Alberto-Culver Co., Cl. B	825	38,461
Avon Products, Inc.	5,244	225,544
Colgate-Palmolive Co.	6,286	334,415
Gillette Co.	11,300	440,474
International Flavors
& Fragrances, Inc.	851	31,096
Kimberly-Clark Corp.	5,822	373,016
Procter & Gamble Co.	29,190	1,522,259

		2,965,265

Broadcasting, Newspapers
& Advertising–1.1%
Clear Channel
Communications, Inc.	7,143	255,005
Comcast Corp., Cl. A(A)	25,464	697,714
Interpublic Group Cos.,
Inc.(A)	4,745	60,688
Omnicom Group	1,982	142,744
Univision
Communications,
Inc., Cl. A(A)	3,573	103,510

		1,259,661

Building &
Construction–0.4%
American Standard
Cos.(A)	2,886	109,351
Centex Corp.	1,456	61,763
Fluor Corp.	825	37,579
KB Home	458	29,335
Masco Corp.	5,497	166,229
Pulte Homes, Inc.	1,394	76,154
Vulcan Materials Co.	793	37,763

		518,174

Chemicals–1.4%
Air Products &
Chemicals, Inc.	2,776	143,658
Ashland, Inc.	562	29,376
NUMBER OF		MARKET
SHARES		VALUE

Cooper Industries
Ltd., Cl. A	818	$46,520
Dow Chemical Co.	10,447	416,731
E.I. Du Pont de
Nemours & Co.	11,359	486,960
Eastman Chemical Co.	700	31,276
Engelhard Corp.	1,312	38,573
Great Lakes Chemical
Corp.	100	2,398
Hercules, Inc.(A)	200	2,362
PPG Industries, Inc.	2,149	126,683
Praxair, Inc.	4,105	161,942
Rohm & Haas Co.	2,220	87,024
Sigma-Aldrich Corp.	600	34,464

		1,607,967

Computers & Services–6.6%
3M Co.	9,249	761,748
Affiliated Computer
Services, Inc., Cl. A(A)	1,400	72,660
Apple Computer, Inc.(A)	4,823	155,976
Autodesk, Inc.	994	39,959
Cisco Systems, Inc.(A)	76,779	1,601,610
Computer Sciences
Corp.(A)	2,556	120,771
Dell, Inc.(A)	28,947	1,026,750
eBay, Inc.(A)	7,643	598,676
Electronic Data
Systems Corp.	5,156	95,283
EMC Corp.(A)	28,754	315,431
Gateway, Inc.(A)	4,088	18,396
Hewlett-Packard Co.	35,051	706,278
International Business
Machines Corp.	19,292	1,679,754
International Game
Technology	3,816	123,409
Lexmark International,
Inc.(A)	1,324	117,174
Monster Worldwide, Inc.	(A)875	19,329
NCR Corp.(A)	949	44,062
Sun Microsystems,
Inc.(A)	33,455	132,147
Sungard Data Systems,
Inc.(A)	3,789	88,322

24

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Symbol Technologies,
Inc.	1,780	$23,300
Unisys Corp.(A)	2,700	27,648

		7,768,683

Containers & Packaging–0.2%
Ball Corp.	482	34,791
Bemis Co.	1,154	30,558
Newell Rubbermaid, Inc.	2,446	52,833
Pactiv Corp.(A)	1,271	29,970
Sealed Air Corp.(A)	754	35,770

		183,922

Data Processing–0.7%
Automatic Data
Processing	6,434	270,099
First Data Corp.	10,281	458,636
Fiserv, Inc.(A)	1,995	68,349
IMS Health, Inc.	2,176	52,746

		849,830

Diversified Manufacturing–1.1%
Crane Co.	1,033	28,738
Danaher Corp.	3,558	180,213
Illinois Tool Works, Inc.	4,148	375,477
Tyco International Ltd.	22,774	705,994

		1,290,422

Electrical Services–6.3%
AES Corp.(A)	8,060	77,779
Allegheny Energy, Inc.(A)	1,930	28,641
Ameren Corp.	2,355	105,245
American Electric
Power Co., Inc.	4,400	136,884
Calpine Corp.(A)	2,250	8,685
Centerpoint Energy, Inc.	3,483	40,438
Cinergy Corp.	2,001	76,538
Citizens Communications
Co.(A)	2,567	36,965
CMS Energy Corp.(A)	3,050	27,541
Consolidated Edison, Inc.	2,664	109,144
Constellation Energy
Group, Inc.	1,830	70,546
Dominion Resources,
Inc.	4,281	271,672
	NUMBER OF	MARKET
	SHARES	VALUE

DTE Energy Co.	1,827	$73,391
Duke Energy Corp.	10,835	232,953
Edison International	4,283	114,784
Emerson Electric Co.	5,047	306,353
Entergy Corp.	2,488	143,060
Exelon Corp.	7,228	252,257
FirstEnergy Corp.	3,869	151,278
FPL Group, Inc.	2,038	137,219
General Electric Co.	119,848	3,984,946
NiSource, Inc.	2,512	51,998
PG&E Corp.(A)	5,194	148,237
Pinnacle West Capital
Corp.	796	32,238
PPL Corp.	1,892	87,694
Progress Energy, Inc.	2,612	110,070
Public Service
Enterprise Group, Inc.	2,740	106,860
Southern Co.	8,117	237,666
Teco Energy, Inc.	2,105	27,155
TXU Corp.	4,031	159,869
XCEL Energy, Inc.	4,693	80,250

		7,428,356

Electronic & Other Electrical
Equipment–0.4%
Adobe Systems, Inc.	2,704	114,055
American Power
Conversion	1,742	26,304
Eaton Corp.	1,742	112,603
Jabil Circuit, Inc.(A)	2,220	48,285
Molex, Inc.	2,844	82,362
Sanmina Corp.(A)	4,867	35,724
Solectron Corp.(A)	10,554	58,047
Tektronix, Inc.	1,057	32,133
Thomas & Betts Corp.(A)	100	2,630

		512,143

Entertainment–1.5%
Carnival Corp.	7,437	346,639
Time Warner, Inc.(A)	51,843	863,186
Walt Disney Co.	22,556	520,818

		1,730,643

25

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Environmental Services–0.3%
Allied Waste Industries,
Inc.(A)	2,391	$22,093
Ecolab, Inc.	2,349	71,644
Waste Management, Inc.	7,186	202,214

		295,951

Financial Services–7.0%
American Express Co.	14,544	730,836
Bear Stearns Cos., Inc.	1,040	86,757
Capital One Financial
Corp.	2,870	198,948
Charles Schwab Corp.	13,586	119,285
Citigroup, Inc.	58,724	2,589,141
Countrywide Financial
Corp.	3,301	238,002
E*Trade Financial Corp.(A)	3,100	34,317
Equifax, Inc.	1,300	31,356
Fannie Mae	11,233	797,094
Federated Investors,
Inc., Cl. B	700	19,677
Franklin Resources, Inc.	2,865	138,236
Freddie Mac	8,128	522,712
Goldman Sachs Group,
Inc.	5,482	483,458
Janus Capital Group,
Inc.	2,198	29,146
Lehman Brothers
Holdings, Inc.	3,333	233,643
MBNA Corp.	14,166	349,759
Merrill Lynch & Co.,
Inc.	10,917	542,793
Moody’s Corp.	1,534	104,465
Morgan Stanley	12,548	618,993
Providian Financial
Corp.(A)	3,049	42,198
SLM Corp.	4,634	175,721
T. Rowe Price Group,
Inc.	1,406	64,985

		8,151,522

Food, Beverage & Tobacco–5.3%
Altria Group, Inc.	23,288	1,108,509
Anheuser-Busch Cos.,
Inc.	9,447	490,299
	NUMBER OF	MARKET
	SHARES	VALUE

Archer-Daniels-Midland
Co.	6,414	$98,968
Brown-Forman Corp.,
Cl. B	1,350	62,788
Campbell Soup Co.	4,950	126,671
Coca-Cola Co.	27,658	1,213,080
Coca-Cola Enterprises,
Inc.	5,437	110,915
Conagra Foods, Inc.	6,173	160,498
Coors, Cl. B	319	21,934
Fortune Brands, Inc.	1,652	119,241
General Mills, Inc.	4,277	192,037
Hershey Foods Corp.	3,202	155,105
HJ Heinz Co.	3,817	140,809
Kellogg Co.	5,055	210,591
McCormick & Co., Inc.	1,163	41,601
Pepsi Bottling Group,
Inc.	2,742	76,365
PepsiCo, Inc.	19,704	985,200
RJ Reynolds Tobacco
Holdings, Inc.(A)	1,799	129,438
Sara Lee Corp.	8,211	180,314
Supervalu, Inc.	1,271	36,300
Sysco Corp.	7,567	260,683
UST, Inc.	2,279	86,488
Wm Wrigley, Jr. Co.	2,715	163,986

		6,171,820

Footwear–0.2%
Nike, Inc., Cl. B	3,220	234,126
Reebok International
Ltd.	501	17,064

		251,190

Gas/Natural Gas–0.3%
Dynegy, Inc., Cl. A(A)	1,350	5,670
El Paso Energy Corp.	5,242	41,359
KeySpan Corp.	1,846	66,438
Kinder Morgan, Inc.	1,104	66,251
Nicor, Inc.	100	3,311
Peoples Energy Corp.	100	3,900
Sempra Energy	2,554	91,305
Williams Cos., Inc.	5,737	69,705

		347,939

26

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Hotel & Motel–0.3%
Harrah’s Entertainment,
Inc.	1,254	$58,299
Hilton Hotels Corp.	3,371	60,105
Marriott International,
Inc., Cl. A	2,618	127,758
Starwood Hotels &
Resorts Worldwide,
Inc.	2,233	100,485

		346,647

Household Products–0.3%
Clorox Co.	2,423	120,593
Leggett & Platt, Inc.	2,150	58,158
Maytag Corp.	1,010	20,705
Sherwin-Williams Co.	1,650	66,627
Whirlpool Corp.	667	41,647

		307,730

Insurance–5.6%
ACE Ltd.	3,665	148,762
Aetna, Inc.	1,910	163,878
Aflac, Inc.	5,379	213,224
Allstate Corp.	8,257	388,740
AMBAC Financial
Group, Inc.	1,457	103,607
American International
Group, Inc.	29,618	2,092,512
Anthem, Inc.(A)	1,575	129,890
AON Corp.	4,117	108,853
Chubb Corp.	1,948	133,983
Cigna Corp.	1,498	92,891
Cincinnati Financial
Corp.	1,984	79,122
Hartford Financial
Services Group, Inc.	3,919	255,127
Jefferson-Pilot Corp.	1,620	78,052
Lincoln National Corp.	1,850	80,845
Loews Corp.	2,228	126,172
Marsh & McLennan
Cos., Inc.	6,314	280,215
MBIA, Inc.	1,575	85,018
Metlife, Inc.	8,722	311,114
MGIC Investment Corp.	941	66,811
	NUMBER OF	MARKET
	SHARES	VALUE

Principal Financial
Group(A)	3,921	$133,275
Progressive Corp.	2,273	174,157
Prudential Financial,
Inc.	6,239	290,488
Safeco Corp.	1,550	72,943
St. Paul Cos.	7,450	276,172
Torchmark Corp.	1,323	69,166
UnitedHealth Group,
Inc.	7,582	476,908
UnumProvident Group,
Inc.	2,768	44,150
XL Capital Ltd., Cl. A	1,333	94,216

		6,570,291

Leisure Products–0.1%
Brunswick Corp.	664	25,916
Hasbro, Inc.	1,218	22,131
Mattel, Inc.	5,660	99,163

		147,210

Machinery & Manufacturing
Operations–0.9%
Black & Decker Corp.	970	67,813
Caterpillar, Inc.	3,666	269,414
Cummins, Inc.	398	27,633
Deere & Co.	3,024	189,937
Dover Corp.	2,110	83,725
Ingersoll-Rand Co.,
Cl. A	2,625	180,311
Pall Corp.	1,188	27,526
Parker Hannifin Corp.	1,280	73,446
Snap-On, Inc.	850	27,294
Stanley Works	930	39,432
WW Grainger, Inc.	1,070	56,657

		1,043,188

Measuring Devices–0.3%
Agilent Technologies,
Inc.(A)	5,401	128,598
Applied Biosystems
Group-Applera Corp.	1,903	39,373
PerkinElmer, Inc.	1,624	28,550
Thermo Electron Corp.(A)	1,393	35,828

27

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Waters Corp.(A)	1,536	$67,399

		299,748

Medical Products
& Services–5.1%
Amgen, Inc.(A)	14,440	821,347
Bausch & Lomb, Inc.	649	39,972
Baxter International, Inc.	7,364	221,435
Becton Dickinson & Co.	2,836	133,944
Biomet, Inc.	2,573	113,186
Boston Scientific Corp.(A)	9,612	367,755
Caremark Rx, Inc.(A)	5,400	164,700
CR Bard, Inc.	1,008	55,642
Express Scripts, Inc.(A)	870	57,072
Guidant Corp.	3,758	207,893
HCA, Inc.	5,949	229,929
Health Management
Associates, Inc., Cl. A	2,669	53,540
Hospira, Inc.(A)	1,650	42,751
Humana, Inc.(A)	1,748	31,656
Johnson & Johnson	33,710	1,863,152
Manor Care, Inc.	690	21,562
Medco Health Solutions,
Inc.(A)	2,662	80,659
Medtronic, Inc.	13,765	683,708
St. Jude Medical, Inc.(A)	2,227	151,726
Stryker Corp.	4,882	232,774
Tenet Healthcare Corp.(A)	5,505	61,546
WellPoint Health
Networks(A)	1,616	163,378
Zimmer Holdings, Inc.(A)	2,950	225,114

		6,024,441

Metal & Metal Industries–0.7%
Alcoa, Inc.	10,352	331,575
Allegheny Technologies,
Inc.	150	3,007
Freeport-McMoran
Copper & Gold, Inc.,
Cl. B	1,679	58,513
Newmont Mining Corp.	5,298	214,410
Nucor Corp.	890	74,449
Phelps Dodge Corp.	1,091	85,033
United States Steel Corp.	895	34,135
	NUMBER OF	MARKET
	SHARES	VALUE

Worthington Industries	200	$4,096

		805,218

Misc. Business Services–0.5%
Cendant Corp.	11,228	256,897
Convergys Corp.(A)	1,152	15,252
Deluxe Corp.	600	26,430
H&R Block, Inc.	2,031	99,783
Paychex, Inc.	4,442	136,414
Robert Half
International, Inc.	1,550	43,121

		577,897

Motorcycles–0.2%
Harley-Davidson, Inc.	3,275	196,074

Office Supplies &
Equipment–0.3%
Avery Dennison Corp.	1,507	91,279
Pitney Bowes, Inc.	2,997	126,473
Xerox Corp.(A)	10,654	147,665

		365,417

Paper & Paper Products–0.6%
Boise Cascade Corp.	1,050	33,863
Georgia-Pacific Corp.	3,267	109,771
International Paper Co.	5,835	252,247
Louisiana-Pacific Corp.	1,250	29,600
MeadWestvaco Corp.	1,782	53,211
Temple-Inland, Inc.	597	40,745
Weyerhaeuser Co.	2,922	181,164

		700,601

Petroleum & Fuel
Products–6.9%
Amerada Hess Corp.	1,734	144,529
Anadarko Petroleum
Corp.	2,582	154,378
Apache Corp.	3,366	156,620
Baker Hughes, Inc.	3,580	144,274
BJ Services Co.(A)	1,794	89,090
Burlington Resources,
Inc.	4,910	187,415
ChevronTexaco Corp.	12,264	1,173,052

28

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

ConocoPhillips	8,208	$646,544
Devon Energy Corp.	2,957	205,482
EOG Resources, Inc.	1,296	82,361
Exxon Mobil Corp.	74,264	3,438,423
Halliburton Co.	5,190	164,782
Kerr-McGee Corp.	2,206	115,815
Marathon Oil Corp.	4,242	159,796
Nabors Industries Ltd.(A)	1,700	79,050
Noble Corp.(A)	1,580	61,178
Occidental Petroleum
Corp.	4,667	229,943
Rowan Cos., Inc.(A)	747	18,242
Schlumberger Ltd.	6,741	433,581
Sunoco, Inc.	694	47,310
Transocean, Inc.(A)	4,098	116,383
Unocal Corp.	2,528	97,985
Valero Energy Corp.	2,100	157,332

		8,103,565

Pharmaceuticals–7.0%
Abbott Laboratories	17,502	688,704
Allergan, Inc.	1,293	97,803
AmerisourceBergen
Corp.	1,296	70,062
Biogen Idec, Inc.(A)	4,026	241,560
Bristol-Myers Squibb
Co.	21,436	490,884
Cardinal Health, Inc.	4,587	204,121
Chiron Corp.(A)	2,072	94,960
Eli Lilly & Co.	12,831	817,591
Forest Laboratories,
Inc.(A)	3,886	195,427
Genzyme Corp.(A)	2,222	113,944
Gilead Sciences, Inc.(A)	2,400	155,136
King Pharmaceuticals,
Inc.(A)	2,172	24,522
McKesson Corp.	3,125	100,531
Medimmune, Inc.(A)	2,851	65,687
Merck & Co., Inc.	25,233	1,144,317
Mylan Laboratories	2,600	38,532
Pfizer, Inc.	86,647	2,769,238
Schering-Plough Corp.	17,333	337,300
Watson Pharmaceuticals,
Inc.(A)	870	21,933
	NUMBER OF	MARKET
	SHARES	VALUE

Wyeth	15,028	$531,991

		8,204,243

Photographic Equipment
& Supplies–0.1%
Eastman Kodak Co.	3,232	85,616

Printing & Publishing–0.7%
Dow Jones & Co., Inc.	718	30,429
Gannett Co., Inc.	2,951	245,346
Knight-Ridder, Inc.	1,163	76,514
McGraw-Hill Cos., Inc.	2,256	169,335
Meredith Corp.	377	19,936
New York Times Co.,
Cl. A	1,723	71,677
RR Donnelley & Sons
Co.	2,146	68,114
Tribune Co.	4,110	174,469

		855,820

Professional Services–0.1%
Apollo Group, Inc.,
Cl. A(A)	1,855	154,985

Railroads–0.4%
Burlington Northern
Santa Fe Corp.	4,553	161,541
CSX Corp.	2,420	75,746
Norfolk Southern Corp.	5,054	134,891
Union Pacific Corp.	2,666	150,202

		522,380

Real Estate Investment Trusts–0.4%
Apartment Investment
& Management Co.,
Cl. A	811	25,928
Equity Office Properties
Trust	5,188	134,629
Equity Residential
Properties Trust	3,390	100,174
Plum Creek Timber
Co., Inc.	1,500	47,070
Prologis	2,507	85,338

29

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Simon Property
Group, Inc.	2,292	$118,290

		511,429

Retail–7.0%
Albertson’s, Inc.	4,025	98,170
Autonation, Inc.(A)	2,304	37,140
Autozone, Inc.(A)	950	73,340
Bed Bath & Beyond,
Inc.(A)	3,253	115,124
Best Buy Co., Inc.	3,365	162,058
Big Lots, Inc.(A)	200	2,448
Circuit City Stores	2,860	40,326
CVS Corp.	4,518	189,169
Darden Restaurants,
Inc.	2,055	43,833
Dillard’s, Inc., Cl. A	1,688	38,470
Dollar General Corp.	3,989	76,988
Family Dollar Stores	1,537	42,821
Federated Department
Stores	1,978	94,786
Gap, Inc.	10,824	245,705
Home Depot, Inc.	25,241	851,127
JC Penney Co.	3,590	143,600
Kohls Corp.(A)	3,639	166,521
Kroger Co.(A)	8,529	134,758
Limited Brands	5,351	109,374
Lowe’s Cos., Inc.	8,999	438,431
May Department
Stores Co.	3,416	90,626
McDonald’s Corp.	14,573	400,757
Nordstrom, Inc.	1,453	63,787
Office Depot, Inc.(A)	3,632	59,565
RadioShack Corp.	1,286	35,944
Safeway, Inc.(A)	5,537	116,997
Sears, Roebuck & Co.	2,469	90,563
Staples, Inc.	5,415	156,385
Starbucks Corp.(A)	4,490	210,850
Target Corp.	10,385	452,786
Tiffany & Co.	1,414	50,550
TJX Cos., Inc.	5,667	133,004
Toys “R” Us, Inc.(A)	2,222	36,574
Wal-Mart Stores, Inc.	48,700	2,581,587
Walgreen Co.	11,476	417,726
	NUMBER OF	MARKET
	SHARES	VALUE

Wendy’s International,
Inc.	1,350	$48,290
Winn-Dixie Stores, Inc.	200	1,264
Yum! Brands, Inc.	3,192	122,541

		8,173,985

Semi-Conductors/Instruments–3.5%
Advanced Micro Devices,
Inc.(A)	3,036	37,920
Altera Corp.(A)	4,130	85,987
Analog Devices, Inc.	4,649	184,565
Applied Materials, Inc.(A)	18,419	312,570
Applied Micro Circuits
Corp.(A)	2,929	10,544
Broadcom Corp., Cl. A(A)	3,653	129,170
Intel Corp.	73,446	1,790,614
JDS Uniphase Corp.(A)	16,350	56,408
Johnson Controls, Inc.	2,362	133,335
KLA-Tencor Corp.(A)	1,943	80,071
Linear Technology Corp.	3,456	135,130
LSI Logic Corp.(A)	3,548	18,059
Maxim Integrated
Products	4,082	196,344
Micron Technology,
Inc.(A)	6,199	83,872
Millipore Corp.(A)	404	21,287
National Semiconductor
Corp.(A)	4,220	72,373
Novellus Systems, Inc.(A)	2,484	67,068
Nvidia Corp.(A)	1,718	26,457
PMC-Sierra, Inc.(A)	1,922	22,833
Power-One, Inc.(A)	100	877
QLogic Corp.(A)	750	18,338
Teradyne, Inc.(A)	1,511	25,838
Texas Instruments, Inc.	20,577	438,907
Xilinx, Inc.(A)	3,971	116,867

		4,065,434

Software–4.7%
BMC Software, Inc.(A)	1,721	26,985
Citrix Systems, Inc.(A)	1,542	27,170
Computer Associates
International, Inc.	6,123	154,544

30

TD WATERHOUSE TRUST
500 Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Compuware Corp.(A)	4,626	$22,852
Electronic Arts, Inc.(A)	3,197	160,266
Intuit, Inc.(A)	2,704	101,238
Mercury Interactive
Corp.(A)	805	29,431
Microsoft Corp.	122,577	3,488,541
Novell, Inc.(A)	5,420	37,073
Oracle Corp.(A)	58,991	619,995
Parametric Technology
Corp.(A)	5,240	23,790
Peoplesoft, Inc.(A)	3,989	71,882
Siebel Systems, Inc.(A)	5,894	47,506
Symantec Corp.(A)	3,713	173,620
Veritas Software Corp.	(A)5,082	96,863
Yahoo, Inc.(A)	15,018	462,554

		5,544,310

Telephones & Telecommunications–5.5%
ADC Telecommunications,
Inc.(A)	9,858	23,659
Alltel Corp.	3,267	169,884
Andrew Corp.(A)	2,006	21,765
AT&T Corp.	8,943	135,039
AT&T Wireless
Services, Inc.(A)	29,743	429,489
Avaya, Inc.(A)	6,346	92,969
BellSouth Corp.	20,830	564,285
CenturyTel, Inc.	1,170	36,258
CIENA Corp.(A)	4,413	12,445
Comverse Technology,
Inc.(A)	1,730	29,514
Corning, Inc.(A)	15,022	185,672
Lucent Technologies,
Inc.(A)	43,041	131,275
Motorola, Inc.	26,830	427,402
Network Appliance,
Inc.(A)	4,005	77,337
Nextel Communications,
Inc., Cl. A(A)	11,856	269,843
Qualcomm, Inc.	9,263	639,888
Qwest Communications
International(A)	18,656	72,572
	NUMBER OF	MARKET
	SHARES	VALUE

SBC Communications,
Inc.	37,608	$952,987
Scientific-Atlanta, Inc.	1,506	46,309
Sprint Corp.
(FON Group)	15,333	286,420
Tellabs, Inc.(A)	3,300	29,403
Verizon Communications,
Inc.	31,458	1,212,391
Viacom, Inc., Cl. B	19,675	660,883

		6,507,689

Testing Laboratories–0.1%
Quest Diagnostics, Inc.	1,111	91,191

Travel Services–0.0%
Sabre Holdings Corp.	1,487	37,963

Trucking & Leasing–0.8%
Ryder System, Inc.	1,025	43,973
United Parcel Service,
Inc., Cl. B	12,894	927,852

		971,825

Wholesale–0.2%
Costco Wholesale Corp.	4,791	194,802

Total Common Stock
(Cost $112,358,422)–99.6%		116,812,669

Total Investments
(Cost $112,358,422)–99.6%		116,812,669

Other Assets and Liabilities,
Net–0.4%		453,417

Net Assets–100.0%		$117,266,086

(A) Non-income producing security.

Please see accompanying notes to financial statements.

31

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Common Stock
Aerospace & Defense–0.7%
Alliant Techsystems, Inc.(A)	725	$45,646
Armor Holdings, Inc.(A)	550	20,075
BE Aerospace, Inc.(A)	1,250	12,487
Curtiss-Wright Corp.	300	16,125
DRS Technologies, Inc.(A)	550	19,646
EDO Corp.	510	12,077
ESCO Technologies, Inc.(A)	220	11,583
Esterline Technologies
Corp.(A)	290	9,103
GenCorp, Inc.	1,110	13,109
Kaman Corp., Cl. A	1,461	18,175
Moog, Inc., Cl. A(A)	300	10,911
MTC Technologies, Inc.(A)	300	7,500
Orbital Sciences Corp.(A)	1,070	12,251
Sequa Corp., Cl. A(A)	200	10,440
Teledyne Technologies,
Inc.(A)	500	10,830
Titan Corp.(A)	680	8,140
Trimble Navigation Ltd.(A)	466	12,941
Triumph Group, Inc.(A)	250	8,245
United Defense
Industries, Inc.(A)	1,300	45,045

		304,329

Agriculture–0.2%
Bunge Ltd.	1,110	44,544
Delta & Pine Land Co.	800	17,960

		62,504

Air Transportation–0.4%
Airtran Holdings, Inc.(A)	630	7,024
Alaska Air Group, Inc.(A)	350	7,291
America West Holdings
Corp., Cl. B(A)	700	4,256
AMR Corp.-Delaware(A)	2,610	22,002
Continental Airlines, Inc.,
Cl. B(A)	840	7,552
EGL, Inc.(A)	1,330	33,795
ExpressJet Holdings,
Inc.(A)	960	10,464
Frontier Airlines, Inc.(A)	750	5,903
	NUMBER OF	MARKET
	SHARES	VALUE

JetBlue Airways Corp.(A)	1,000	$23,810
Mesa Air Group, Inc.(A)	1,021	6,371
Northwest Airlines Corp.(A)	800	6,904
Offshore Logistics, Inc.(A)	280	8,106
Skywest, Inc.	830	11,728

		155,206

Apparel/Textiles–0.9%
Carter’s, Inc.(A)	500	13,645
Coach, Inc.(A)	2,500	106,975
Columbia Sportswear Co.(A)	731	40,022
Guess?, Inc.(A)	860	13,932
Gymboree Corp.(A)	620	9,815
Kellwood Co.	650	26,097
Mohawk Industries, Inc.(A)	900	66,186
Oshkosh B’Gosh, Inc.	300	6,729
Oxford Industries, Inc.	270	10,684
Phillips-Van Heusen	400	7,588
Polo Ralph Lauren Corp.	800	26,368
Quiksilver, Inc.(A)	1,200	25,872
Russell Corp.	600	10,614
Skechers U.S.A., Inc.,
Cl. A(A)	600	8,250
Warnaco Group, Inc.(A)	600	11,340

		384,117

Automotive–1.3%
Aftermarket Technology
Corp.(A)	500	7,495
American Axle &
Manufacturing
Holdings, Inc.	500	17,175
Arctic Cat, Inc.	380	10,309
ArvinMeritor, Inc.	930	18,479
BorgWarner, Inc.	1,070	50,493
Clarcor, Inc.	370	16,280
Collins & Aikman Corp.(A)	2,800	14,280
Dollar Thrifty
Automotive Group(A)	440	10,600
Federal Signal Corp.	800	13,608
Group 1 Automotive, Inc.(A)	300	8,922
Harsco Corp.	530	23,786
Hayes Lemmerz
International, Inc.(A)	870	11,353

32

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Keystone Automotive
Industries, Inc.(A)	250	$7,060
Mcgrath Rentcorp	200	6,490
Midas, Inc.(A)	400	7,140
Monaco Coach Corp.	450	10,926
Monro Muffler, Inc.(A)	300	6,633
Oshkosh Truck Corp.	750	39,728
Polaris Industries, Inc.	870	41,586
Sports Resorts
International, Inc.(A)	3,847	14,465
SPX Corp.	834	34,152
Standard Motor Products,
Inc.	550	7,865
Stoneridge, Inc.(A)	500	7,340
Superior Industries
International	300	9,807
Teleflex, Inc.	1,030	45,784
Tenneco Automotive,
Inc.(A)	550	7,651
TRW Automotive
Holdings Corp.(A)	2,110	43,888
United Auto Group, Inc.	420	11,525
Winnebago Industries	420	15,477

		520,297

Banks–8.8%
1st Source Corp.	510	12,281
Alabama National Bancorp	200	11,446
Amcore Financial, Inc.	490	13,842
Anchor Bancorp
Wisconsin, Inc.	480	12,211
Arrow Financial Corp.	250	7,000
Associated Bancorp	765	23,034
Astoria Financial Corp.	700	23,912
Bancfirst Corp.	150	8,917
Bancorpsouth, Inc.	1,350	28,512
Bank Mutual Corp.	1,927	21,737
Bank of Granite Corp.	872	16,699
Bank of Hawaii Corp.	400	17,972
Bank of the Ozarks, Inc.	300	7,665
BankAtlantic Bancorp,
Inc., Cl. A	950	17,328
Banknorth Group, Inc.	2,270	72,436
Bankunited Financial
Corp.(A)	770	20,667
	NUMBER OF	MARKET
	SHARES	VALUE

Banner Corp.	754	$20,554
BOK Financial Corp.(A)	401	16,453
Boston Private
Financial Holdings, Inc.	540	12,533
Brookline Bancorp, Inc.	680	9,676
Capital City Bank Group,
Inc.	290	11,197
Capitol Federal Financial	719	22,735
Cascade Bancorp	400	7,312
Cathay General Bancorp	341	22,850
CB Bancshares, Inc.	100	9,200
Charter Financial Corp.	360	11,733
Chemical Financial Corp.	900	31,086
Chittenden Corp.	410	13,928
Citizens Banking Corp.
-Michigan	610	19,154
Citizens First Bancorp,
Inc.	703	16,520
City Bank-Lynnwood WA	250	8,150
City Holding Co.	350	10,664
City National Corp.	550	35,475
Clifton Savings Bancorp,
Inc.(A)	600	7,032
Coastal Financial Corp.	66	989
CoBiz, Inc.	787	10,782
Colonial BancGroup, Inc.	1,100	21,219
Columbia Banking
Systems, Inc.	350	7,619
Commerce Bancorp, Inc.	650	32,721
Commerce Bancshares,
Inc.	580	27,034
Commercial Capital
Bancorp, Inc.(A)	1,180	25,925
Commercial Federal Corp.	450	11,848
Community Bank
System, Inc.	620	13,956
Community First
Bankshares, Inc.	600	19,320
Community Trust
Bancorp, Inc.	250	7,542
Compass Bancshares,
Inc.	1,600	70,544
Corus Bankshares, Inc.	500	20,075
Cullen/Frost Bankers, Inc.	850	36,567
CVB Financial Corp.	715	14,772

33

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Downey Financial Corp.	350	$18,812
East-West Bancorp, Inc.	700	23,604
Euronet Worldwide, Inc.(A)	350	6,300
Fidelity Bankshares, Inc.	330	11,283
First Bancorp Puerto Rico	700	29,715
First Bancorp-North
Carolina	250	7,375
First Busey Corp.	250	7,240
First Charter Corp.	600	13,530
First Citizens BancShares,
Inc., Cl. A	100	11,900
First Commonwealth
Financial Corp.	1,000	12,790
First Community Bancorp,
Inc.	350	13,912
First Federal Capital Corp.	250	7,075
First Financial Bancorp	1,070	18,618
First Financial
Bankshares, Inc.	360	14,407
First Financial Corp.
-Indiana	250	7,970
First Financial Holdings,
Inc.	250	7,287
First Merchants Corp.	300	7,458
First Midwest Bancorp,
Inc.	1,337	45,150
First National
Bankshares of Florida,
Inc.	1,072	19,071
First Niagara Financial
Group, Inc.	1,130	13,775
First Oak Brook
Bancshares, Inc.	250	7,632
First of Long Island Corp.	300	13,176
First Republic Bank	320	13,856
FirstFed Financial Corp.(A)	320	14,499
FirstMerit Corp.	750	19,455
Flagstar Bancorp, Inc.	1,250	24,587
Flushing Financial Corp.	450	7,776
FNB Corp.	1,441	29,007
Franklin Bank Corp.(A)	450	7,092
Frontier Financial Corp.	400	13,440
Fulton Financial Corp.	2,029	41,615
Glacier Bancorp, Inc.	475	12,578
Gold Banc Corp., Inc.	750	11,662
	NUMBER OF	MARKET
	SHARES	VALUE

Great Southern
Bancorp, Inc.	250	$7,055
Greater Bay Bancorp	730	19,235
Greenpoint Financial
Corp.	1,725	70,087
Hancock Holding Co.	400	12,012
Hanmi Financial Corp.	300	8,700
Harbor Florida
Bancshares, Inc.	600	17,274
Harleysville National Corp.	350	8,214
Hibernia Corp., Cl. A	1,370	34,661
Hudson City Bancorp,
Inc.	2,520	87,343
Hudson River Bancorp	610	10,541
Hudson United Bancorp	1,250	42,812
IBERIABANK Corp.	150	8,415
Independence
Community Bank	1,883	70,311
Independent Bank Corp.	250	7,082
Independent Bank
Corp.-Michigan	440	11,255
IndyMac Bancorp, Inc.	660	21,925
Integra Bank Corp.	350	6,821
Interchange Financial
Services	300	7,161
International Bancshares
Corp.	717	27,640
Investors Financial
Services Corp.	600	27,408
Irwin Financial Corp.	400	10,692
ITLA Capital Corp.(A)	384	15,433
KNBT Bancorp, Inc.(A)	700	11,375
Levitt Corp., Cl. A(A)	237	4,918
MAF Bancorp, Inc.	910	36,536
Main Street Banks, Inc.	460	12,590
MB Financial, Inc.	300	10,932
Mercantile Bankshares
Corp.	720	32,695
Mid-State Bancshares	350	8,529
Midwest Banc Holdings,
Inc.	350	6,650
Nara Bancorp, Inc.	700	12,516
NASB Financial, Inc.	556	21,956
National Commerce
Financial Corp.	2,720	88,400

34

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

National Penn
Bancshares, Inc.	350	$10,196
NBT Bancorp, Inc.	500	10,875
Netbank, Inc.	750	8,055
New York Community
Bancorp, Inc.	3,523	67,783
NewAlliance Bancshares,
Inc.(A)	1,350	18,833
Northwest Bancorp, Inc.	580	12,145
OceanFirst Financial Corp.	350	8,103
Ocwen Financial Corp.(A)	1,430	12,670
Old National Bancorp
-Indiana	1,050	24,990
Old Second Bancorp, Inc.	300	7,758
Omega Financial Corp.	200	6,180
Oriental Financial Group	390	9,926
Pacific Capital Bancorp	1,000	27,720
Park National Corp.	290	34,139
Partners Trust Financial
Group, Inc.	2,888	28,707
Peapack Gladstone
Financial Corp.	500	15,600
Peoples Bancorp, Inc.
-Ohio	250	6,375
Peoples Bank Bridgeport	900	28,359
Peoples Holding Co.	535	17,441
PFF Bancorp, Inc.	330	12,118
Popular, Inc.	3,540	80,500
PrivateBancorp, Inc.	460	12,880
Prosperity Bancshares,
Inc.	260	6,300
Provident Bancorp, Inc.	700	7,735
Provident Bankshares
Corp.	450	13,451
Provident Financial
Services, Inc.	633	11,172
Quaker City Bancorp, Inc.	150	8,222
R&G Financial Corp., Cl. B	380	13,330
Republic Bancorp, Inc.	1,080	15,822
Republic Bancorp, Inc.
Cl. A	400	8,052
Riggs National Corp.	350	7,802
S&T Bancorp, Inc.	500	16,635
Sandy Spring Bancorp,
Inc.	330	10,283
	NUMBER OF	MARKET
	SHARES	VALUE

Santander BanCorp	440	$10,120
Seacoast Banking
Corp. of Florida	350	6,650
Signature Bank(A)	300	7,494
Silicon Valley Bancshares(A)	650	23,797
Sky Financial Group,
Inc.	1,393	32,527
South Financial Group,
Inc.	610	16,525
Southwest Bancorp of
Texas	1,200	24,420
Sterling Bancorp-
New York	250	6,740
Sterling Bancshares, Inc.	700	9,128
Sterling Financial Corp.-
Pennsylvania	500	12,150
Sterling Financial Corp.-
Washington(A)	440	13,922
Suffolk Bancorp	250	7,493
Sun Bancorp, Inc.-
New Jersey(A)	350	7,648
Susquehanna Bancshares,
Inc.	610	14,195
SY Bancorp, Inc.	350	7,665
TCF Financial Corp.	550	33,220
Texas Regional
Bancshares, Inc., Cl. A	650	28,919
Tompkins Trustco, Inc.	150	6,996
Trico Bancshares	400	7,212
Trustco Bank Corp.	1,150	14,536
Trustmark Corp.	800	23,000
UCBH Holdings, Inc.	500	19,545
UMB Financial Corp.	250	12,530
Umpqua Holdings Corp.	620	14,018
UnionBanCal Corp.	1,930	112,037
United Bankshares, Inc.	700	22,064
United Community
Banks/GA	450	10,364
United Community
Financial Corp.-Ohio	600	6,978
Unizan Financial Corp.	490	13,426
USB Holding Co., Inc.	350	7,245
Valley National Bancorp	605	15,052
W Holding Co., Inc.	1,377	22,721

35

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Warwick Community
Bancorp, Inc.	100	$3,200
Washington Federal, Inc.	1,955	48,973
Washington Trust
Bancorp, Inc.	300	7,536
Waypoint Financial Corp.	400	10,980
Webster Financial Corp.	621	29,137
WesBanco, Inc.	340	9,574
West Coast Bancorp-
Oregon	350	7,207
Westamerica
Bancorporation	600	30,438
Westcorp	900	37,422
Whitney Holding Corp.	375	15,323
Willow Grove Bancorp,
Inc.	892	14,718
Wilmington Trust Corp.	600	20,940
Wintrust Financial Corp.	250	13,258
WSFS Financial Corp.	150	7,463

		3,622,308

Beauty Products–0.3%
Chattem, Inc.(A)	500	14,405
DEL Laboratories, Inc.(A)	57	1,956
Elizabeth Arden, Inc.(A)	350	6,885
Estee Lauder Cos., Inc.,
Cl. A	1,600	70,240
Inter Parfums, Inc.	300	4,989
Playtex Products, Inc.(A)	1,520	10,746

		109,221

Broadcasting, Newspapers
& Advertising–3.5%
4Kids Entertainment,
Inc.(A)	350	7,623
Adelphia Communications,
Cl. A(A)	400	176
Beasley Broadcasting
Group, Cl. A(A)	500	7,285
Cablevision Systems
Corp., Cl. A(A)	2,410	42,103
Catalina Marketing
Corp.(A)	1,150	22,965
Charter Communications,
Inc., Cl. A(A)	2,810	8,683
	NUMBER OF	MARKET
	SHARES	VALUE

Citadel Broadcasting
Corp.(A)	2,750	$38,747
COX Communications,
Inc., Cl. A(A)	7,859	216,751
COX Radio, Inc., Cl. A(A)	650	11,264
Crown Media Holdings,
Inc., Cl. A(A)	1,870	13,034
Cumulus Media, Inc.,
Cl. A(A)	600	8,808
DIRECTV Group, Inc.(A)	18,289	296,465
Emmis Communications
Corp., Cl. A(A)	760	14,987
Entercom
Communications Corp.(A)	450	17,302
Entravision
Communications Corp.,
Cl. A(A)	1,000	7,070
Fisher Communications,
Inc.(A)	250	12,525
Fox Entertainment
Group, Inc., Cl. A(A)	5,640	152,449
Gaylord Entertainment
Co.(A)	400	11,664
Getty Images, Inc.(A)	400	21,848
Grey Global Group, Inc.	60	53,400
Hearst-Argyle Television,
Inc.	1,500	33,945
Insight Communications(A)	450	3,960
Lamar Advertising Co.(A)	2,250	90,473
Liberty Corp.	250	10,975
Liberty Media
International, Inc.,
Cl A(A)	1,467	45,741
Lin TV Corp. Cl. A(A)	640	11,616
Mediacom
Communications
Corp.(A)	2,700	17,739
Price Communications
Corp.(A)	1,050	15,645
Radio One, Inc., Cl. A(A)	1,750	27,038
Regent Communications,
Inc.(A)	1,250	7,225
Saga Communications,
Inc.(A)	400	7,120

36

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Salem Communications
Corp.(A)	250	$6,350
Sinclair Broadcast
Group, Inc., Cl. A(A)	1,510	14,964
Spanish Broadcasting
System, Cl. A(A)	750	6,443
Tivo, Inc.(A)	1,500	8,475
UnitedGlobalCom, Inc.,
Cl. A(A)	4,100	25,994
Valueclick, Inc.(A)	900	9,342
Westwood One, Inc.(A)	2,080	49,504
XM Satellite Radio
Holdings, Inc., Cl. A(A)	2,528	66,714

		1,424,412

Building & Construction–1.9%
ABM Industries, Inc.	1,550	27,885
Beazer Homes USA, Inc.	190	17,746
Brookfield Homes Corp.	800	21,648
Champion Enterprises,
Inc.(A)	1,709	16,629
DR Horton, Inc.	3,072	84,879
Drew Industries, Inc.(A)	200	7,634
Dycom Industries, Inc.(A)	500	13,470
Eagle Materials, Inc.	500	32,990
ElkCorp	280	6,112
Encompass Services
Corp.(A)	1,000	—
Fleetwood Enterprises,
Inc.(A)	1,003	13,480
Florida Rock Industries,
Inc.	450	19,319
Genlyte Group, Inc.(A)	200	12,460
Granite Construction, Inc.	575	10,229
Griffon Corp.(A)	700	14,679
Hovnanian Enterprises,
Inc., Cl. A(A)	1,390	43,132
Insituform Technologies,
Inc.(A)	450	8,087
JLG Industries, Inc.	550	7,700
Lafarge North America,
Inc.	500	20,945
Lennar Corp.	2,030	86,640
M/I Homes, Inc.	270	10,257
	NUMBER OF	MARKET
	SHARES	VALUE

Martin Marietta
Materials, Inc.	500	$21,875
MDC Holdings, Inc.	720	48,348
Meritage Corp.(A)	200	12,380
NCI Building Systems,
Inc.(A)	250	7,703
NVR, Inc.(A)	50	23,300
Palm Harbor Homes, Inc.(A)	400	6,408
Ryland Group, Inc.	593	45,910
Simspon Manufacturing
Co., Inc.	400	22,404
Skyline Corp.	200	7,480
Standard-Pacific Corp.	350	16,244
Technical Olympic USA,
Inc.(A)	570	12,352
Toll Brothers, Inc.(A)	510	20,267
Universal Forest
Products, Inc.	290	8,807
USG Corp.(A)	550	9,482
Walter Industries, Inc.	800	11,160
WCI Communities, Inc.(A)	500	10,765
William Lyon Homes, Inc.(A)	90	6,882

		767,688

Chemicals–1.3%
Airgas, Inc.	1,350	29,362
Albemarle Corp.	700	21,560
American Vanguard Corp.	200	6,288
Arch Chemicals, Inc.	440	12,531
Cabot Corp.	650	24,752
Cabot Microelectronics
Corp.(A)	250	8,872
Church & Dwight, Inc.	450	19,881
Crompton Corp.	2,900	17,313
Cytec Industries, Inc.	360	16,776
Ferro Corp.	660	13,141
FMC Corp.(A)	400	17,580
Georgia Gulf Corp.	550	19,552
HB Fuller Co.	400	10,692
Hexcel Corp.(A)	700	8,225
Kronos Worldwide, Inc.(A)	1,390	43,160
Lubrizol Corp.	1,300	45,019
Lyondell Chemical Co.	1,920	34,906
MacDermid, Inc.	360	10,534
Millennium Chemicals	650	11,473

37

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Minerals Technologies,
Inc.	210	$11,733
NL Industries	1,190	15,541
Olin Corp.	590	10,195
OM Group, Inc.(A)	950	30,419
PolyOne Corp.(A)	1,930	13,954
Scotts Co., Cl. A(A)	750	45,750
Spartech Corp.	740	17,686
SurModics, Inc.(A)	350	8,372
Terra Industries, Inc.(A)	2,060	13,184

	538,451

Coal Mining–0.4%
Alliance Resource
Partners LP	320	15,741
Arch Coal, Inc.	1,400	47,278
Consol Energy, Inc.	750	26,880
Massey Energy Co.	700	19,355
Natural Resource
Partners LP	200	7,650
Peabody Energy Corp.	444	24,944
Penn Virginia
Resource Partners LP	500	19,000

	160,848

Communications Equipment–1.6%
Applied Signal
Technology, Inc.	250	8,642
Arris Group, Inc.(A)	1,450	6,373
Belden CDT, Inc.(A)	400	7,780
C-COR.net Corp.(A)	900	7,308
Checkpoint Systems, Inc.(A)	660	11,359
CommScope, Inc.(A)	700	14,420
Comtech
Telecommunications(A)	382	7,609
CTS Corp.	650	7,455
Digital Theater
Systems, Inc.(A)	300	6,945
Dionex Corp.(A)	600	28,314
Ditech Communications
Corp.(A)	450	9,265
Echostar
Communications Corp.,
Cl. A(A)	3,120	86,486
	NUMBER OF	MARKET
	SHARES	VALUE

Gemstar-TV Guide
International, Inc.(A)	3,760	$17,446
Harman International
Industries, Inc.	850	72,871
Harmonic, Inc.(A)	1,270	8,268
Harris Corp.	600	28,488
Inter-Tel, Inc.	470	10,194
Interdigital
Communications Corp.(A)	960	18,470
InterVoice-Brite, Inc.(A)	500	4,405
L-3 Communications
Holdings, Inc.	1,410	86,222
Mercury Computer
Systems, Inc.(A)	300	7,143
Openwave Systems,
Inc.(A)	1,780	20,239
Plantronics, Inc.(A)	750	29,010
Polycom, Inc.(A)	1,150	22,172
Powerwave
Technologies, Inc.(A)	250	1,385
Remec, Inc.(A)	1,050	4,914
Seachange
International, Inc.(A)	450	6,611
Sirius Satellite Radio,
Inc.(A)	22,710	57,456
Somera
Communications, Inc.(A)	1,150	1,702
Sonus Networks, Inc.(A)	1,740	8,857
Tekelec(A)	550	10,687
Utstarcom, Inc.(A)	1,400	25,564
Viasat, Inc.(A)	500	9,060

		653,120

Computers & Services–5.5%
3Com Corp.(A)	3,430	16,910
Adaptec, Inc.(A)	3,250	24,342
Advanced Digital
Information Corp.(A)	650	5,798
Aeroflex, Inc.(A)	650	7,208
Aether Systems, Inc.(A)	150	480
Agile Software Corp.(A)	900	6,696
Agilysys, Inc.	2,052	30,575
Amazon.com, Inc.(A)	5,350	208,222
Ansys, Inc.(A)	310	14,706

38

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Anteon International
Corp.(A)	600	$18,684
aQuantive, Inc.(A)	800	6,832
Ascential Software Corp.(A)	520	6,386
Ask Jeeves, Inc.(A)	530	15,412
Atheros
Communications, Inc.(A)	550	3,993
Authentidate Holding
Corp.(A)	550	3,872
Autobytel, Inc.(A)	960	6,538
Avocent Corp.(A)	1,255	37,575
Black Box Corp.	600	22,800
Blue Coat Systems, Inc.(A)	20	370
Brady Corp.	350	15,820
CACI International, Inc.,
Cl. A(A)	300	12,333
Cadence Design
Systems, Inc.(A)	2,190	29,499
CDW Corp.	1,090	70,087
Ceridian Corp.(A)	1,650	29,700
Checkfree Corp.(A)	1,012	30,400
Ciber, Inc.(A)	1,140	8,550
Cirrus Logic, Inc.(A)	1,640	9,971
CMGI, Inc.(A)	12,250	16,905
CNET Networks, Inc.(A)	4,720	43,094
Cognex Corp.	850	25,568
Cognizant Technology
Solutions Corp.(A)	1,200	33,060
Compucom Systems,
Inc.(A)	3,312	15,103
Cray, Inc.(A)	1,910	6,093
Diebold, Inc.	640	29,504
Digital Insight Corp.(A)	400	5,932
Digital River, Inc.(A)	350	9,835
Digitas, Inc.(A)	850	5,686
DoubleClick, Inc.(A)	1,310	6,773
Drexler Technology
Corp.(A)	650	6,500
Drugstore.com(A)	1,750	4,882
Earthlink, Inc.(A)	4,020	39,677
Electronics for Imaging(A)	1,100	22,077
Enterasys Networks,
Inc.(A)	5,920	9,946
Extreme Networks,
Inc.(A)	3,800	20,596
	NUMBER OF	MARKET
	SHARES	VALUE

Factset Research
Systems, Inc.	1,100	$47,465
FindWhat.com(A)	350	5,705
GSI Commerce, Inc.(A)	900	7,380
Harris Interactive, Inc.(A)	1,000	6,410
Homestore, Inc.(A)	1,650	5,816
Hutchinson Technology,
Inc.(A)	320	7,126
I-many, Inc.(A)	600	570
Imation Corp.	430	14,255
Infospace, Inc.(A)	865	32,403
InterActiveCorp(A)	9,263	252,880
Intergraph Corp.(A)	900	23,751
Interland, Inc.(A)	115	384
Internap Network
Services(A)	500	440
Jack Henry & Associates	1,050	20,213
Keynote Systems, Inc.(A)	1,473	19,399
Komag, Inc.(A)	450	5,103
Kronos, Inc.(A)	550	24,156
Lexar Media, Inc.(A)	590	3,180
Macromedia, Inc.(A)	2,030	41,006
Manhattan Associates,
Inc.(A)	960	24,922
Maxtor Corp.(A)	7,475	34,983
McAfee, Inc.(A)	1,070	19,239
McData Corp., Cl. A(A)	1,320	6,798
Mentor Graphics Corp.(A)	2,380	28,084
Micros Systems, Inc.(A)	310	15,072
NetFlix, Inc.(A)	500	10,250
Netratings, Inc.(A)	500	6,875
Nuance
Communications, Inc.(A)	150	659
NYFIX, Inc.(A)	850	4,097
Overland Storage, Inc.(A)	732	8,594
Overstock.com, Inc.(A)	200	7,014
PalmOne, Inc.(A)	670	26,947
Paxar Corp.(A)	860	16,581
Perot Systems Corp.,
Cl. A(A)	1,570	19,813
Pinnacle Systems, Inc.(A)	1,340	5,293
Priceline.com, Inc.(A)	421	9,969
ProQuest Co.(A)	350	8,750
Quantum Corp.(A)	4,540	11,078
Redback Networks(A)	3	16

39

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

RSA Security, Inc.(A)	1,850	$34,447
Safenet, Inc.(A)	1,133	32,925
Sandisk Corp.(A)	1,220	29,670
Sapient Corp.(A)	1,450	10,136
Scansource, Inc.(A)	400	23,440
Seagate Technology(A)	5,690	65,264
Secure Computing
Corp.(A)	790	5,463
Silicon Graphics, Inc.(A)	13,514	20,676
SRA International, Inc.(A)	330	14,028
Stamps.com, Inc.(A)	1,494	15,657
Storage Technology
Corp.(A)	900	22,455
Synaptics, Inc.(A)	350	5,177
Synopsys, Inc.(A)	1,720	43,499
Syntel, Inc.	610	8,607
United Online, Inc.(A)	1,775	27,690
VeriSign, Inc.(A)	1,910	33,444
WebMD Corp.(A)	2,820	22,955
Websense, Inc.(A)	350	13,367
Western Digital Corp.(A)	5,800	40,658
Zebra Technologies
Corp., Cl. A(A)	450	37,184

		2,234,408

Consumer Products–0.3%
Blyth, Inc.	850	29,597
Central Garden and Pet
Co.(A)	350	9,933
CSS Industries, Inc.	200	6,352
Furniture Brands
International, Inc.	630	14,477
Jarden Corp.(A)	440	15,902
Russ Berrie & Co., Inc.	300	5,712
Sturm Ruger & Co., Inc.	600	6,246
Timberland Co., Cl. A(A)	350	20,314
Topps Co., Inc.	550	5,192
WD-40 Co.	350	9,233
Wolverine World Wide, Inc.	700	16,366

		139,324

Consumer Services–0.8%
AMN Healthcare Services,
Inc.(A)	400	5,160
NUMBER OF		MARKET
SHARES		VALUE

CoStar Group, Inc.(A)	340	$14,433
Exult, Inc.(A)	1,250	6,550
G&K Services, Inc.,
Cl. A	1,570	60,476
Heidrick & Struggles
International, Inc.(A)	558	14,765
Hewitt Associates, Inc.,
Cl. A(A)	350	9,345
infoUSA, Inc.(A)	1,200	10,788
Kelly Services, Inc., Cl. A	320	8,682
Korn/Ferry International(A)	700	12,481
Magellan Health
Services, Inc.(A)	800	27,224
Manpower, Inc.	970	42,243
MPS Group, Inc.(A)	3,440	30,891
On Assignment, Inc.(A)	550	2,756
Regis Corp.	400	16,464
Service Corp.
International(A)	3,300	20,955
Sunrise Senior Living,
Inc.(A)	300	10,590
Weight Watchers
International, Inc.(A)	850	32,929

		326,732

Containers &
Packaging–0.3%
Chesapeake Corp.	460	10,677
Crown Holdings, Inc.(A)	2,650	26,871
Greif, Inc., Cl. A	350	13,006
Longview Fibre Co.	1,350	17,428
Owens-Illinois, Inc.(A)	1,400	20,580
Silgan Holdings, Inc.(A)	230	11,065
Sonoco Products Co.	900	23,319

		122,946

Data Processing–0.6%
Acxiom Corp.	800	17,600
Arbitron, Inc.(A)	420	14,461
Certegy, Inc.	400	15,164
Choicepoint, Inc.(A)	833	34,986
CSG Systems
International(A)	900	14,760
Dun & Bradstreet Corp.(A)	600	33,684

40

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

eFunds Corp.(A)	650	$10,634
Fair Isaac & Co., Inc.	1,480	42,298
Filenet Corp.(A)	450	8,550
Total System Services,
Inc.	2,150	48,891

		241,028

Electrical Services–2.1%
Allete, Inc.	848	23,507
Alliant Energy Corp.	1,030	26,687
Aquila, Inc.(A)	3,275	10,742
Avista Corp.	790	13,785
AVX Corp.	1,552	19,353
Black Hills Corp.	840	23,201
CH Energy Group, Inc.	150	6,600
Cleco Corp.	500	8,625
DPL, Inc.	1,100	21,945
Duquesne Light
Holdings, Inc.	1,500	28,455
El Paso Electric Co.(A)	900	13,545
EMCOR Group, Inc.(A)	440	19,039
Empire District Electric
Co.	360	7,168
Energy East Corp.	1,150	28,014
GrafTech International
Ltd.(A)	750	8,272
Great Plains Energy, Inc.	650	18,648
Hawaiian Electric
Industries	1,200	30,636
Hubbell, Inc., Cl. B	650	29,380
Idacorp, Inc.	610	16,775
Kemet Corp.(A)	1,800	18,162
MDU Resources Group,
Inc.	1,050	25,672
MGE Energy, Inc.	400	12,612
Newpower Holdings,
Inc.(A)	1,050	735
Northeast Utilities	1,300	24,310
NRG Energy, Inc.(A)	1,300	34,567
NSTAR	500	23,400
OGE Energy Corp.	850	21,156
Otter Tail Corp.	450	11,178
Pepco Holdings, Inc.	1,579	28,422
Plug Power, Inc.(A)	1,000	6,235
PNM Resources, Inc.	2,075	43,243
	NUMBER OF	MARKET
	SHARES	VALUE

Puget Energy, Inc.	900	$19,440
Quanta Services, Inc.(A)	3,750	23,550
Reliant Resources, Inc.(A)	2,750	27,170
Rogers Corp.(A)	250	12,363
Scana Corp.	880	32,226
Sierra Pacific Resources(A)	1,800	14,796
Texas Genco Holdings,
Inc.	350	16,237
Touch America Holdings,
Inc.(A)	450	2
UIL Holdings Corp.	300	13,794
Unisource Energy Corp.	550	13,580
Vicor Corp.(A)	400	5,360
Vishay Intertechnology,
Inc.(A)	1,366	21,173
Westar Energy, Inc.	1,150	23,196
Wisconsin Energy Corp.	920	29,578
WPS Resources Corp.	500	22,945

		879,479

Electrical Technology–0.4%
Ametek, Inc.	1,000	30,840
C&D Technologies, Inc.	300	4,710
Capstone Turbine Corp.(A)	200	400
Carlisle Cos., Inc.	310	19,682
Daktronics, Inc.(A)	300	7,770
Electro Scientific
Industries, Inc.(A)	600	15,450
Encore Wire Corp.(A)	250	4,512
Energizer Holdings, Inc.(A)	700	26,670
FuelCell Energy, Inc.(A)	650	6,461
Lincoln Electric Holdings,
Inc.	790	26,868
Taser International, Inc.(A)	380	11,913
Technitrol, Inc.(A)	450	8,325
Wilson Greatbatch
Technologies, Inc.(A)	350	7,665

		171,266

Entertainment–1.9%
Alliance Gaming Corp.(A)	650	9,250
AMC Entertainment,
Inc.(A)	1,000	19,090
Argosy Gaming Co.(A)	300	9,789
Avid Technology, Inc.(A)	310	14,489

41

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Blockbuster, Inc., Cl. A	800	$10,616
Carmike Cinemas, Inc.(A)	200	6,840
Cedar Fair LP	1,450	43,239
Churchill Downs, Inc.	200	7,706
Department 56, Inc.(A)	1,045	16,114
Dover Downs Gaming
& Entertainment, Inc.	490	4,797
Dover Motorsports, Inc.	700	3,045
Hollywood Entertainment
Corp.(A)	970	12,523
International Speedway,
Inc., Cl. A	500	26,020
Isle of Capri Casinos,
Inc.(A)	480	7,762
Lakes Entertainment,
Inc.(A)	450	4,752
Liberty Media Corp.,
Cl. A(A)	38,600	327,328
Macrovision Corp.(A)	610	13,200
Metro-Goldwyn-Mayer,
Inc.	2,700	32,751
Multimedia Games,
Inc.(A)	500	9,465
Penn National Gaming,
Inc.(A)	650	23,400
Pinnacle Entertainment,
Inc.(A)	600	6,774
Regal Entertainment
Group, Cl. A	533	10,036
Royal Caribbean Cruises
Ltd.	2,580	110,295
Scientific Games Corp.,
Cl. A(A)	700	12,467
Shuffle Master, Inc.(A)	390	12,476
Six Flags, Inc.(A)	1,250	5,900
Speedway Motorsports,
Inc.	620	21,421

		781,545

Environmental Services–0.4%
Casella Waste Systems,
Inc., Cl. A(A)	75	915
Eden Bioscience Corp.(A)	50	24
IMC Global, Inc.	3,350	45,728
KFX, Inc.(A)	3,598	28,532
	NUMBER OF	MARKET
	SHARES	VALUE

Republic Services, Inc.	1,400	$40,040
Stericycle, Inc.(A)	450	22,050
Waste Connections,
Inc.(A)	900	25,974

		163,263

Financial Services–2.8%
Accredited Home
Lenders Holding Co.(A)	430	13,470
ACE Cash Express, Inc.(A)	300	6,936
Actrade Financial
Technologies Ltd.(A)	350	–
Advanta Corp., Cl. A	450	9,675
Affiliated Managers
Group(A)	375	17,216
Affordable Residential
Communities(A)	500	7,650
AG Edwards, Inc.	880	28,600
Alliance Capital
Management Holding LP	710	23,778
Allied Capital Corp.	1,030	25,389
American Capital
Strategies Ltd.	630	18,415
American Real Estate
Partners LP(A)	770	14,245
AmeriCredit Corp.(A)	1,310	25,021
Ameritrade Holding
Corp., Cl. A(A)	4,590	50,903
Apollo Investment Corp.(A)	750	10,222
Blackrock, Inc.	210	13,009
CapitalSource, Inc.(A)	350	7,567
CharterMac	500	9,725
Chicago Mercantile
Exchange	300	37,650
CITGroup, Inc.	2,800	97,328
Coinstar, Inc.(A)	450	9,157
CompuCredit Corp.(A)	500	7,865
Credit Acceptance Corp.(A)	830	11,122
Doral Financial Corp.	920	36,110
Eaton Vance Corp.	600	22,764
Encore Capital Group,
Inc.(A)	500	7,660
eSpeed, Inc.(A)	600	6,462
Federal Agricultural
Mortgage Corp., Cl. A(A)	400	7,052

42

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Financial Federal
Corp.(A)	410	$13,186
First Cash Financial
Services, Inc.(A)	350	7,017
First Marblehead Corp.(A)	750	31,470
Friedman Billing Ramsey
Group, Inc.	1,100	18,095
Gabelli Asset
Management, Inc.,
Cl. A	150	5,808
Instinet Group, Inc.(A)	6,350	28,384
Interactive Data Corp.(A)	2,200	38,522
Investment Technology
Group, Inc.(A)	750	9,855
Jefferies Group, Inc.	1,600	50,144
Knight Trading Group,
Inc.(A)	1,650	14,041
LaBranche & Co., Inc.	830	6,798
Legg Mason, Inc.	900	70,686
MCG Capital Corp.	690	11,213
Metris Cos., Inc.(A)	900	5,985
New Century Financial
Corp.	675	31,759
Nuveen Investments, Inc.	650	16,510
Piper Jaffray Cos.(A)	250	10,188
Portfolio Recovery
Associates, Inc.(A)	250	6,618
Raymond James
Financial, Inc.	900	21,033
Saxon Capital, Inc.(A)	520	12,230
SEI Investments Co.	2,950	90,477
Student Loan Corp.	200	28,050
SWS Group, Inc.	450	6,165
United PanAm
Financial Corp.(A)	1,080	19,310
Value Line, Inc.	100	3,514
Waddell & Reed
Financial, Inc., Cl. A	2,090	40,588
WFS Financial, Inc.(A)	450	20,588
World Acceptance Corp.(A)	400	8,556

		1,151,781

Food, Beverage & Tobacco–2.0%
American Italian
Pasta Co.	400	11,764
	NUMBER OF	MARKET
	SHARES	VALUE

Chiquita Brands
International, Inc.(A)	550	$10,747
Coca-Cola Bottling
Co. Consolidated	150	8,504
Constellation Brands,
Inc., Cl. A(A)	990	37,501
Corn Products
International, Inc.	650	28,028
Dean Foods Co.(A)	2,060	76,179
Del Monte Foods Co.(A)	1,850	19,499
Farmer Bros. Co.	500	12,950
Flowers Foods, Inc.	1,150	30,015
Hain Celestial Group,
Inc.(A)	500	8,265
Hormel Foods Corp.	1,500	44,520
Interstate Bakeries	700	6,881
J&J Snack Foods Corp.(A)	270	9,917
JM Smucker Co.	601	25,128
Kraft Foods, Inc., Cl. A	3,720	113,646
Lancaster Colony Corp.	700	28,196
Lance, Inc.	710	10,678
National Beverage
Corp.(A)	1,340	11,189
Panera Bread Co., Cl. A(A)	600	22,134
PepsiAmericas, Inc.	1,200	22,524
Pilgrims Pride Corp.	600	16,824
Ralcorp Holdings, Inc.(A)	370	13,494
Robert Mondavi, Cl. A(A)	270	9,366
Sanderson Farms, Inc.	390	18,810
Sensient Technologies
Corp.	680	14,035
Smithfield Foods, Inc.(A)	1,233	34,943
Standard Commercial
Corp.	878	13,697
Tootsie Roll Industries	1,350	39,555
Triarc Cos.	640	6,246
Tyson Foods, Inc., Cl. A	4,652	88,667
Universal Corp.-Virginia	340	16,398
Vector Group Ltd.	650	10,264
Wild Oats Markets, Inc.(A)	490	6,174

		826,738

Gas/Natural Gas–1.5%
AGL Resources, Inc.	1,550	45,802
Atmos Energy Corp.	1,860	46,816

43

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Energen Corp.	410	$19,413
Kinder Morgan
Management LLC(A)	1,017	38,442
Laclede Group, Inc.	410	11,033
Magellan Midstream
Partners	250	13,450
National Fuel Gas Co.	1,630	41,630
New Jersey Resources
Corp.	950	38,617
Northwest Natural Gas
Co.	290	8,520
Oneok, Inc.	1,050	22,050
Pacific Energy Partners
LP	300	8,400
Piedmont Natural Gas Co.	950	39,188
Plains All American
Pipeline LP	950	31,122
Questar Corp.	700	28,686
South Jersey Industries,
Inc.	310	14,077
Southern Union Co.(A)	2,078	41,373
Southwest Gas Corp.	680	16,096
TC Pipelines LP(A)	330	11,302
TEPPCO Partners LP	360	14,148
UGI Corp.	630	20,406
Valero LP	280	14,672
Vectren Corp.	850	21,038
Western Gas Resources,
Inc.	540	18,193
WGL Holdings, Inc.	1,630	44,727

		609,201

Glass Products–0.0%
Gentex Corp.	530	18,974

Hotels & Lodging–0.9%
Ameristar Casinos, Inc.	400	10,752
Aztar Corp.(A)	540	13,106
Bluegreen Corp.(A)	600	7,026
Boca Resorts, Inc., Cl A(A)	820	15,990
Boyd Gaming Corp.	850	22,346
Caesars Entertainment,
Inc.(A)	2,540	37,414
Choice Hotels
International, Inc.	500	26,300
	NUMBER OF	MARKET
	SHARES	VALUE

Empire Resorts, Inc.(A)	550	$5,539
La Quinta Corp.(A)	4,320	33,091
Mandalay Resort Group	700	47,250
Marcus Corp.	450	7,916
MGM Mirage(A)	1,900	83,885
MTR Gaming Group,
Inc.(A)	800	7,768
Prime Hospitality Corp.(A)	1,030	9,455
Station Casinos, Inc.	420	18,144
Vail Resorts, Inc.(A)	500	9,755
Wynn Resorts Ltd.(A)	900	32,202

		387,939

Household Products–0.5%
Acuity Brands, Inc.	750	17,887
American Woodmark
Corp.	190	10,813
Ethan Allen Interiors, Inc.	700	26,005
Helen of Troy Ltd.(A)	650	20,365
Kimball International,
Inc.	1,290	17,750
La-Z-Boy, Inc.	650	11,232
Libbey, Inc.	300	6,744
National Presto
Industries, Inc.	200	8,044
RPM International, Inc.	2,300	34,615
Tempur-Pedic
International, Inc.(A)	2,750	34,568
Tupperware Corp.	720	12,362
Valspar Corp.	350	17,150

		217,535

Insurance–8.1%
21st Century Insurance
Group	1,150	14,662
Alfa Corp.	1,270	17,170
Alleghany Corp.(A)	61	16,500
Allmerica Financial
Corp.(A)	520	15,501
American Financial
Group, Inc.	1,340	39,785
American Medical
Security Group, Inc.(A)	300	7,623
American National
Insurance	190	17,385

44

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Amerigroup Corp.(A)	790	$37,888
AmerUs Group Co.	750	28,875
Arch Capital Group Ltd.(A)	410	15,785
Argonaut Group, Inc.(A)	400	7,504
Arthur J. Gallagher & Co.	610	18,892
Assurant, Inc.(A)	3,400	82,960
Baldwin & Lyons, Inc.,
Cl B	300	7,671
Berkshire Hathaway,
Inc., Cl. A(A)	15	1,308,750
Bristol West Holdings,
Inc.(A)	350	6,107
Brown & Brown, Inc.	650	27,638
Centene Corp.(A)	400	15,600
Ceres Group, Inc.(A)	2,000	11,160
Clark, Inc.(A)	550	8,338
CNA Financial Corp.(A)	3,380	89,164
CNA Surety Corp.(A)	700	7,147
Commerce Group, Inc.	350	16,943
Conseco, Inc.(A)	1,600	28,768
Crawford & Co., Cl. B	750	3,780
Delphi Financial Group,
Cl. A	1,080	43,794
EMC INS Group, Inc.	803	17,172
Erie Indemnity Co., Cl. A	550	24,926
FBL Financial Group,
Inc., Cl. A	510	13,556
Fidelity National
Financial, Inc.	2,261	81,961
First American Corp.	1,810	48,617
First Health Group
Corp.(A)	2,190	30,704
Fremont General Corp.	1,600	30,048
Genworth Financial,
Inc., Cl. A(A)	6,450	146,673
Great American Financial
Resources, Inc.	840	12,734
Harleysville Group, Inc.	810	15,309
HCC Insurance Holdings,
Inc.	600	18,180
Health Net, Inc.(A)	950	22,924
Hilb Rogal & Hamilton Co.	960	32,246
Horace Mann Educators
Corp.	810	13,576
Infinity Property &
Casualty Corp.	400	11,512
NUMBER OF		MARKET
SHARES		VALUE

Kansas City Life
Insurance Co.	180	$8,028
LabOne, Inc.(A)	715	21,100
Landamerica Financial
Group, Inc.	200	7,900
Leucadia National Corp.(A)	630	32,439
Markel Corp.(A)	102	28,815
Mercury General Corp.	500	23,565
Midland Co.	300	8,565
National Financial
Partners Corp.(A)	350	11,788
National Western
Life Insurance, Cl. A(A)	130	20,784
Nationwide Financial
Services, Cl. A	1,300	46,111
Navigators Group, Inc.(A)	250	7,500
Odyssey Re Holdings
Corp.	1,900	44,365
Ohio Casualty Corp.(A)	600	11,220
Old Republic International
Corp.	1,450	33,771
Pacificare Health
Systems, Inc.(A)	700	21,399
Philadelphia Consolidated
Holding Co.(A)	300	16,401
Phoenix Cos., Inc.	960	9,955
PMI Group, Inc.	770	31,747
Presidential Life Corp.	500	8,775
ProAssurance Corp.(A)	350	11,092
Protective Life Corp.	600	21,750
Radian Group, Inc.	800	36,816
Reinsurance Group
of America	370	14,745
RLI Corp.	300	11,040
Safety Insurance
Group, Inc.	1,015	20,706
Selective Insurance
Group	600	21,606
Sierra Health Services(A)	550	24,310
Stancorp Financial
Group, Inc.	300	21,090
State Auto Financial Corp.	870	26,909
Stewart Information
Services Corp.	380	13,471
Transatlantic Holdings, Inc.	718	40,660
Triad Guaranty, Inc.(A)	250	13,600

45

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

UICI(A)	840	$20,093
United Fire & Casualty Co.	150	9,233
UnitedHealth Group, Inc.	572	35,987
Unitrin, Inc.	550	22,908
Universal American
Financial Corp.(A)	1,040	11,284
USI Holdings Corp.(A)	820	11,480
WellChoice, Inc.(A)	350	12,810
Wesco Financial Corp.	50	17,550
White Mountains
Insurance Group Ltd.	100	50,550
WR Berkley Corp.	912	37,337
Zenith National Insurance
Corp.	390	16,719

		3,333,502

Leasing & Renting–0.2%
Aaron Rents, Inc.	610	19,593
Rent-A-Center, Inc.(A)	1,650	48,411
Rent-Way, Inc.(A)	600	4,512
United Rentals, Inc.(A)	1,150	22,816

		95,332

Leisure Products–0.3%
Callaway Golf Co.	1,550	17,050
Fossil, Inc.(A)	1,050	25,399
Jakks Pacific, Inc.(A)	400	8,028
K2, Inc.(A)	770	10,973
Leapfrog Enterprises,
Inc.(A)	790	15,642
Marine Products Corp.	400	6,580
Nautilus Group, Inc.	500	9,260
RC2 Corp.(A)	200	6,280
Steinway Musical
Instruments(A)	200	5,956
WMS Industries, Inc.(A)	530	14,437

		119,605

Machinery–2.4%
A.O. Smith Corp.	960	27,571
AGCO Corp.(A)	1,450	30,334
Albany International
Corp., Cl. A	340	10,173
Applied Industrial
Technologies, Inc.	250	7,992
	NUMBER OF	MARKET
	SHARES	VALUE

Aptargroup, Inc.	680	$28,771
Astec Industries, Inc.(A)	600	10,218
ASV, Inc.(A)	250	8,245
Baldor Electric Co.	740	16,931
BEI Technologies, Inc.	250	6,002
Blount International,
Inc.(A)	2,277	27,256
Briggs & Stratton	400	33,400
CARBO Ceramics, Inc.	250	17,707
Cascade Corp.	250	7,318
Cooper Cameron Corp.(A)	370	18,903
Deep Well Oil & Gas(A)	762	831
Donaldson Co., Inc.	800	21,304
Engineered Support
Systems, Inc.	255	14,298
EnPro Industries, Inc.(A)	350	8,666
Entegris, Inc.(A)	1,290	11,481
Flowserve Corp.(A)	960	22,992
FMC Technologies, Inc.(A)	950	28,500
Franklin Electric Co., Inc.	400	15,152
Gardner Denver, Inc.(A)	300	8,034
Graco, Inc.	1,388	43,694
Grant Prideco, Inc.(A)	1,000	18,890
Hydril Co.(A)	480	17,112
IDEX Corp.	570	18,291
Intermagnetics General
Corp.(A)	250	9,615
Joy Global, Inc.	550	16,330
Kennametal, Inc.	900	39,600
Kulicke & Soffa
Industries, Inc.(A)	1,060	8,279
Lam Research Corp.(A)	1,020	24,327
Manitowoc Co.	430	14,581
Medis Technologies Ltd.(A)	500	6,035
Middleby Corp.	100	5,420
NACCO Industries, Inc.	100	9,139
National-Oilwell, Inc.(A)	950	31,778
Nordson Corp.	410	17,167
Pentair, Inc.	1,000	31,320
Presstek, Inc.(A)	2,522	21,538
Rayovac Corp.(A)	500	13,365
Regal Beloit Corp.	400	8,400
Sauer-Danfoss, Inc.	550	9,328
Smith International,
Inc.(A)	1,400	81,592

46

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Stewart & Stevenson
Services	400	$6,300
Tennant Co.	200	7,390
Terex Corp.(A)	530	20,622
Thomas Industries, Inc.	200	6,200
Timken Co.	1,000	24,840
Toro Co.	240	15,720
Tower Automotive, Inc.(A)	800	2,520
Trinity Industries, Inc.	400	12,028
UNOVA, Inc.(A)	1,310	22,152
Watts Water
Technologies, Inc.,
Cl. A	550	13,915
Westinghouse Air Brake
Technologies Corp.	430	7,826
Woodward Governor Co.	200	12,274

		979,667

Manufacturing–0.1%
Actuant Corp., Cl. A(A)	300	10,938
Applied Films Corp.(A)	440	8,206
Jacuzzi Brands, Inc.(A)	900	6,948
Matthews International
Corp.	400	13,712
Samsonite Corp.(A)	5,900	7,375

		47,179

Marine Transportation–0.2%
Alexander & Baldwin, Inc.	450	14,796
General Maritime Corp.(A)	590	17,500
OMI Corp.	690	10,040
Overseas Shipholding
Group	440	19,760
Seabulk International,
Inc.(A)	1,727	15,629

		77,725

Measuring Devices–0.9%
Analogic Corp.	280	11,631
Coherent, Inc.(A)	700	18,420
Cohu, Inc.	400	7,574
Credence Systems
Corp.(A)	2,200	19,712
CUNO, Inc.(A)	290	15,271
NUMBER OF		MARKET
SHARES		VALUE

FEI Co.(A)	850	$17,093
Fisher Scientific
International(A)	550	32,010
Flir Systems, Inc.(A)	650	41,360
Formfactor, Inc.(A)	400	8,032
Input/Output, Inc.(A)	900	8,667
Inverness Medical
Innovations, Inc.(A)	460	7,797
Itron, Inc.(A)	500	9,545
Ixia(A)	1,200	9,360
LTX Corp.(A)	1,350	10,976
Mine Safety Appliances
Co.	900	33,435
MKS Instruments, Inc.(A)	900	13,248
MTS Systems Corp.	350	7,515
Newport Corp.(A)	600	8,604
Roper Industries, Inc.	360	20,160
Rudolph Technologies,
Inc.(A)	300	4,800
TriPath Imaging, Inc.(A)	750	6,300
Varian, Inc.(A)	1,000	37,900
Veeco Instruments, Inc.(A)	400	9,100

		358,510

Medical Products &
Services–5.9%
Abaxis, Inc.(A)	400	6,004
Advanced Medical
Optics, Inc.(A)	620	23,591
Advanced Neuromodulation
Systems, Inc.(A)	300	9,615
Affymetrix, Inc.(A)	780	21,068
Albany Molecular
Research, Inc.(A)	810	9,623
Align Technology, Inc.(A)	730	12,541
Allscripts Healthcare
Solutions, Inc.(A)	900	6,327
American Medical
Systems Holdings, Inc.(A)	500	15,910
Amsurg Corp.(A)	450	10,687
Apogent Technologies,
Inc.(A)	650	21,125
Apria Healthcare Group,
Inc.(A)	1,040	30,524
Arrow International, Inc.	410	11,365

47

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Arthrocare Corp.(A)	520	$13,848
Aspect Medical Systems,
Inc.(A)	450	7,204
Beckman Coulter, Inc.	650	35,860
Beverly Enterprises,
Inc.(A)	1,850	14,578
Bio-Rad Laboratories,
Inc., Cl. A(A)	800	41,920
Biolase Technology, Inc.(A)	500	4,615
Biosite, Inc.(A)	400	17,676
BioVeris Corp.(A)	780	5,850
Bruker BioSciences
Corp.(A)	1,450	5,901
Cambrex Corp.	510	11,245
Celera Genomics
Group-Applera Corp.(A)	1,140	13,384
Cell Therapeutics, Inc.(A)	1,000	5,450
Cepheid, Inc.(A)	800	7,112
Closure Medical Corp.(A)	300	5,628
Community Health
Systems, Inc.(A)	922	22,690
Conmed Corp.(A)	400	8,864
Connetics Corp.(A)	550	15,141
Cooper, Inc.	500	29,725
Corvel Corp.(A)	350	8,967
Covance, Inc.(A)	500	18,345
Coventry HealthCare,
Inc.(A)	970	49,577
Cross Country
Healthcare, Inc.(A)	380	5,670
Cryolife, Inc.(A)	50	240
CTI Molecular Imaging,
Inc.(A)	650	6,805
Cyberonics(A)	400	11,192
Cytyc Corp.(A)	1,587	38,358
Dade Behring Holdings,
Inc.(A)	400	19,876
Datascope Corp.	380	13,190
DaVita, Inc.(A)	675	20,500
Dendrite International,
Inc.(A)	790	11,779
Dentsply International,
Inc.	700	34,041
Discovery Laboratories,
Inc.(A)	1,020	7,844
DJ Orthopedics, Inc.(A)	490	8,722
	NUMBER OF	MARKET
	SHARES	VALUE

Dynacq Healthcare,
Inc.(A)	973	$6,908
Eclipsys Corp.(A)	600	9,006
Edwards Lifesciences
Corp.(A)	1,350	47,479
Enzo Biochem, Inc.(A)	730	9,957
Enzon, Inc.(A)	1,290	16,009
Epix Medical, Inc.(A)	300	5,415
Gen-Probe, Inc.(A)	420	15,716
Genesis HealthCare
Corp.(A)	720	19,332
Genta, Inc.(A)	770	1,324
Gentiva Health Services,
Inc.(A)	400	6,084
Haemonetics Corp.(A)	700	21,000
Hanger Orthopedic
Group, Inc.(A)	450	4,545
HealthExtras, Inc.(A)	500	7,420
Henry Schein, Inc.(A)	350	23,485
Hillenbrand Industries,
Inc.	500	28,395
Hologic, Inc.(A)	350	6,972
Hooper Holmes, Inc.	1,350	6,250
Human Genome
Sciences, Inc.(A)	2,900	29,072
ICOS Corp.(A)	1,909	45,931
ICU Medical, Inc.(A)	200	5,560
Idexx Laboratories, Inc.(A)	500	25,195
IDX Systems Corp.(A)	750	22,522
II-VI, Inc.(A)	300	8,889
Immucor, Inc.(A)	375	7,597
Inamed Corp.(A)	450	24,381
Integra LifeSciences
Holdings Corp.(A)	500	15,797
InterMune, Inc.(A)	770	9,232
Intuitive Surgical, Inc.(A)	810	18,533
Invacare Corp.	300	12,165
Invision Technologies,
Inc.(A)	240	11,918
Kensey Nash Corp.(A)	200	5,658
Kindred Healthcare, Inc.(A)	500	12,125
Kinetic Concepts, Inc.(A)	200	8,984
Kyphon, Inc.(A)	400	10,812
Laboratory Corp. of
America Holdings(A)	1,940	75,970
Laserscope(A)	250	4,767

48

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

LCA-Vision, Inc.(A)	300	$7,827
Learning Tree
International(A)	250	3,153
LifePoint Hospitals, Inc.(A)	350	11,694
Lincare Holdings, Inc.(A)	940	30,024
Maxim Pharmaceuticals,
Inc.(A)	300	2,358
Maxygen(A)	600	5,946
Medcath Corp.(A)	350	5,562
Mentor Corp.	460	14,485
Merit Medical Systems,
Inc.(A)	560	9,453
MGI Pharma, Inc.(A)	1,840	51,538
Millennium
Pharmaceuticals(A)	3,273	36,396
Nabi
Biopharmaceuticals(A)	750	8,663
National Healthcare
Corp.(A)	777	20,971
NBTY, Inc.(A)	660	14,362
NDCHealth Corp.	460	9,665
NeighborCare, Inc.(A)	1,390	35,640
Nektar Therapeutic(A)	2,500	43,850
Neurocrine Biosciences,
Inc.(A)	590	27,476
Noven Pharmacuticals,
Inc.(A)	1,453	29,365
NU Skin Enterprises,
Inc., Cl. A	1,000	27,310
Nuvelo, Inc.(A)	700	5,628
Oakley, Inc.	1,500	16,200
Ocular Sciences(A)	350	15,446
Odyssey HealthCare,
Inc.(A)	387	6,649
Omnicare, Inc.	900	25,443
Option Care, Inc.(A)	1,319	22,489
Orthodontic Centers of
America, Inc.(A)	900	6,084
Pediatrix Medical Group,
Inc.(A)	300	18,972
PolyMedica Corp.	350	10,661
Possis Medical, Inc.(A)	250	7,150
Province Healthcare Co.(A)	1,750	25,428
PSS World Medical, Inc.(A)	2,650	25,944
Psychiatric Solutions,
Inc.(A)	300	7,653
NUMBER OF		MARKET
SHARES		VALUE

Regeneration
Technologies, Inc.(A)	200	$1,944
Regeneron
Pharmaceutical(A)	1,450	12,412
RehabCare Group, Inc.(A)	300	7,185
Renal Care Group, Inc.(A)	600	19,116
Res-Care, Inc.(A)	600	6,732
Resmed, Inc.(A)	950	46,550
Respironics, Inc.(A)	350	19,502
Santarus, Inc.(A)	500	5,050
Seattle Genetics, Inc.(A)	1,420	8,492
Select Medical Corp.	1,700	21,828
Sola International, Inc.(A)	610	9,919
SonoSite, Inc.(A)	350	7,973
Steris Corp.(A)	1,691	34,767
Sybron Dental
Specialties, Inc.(A)	650	17,485
Techne Corp.(A)	1,100	43,780
Telik, Inc.(A)	700	13,832
Thoratec Corp.(A)	950	9,690
Transkaryotic
Therapies, Inc.(A)	500	7,455
Triad Hospitals, Inc.(A)	637	21,696
Tularik, Inc.(A)	850	21,199
United Surgical Partners
International, Inc.(A)	500	17,620
Universal Health
Services, Cl. B	400	18,204
Varian Medical Systems,
Inc.(A)	750	51,758
VCA Antech, Inc.(A)	500	21,015
Ventana Medical Systems	(A)250	12,483
Viasys Healthcare, Inc.(A)	450	6,818
Vicuron Pharmaceuticals,
Inc.(A)	650	6,539
VistaCare, Inc.(A)	350	6,461
Visx, Inc.(A)	780	16,700
Vital Signs, Inc.	250	7,465
West Pharmaceutical
Services, Inc.	340	12,951
Wright Medical Group,
Inc.(A)	400	11,052
Zoll Medical Corp.(A)	200	6,768
Zygo Corp.(A)	420	4,074

		2,416,582

49

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Metals & Mining–0.6%
Amcol International Corp.	450	$9,045
Century Aluminum Co.(A)	430	10,126
Cleveland-Cliffs, Inc.(A)	200	13,108
Coeur D’alene Mines
Corp.(A)	2,800	9,688
Commercial Metals Co.	400	13,852
Glamis Gold Ltd.(A)	1,100	17,270
Hecla Mining Co.(A)	1,250	6,750
Kaydon Corp.	470	13,691
Lawson Products	200	7,424
Liquidmetal Technologies,
Inc.(A)	2,655	3,372
Meridian Gold, Inc.(A)	1,400	18,564
Mueller Industries, Inc.	500	19,060
Precision Castparts Corp.	550	30,981
Royal Gold, Inc.	350	4,918
Southern Peru Copper
Corp.(A)	250	9,783
Stillwater Mining Co.(A)	1,399	20,355
Tredegar Corp.	500	8,240
USEC, Inc.	1,750	14,858

		231,085

Misc. Business
Services–1.2%
Administaff, Inc.(A)	450	5,985
Advisory Board Co.(A)	340	10,853
Advo, Inc.	450	13,945
Alliance Data Systems
Corp.(A)	1,800	71,478
Ariba, Inc.(A)	568	4,936
BearingPoint, Inc.(A)	3,792	31,322
Brink’s Co.	500	16,175
Central Parking Corp.	660	10,514
Century Business
Services, Inc.(A)	1,650	6,963
Charles River Associates,
Inc.(A)	150	4,806
Chemed Corp.	300	14,040
Forrester Research, Inc.(A)	400	7,140
Gartner, Inc., Cl. A(A)	2,650	33,258
Gevity HR, Inc.	660	13,715
Gtech Holdings Corp.	660	27,964
Hypercom Corp.(A)	920	6,256
	NUMBER OF	MARKET
	SHARES	VALUE

iPayment, Inc.(A)	390	$15,116
Iron Mountain, Inc.(A)	1,387	44,758
MedQuist, Inc.(A)	600	6,846
National Processing, Inc.(A)	750	19,710
NCO Group, Inc.(A)	1,118	27,916
PDI, Inc.(A)	250	7,128
Rollins, Inc.	500	11,575
Sotheby’s Holdings, Cl. A(A)	700	11,186
Startek, Inc.	200	6,146
TeleTech Holdings, Inc.(A)	950	8,313
Valuevision Media, Inc.(A)	820	9,479
Ventiv Health, Inc.(A)	400	6,096
Viad Corp.	402	9,612
Volt Information Sciences,
Inc.(A)	300	8,985
Wireless Facilities, Inc.(A)	750	5,610

		477,826

Misc. Transportation–0.1%
Amerco, Inc.(A)	300	6,804
Thor Industries, Inc.	1,000	31,310

		38,114

Office Furniture & Fixtures–0.5%
Ennis Business Forms,
Inc.	1,057	19,237
Global Imaging Systems,
Inc.(A)	350	10,616
Herman Miller, Inc.	1,450	38,860
HNI Corp.	580	23,461
IKON Office Solutions,
Inc.	1,970	23,384
Imagistics International,
Inc.(A)	170	5,525
Interface, Inc., Cl. A(A)	2,300	19,136
John H. Harland Co.	630	17,835
Lear Corp.	550	30,322
Steelcase, Inc.	600	7,830

		196,206

Paper & Paper Products–0.5%
Bowater, Inc.	550	20,515
Buckeye Technologies,
Inc.(A)	700	7,518
Caraustar Industries, Inc.(A)	550	7,672

50

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Deltic Timber Corp.	200	$6,882
Glatfelter	800	10,664
Graphic Packaging
Corp.(A)	2,050	14,125
Packaging Corp. of
America	950	22,192
Potlatch Corp.	380	15,234
Rayonier, Inc.	552	24,277
Rock-Tenn Co.	890	12,611
Schweitzer-Mauduit
International, Inc.	230	6,498
Smurfit-Stone Container
Corp.(A)	2,740	50,991
Wausau-Mosinee Paper
Corp.	900	13,986

		213,165

Petroleum & Fuel
Products–4.7%
Apco Argentina, Inc.	616	20,451
ATP Oil & Gas Corp.(A)	2,000	18,380
Atwood Oceanics, Inc.(A)	250	9,665
Berry Petroleum Co.	490	14,827
BP Prudhoe Bay Royalty
Trust(A)	420	15,406
Buckeye Partners LP	300	12,735
Cabot Oil & Gas Corp.,
Cl. A	500	21,985
Cal Dive International,
Inc.(A)	550	17,050
Callon Petroleum Co.(A)	1,050	14,154
Chesapeake Energy
Corp.	4,748	72,882
Cimarex Energy Co.(A)	1,446	47,038
Comstock Resources,
Inc.(A)	640	13,466
Cross Timbers Royalty
Trust(A)	5	154
Denbury Resources,
Inc.(A)	1,000	21,850
Diamond Offshore
Drilling	1,100	26,884
Dorchester Minerals LP(A)	400	7,696
Enbridge Energy
Management LLC(A)	153	6,661
	NUMBER OF	MARKET
	SHARES	VALUE

Encore Acquisition Co.(A)	850	$25,049
Energy Partners Ltd.(A)	550	8,602
Ensco International,
Inc.	1,190	35,831
Enterprise Products
Partners LP	2,350	48,762
Equitable Resources, Inc.	430	22,050
Evergreen Resources,
Inc.(A)	400	16,368
Forest Oil Corp.(A)	1,600	45,264
Frontier Oil Corp.(A)	400	8,580
Global Industries Ltd.(A)	2,470	12,473
GlobalSantaFe Corp.	3,102	84,995
Grey Wolf, Inc.(A)	5,000	22,450
Hanover Compressor
Co.(A)	1,100	12,914
Harvest Natural
Resources(A)	2,416	33,292
Headwaters, Inc.(A)	900	24,966
Helmerich & Payne, Inc.	610	15,445
Holly Corp.	200	7,882
Houston Exploration Co.(A)	410	22,140
Hugoton Royalty Trust(A)	500	12,805
KCS Energy, Inc.(A)	650	9,607
Key Energy Services,
Inc.(A)	3,290	33,163
Lone Star Technologies(A)	350	11,662
Magnum Hunter
Resources, Inc.(A)	1,270	13,614
Meridian Resource
Corp.(A)	1,050	8,768
Murphy Oil Corp.	1,230	95,128
Newfield Exploration
Co.(A)	400	23,628
Newpark Resources,
Inc.(A)	1,300	7,930
Noble Energy, Inc.	500	27,655
Oceaneering
International, Inc.(A)	400	13,228
Oil States International,
Inc.(A)	1,030	16,954
Patina Oil & Gas Corp.	700	20,643
Patterson-UTI Energy,
Inc.	1,800	32,814
Penn Virginia Corp.	420	15,830

51

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Pioneer Natural
Resources Co.(A)	970	$34,969
Plains Exploration &
Production Co.(A)	1,596	33,277
Pogo Producing Co.	700	31,066
Premcor, Inc.(A)	440	15,796
Pride International,
Inc.(A)	1,150	20,700
Quicksilver Resource,
Inc.(A)	700	22,169
Range Resources Corp.	1,030	17,253
Remington Oil & Gas
Corp.(A)	610	14,427
Seacor Smit, Inc.(A)	250	10,575
Shelbourne Liquidating
Trust(A)	200	3,408
Southwestern Energy
Co.(A)	550	17,705
Spinnaker Exploration
Co.(A)	800	28,616
St. Mary Land &
Exploration Co.	400	13,724
Stone Energy Corp.(A)	410	18,548
Superior Energy
Services(A)	1,550	17,329
Swift Energy Co.(A)	350	7,942
Tesoro Petroleum Corp.(A)	800	23,200
Tetra Technologies, Inc.(A)	675	17,786
Tidewater, Inc.	1,464	44,432
Transmontaigne, Inc.(A)	2,965	18,709
Ultra Petroleum Corp.(A)	930	41,729
Unit Corp.(A)	900	29,025
Universal Compression
Holdings, Inc.(A)	600	19,686
Varco International,
Inc.(A)	1,950	47,132
Veritas DGC, Inc.(A)	660	16,256
Vintage Petroleum, Inc.	2,400	41,040
Weatherford International
Ltd.(A)	1,740	81,397
Whiting Petroleum Corp.(A)	300	7,104
XTO Energy, Inc.	3,403	101,750

		1,928,526

	NUMBER OF	MARKET
	SHARES	VALUE

Pharmaceuticals–3.5%
aaiPharma, Inc.(A)	525	$2,215
Abgenix, Inc.(A)	1,070	10,459
Able Laboratories, Inc.(A)	400	8,240
Accredo Health, Inc.(A)	535	17,334
Adolor Corp.(A)	800	8,520
Alexion Pharmaceuticals,
Inc.(A)	550	8,756
Alkermes, Inc.(A)	1,210	13,056
Alpharma, Inc., Cl. A	700	11,508
American Pharmaceutical
Partners, Inc.(A)	1,550	46,035
Andrx Group(A)	690	17,899
Atherogenics, Inc.(A)	1,000	14,380
Avant
Immunotherapeutics,
Inc.(A)	1,900	3,800
Barr Laboratories, Inc.(A)	1,102	37,854
Bentley Pharmaceuticals,
Inc.(A)	1,172	13,771
BioMarin Pharmaceuticals,
Inc.(A)	1,590	9,095
Bone Care International,
Inc.(A)	350	8,781
Celgene Corp.(A)	670	35,731
Cell Genesys, Inc.(A)	700	5,047
Cephalon, Inc.(A)	610	30,817
Charles River Laboratories
International, Inc.(A)	410	18,479
Cima Labs, Inc.(A)	390	13,201
Cubist Pharmaceuticals,
Inc.(A)	700	7,266
CuraGen Corp.(A)	100	532
Cytogen Corp.(A)	175	2,124
Dendreon Corp.(A)	1,060	9,763
Diagnostic Products Corp.	250	10,037
Digene Corp.(A)	300	10,242
Endo Pharmaceutical
Holdings, Inc.(A)	1,254	24,077
Eon Labs, Inc.(A)	800	23,296
First Horizon
Pharmaceutical Corp.(A)	810	14,151
Genentech, Inc.(A)	7,040	342,707
Geron Corp.(A)	850	5,482
Ilex Oncology, Inc.(A)	550	13,854

52

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

ImClone Systems(A)	833	$49,080
Immunogen, Inc.(A)	700	3,759
Impax Laboratories, Inc.(A)	600	8,490
Inspire Pharmaceuticals,
Inc.(A)	450	5,891
Invitrogen Corp.(A)	544	28,549
IVAX Corp.(A)	1,685	40,187
Kos Pharmaceuticals,
Inc.(A)	850	25,135
KV Pharmaceutical Co.,
Cl. A(A)	480	8,357
Ligand Pharmaceuticals,
Inc., Cl. B(A)	1,150	15,882
Martek Biosciences
Corp.(A)	500	23,660
Medarex, Inc.(A)	1,400	8,596
Medicines Co.(A)	1,190	31,487
Medicis Pharmaceutical,
Cl. A	1,200	42,924
NPS Pharmaceuticals,
Inc.(A)	950	17,718
Onyx Pharmaceuticals,
Inc.(A)	550	18,772
Orasure Technologies,
Inc.(A)	1,175	9,106
OSI Pharmaceuticals,
Inc.(A)	330	19,833
Par Pharmaceutical Cos.,
Inc.(A)	350	13,174
Parexel International
Corp.(A)	690	13,255
Perrigo Co.	650	10,829
Pharmion Corp.(A)	300	13,464
Pharmos Corp.(A)	1,950	6,864
Praecis Pharmaceuticals,
Inc.(A)	1,675	4,070
Priority Healthcare Corp.,
Cl. B(A)	450	10,080
Protein Design Labs,
Inc.(A)	2,760	44,712
Salix Pharmaceuticals
Ltd.(A)	825	17,589
Sepracor, Inc.(A)	950	43,672
Serologicals Corp.(A)	610	11,956
Sirna Therapeutics, Inc.(A)	1,806	4,894
NUMBER OF		MARKET
SHARES		VALUE

Tanox, Inc.(A)	550	$8,619
United Therapeutics
Corp.(A)	300	7,428
USANA Health
Sciences, Inc.(A)	250	7,438
Valeant Pharmaceuticals
International	910	15,934
Vertex Pharmaceuticals,
Inc.(A)	1,145	10,568
XOMA Ltd.(A)	1,800	6,552
Zymogenetics, Inc.(A)	1,700	27,574

		1,434,607

Photographic Equipment
& Supplies–0.0%
Sonic Solutions, Inc.(A)	300	5,280

Printing & Publishing–1.7%
American Greetings,
Cl. A(A)	750	17,490
Banta Corp.	300	11,913
Belo Corp., Cl. A	1,280	29,926
Bowne & Co., Inc.	750	11,167
Cenveo, Inc.(A)	2,200	5,698
Consolidated Graphics,
Inc.(A)	200	8,702
Courier Corp.	200	8,200
E.W. Scripps Co., Cl. A	1,080	110,614
Harte-Hanks, Inc.	900	21,744
Hollinger International,
Inc.	1,000	16,550
Information Holdings,
Inc.(A)	300	8,190
John Wiley & Sons,
Cl. A	1,170	37,861
Journal
Communications, Inc.,
Cl. A	2,100	37,464
Journal Register Co.(A)	1,000	19,400
Lee Enterprises, Inc.	450	20,947
McClatchy Co., Cl. A	390	26,890
Media General, Inc.	350	20,916
Playboy Enterprises,
Inc., Cl. B(A)	600	6,696
Primedia, Inc.(A)	3,700	8,880

53

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Pulitzer, Inc.	180	$8,325
Readers Digest
Association, Cl. A	1,100	15,708
Reynolds & Reynolds
Co., Cl. A	2,100	46,410
RH Donnelley Corp.(A)	370	16,791
Scholastic Corp.(A)	250	6,878
Thomas Nelson, Inc.	350	7,543
Valassis Communications,
Inc.(A)	1,600	46,784
Washington Post, Cl. B	145	125,846

		703,533

Professional Services–1.6%
Alderwoods Group, Inc.(A)	600	5,331
American Healthways,
Inc.(A)	400	10,892
Bright Horizons Family
Solutions, Inc.(A)	260	13,195
Career Education Corp.(A)	1,070	36,177
CDI Corp.	400	11,408
Corinthian Colleges, Inc.(A)	800	14,976
Corporate Executive
Board Corp.	600	34,020
Corrections Corp.
of America(A)	400	15,080
DeVry, Inc.(A)	1,700	39,525
Education Management
Corp.(A)	600	16,656
FTI Consulting, Inc.(A)	1,045	18,037
ITT Educational Services,
Inc.(A)	1,240	39,494
Jacobs Engineering
Group, Inc.(A)	500	19,990
Labor Ready, Inc.(A)	500	7,010
Laureate Education,
Inc.(A) 1,250		44,125
LECG Corp.(A)	450	7,965
Maximus, Inc.(A)	300	9,591
McDermott International,
Inc.(A)	850	9,069
MoneyGram International,
Inc.(A)	1,609	30,088
Navigant Consulting,
Inc.(A)	600	12,570
NUMBER OF		MARKET
SHARES		VALUE

Orbitz, Inc.(A)	350	$6,058
Per-Se Technologies,
Inc.(A)	550	7,728
Pre-Paid Legal Services,
Inc.(A)	400	9,260
Resources Connection,
Inc.(A)	450	17,451
ServiceMaster Co.	8,000	93,440
Shaw Group, Inc.(A)	750	7,440
Spherion Corp.(A)	1,280	11,072
Stewart Enterprises,
Inc.(A)	1,660	11,554
Strayer Education, Inc.	200	19,484
Tetra Tech, Inc.(A)	950	15,333
URS Corp.(A)	500	12,075
US Oncology, Inc.(A)	1,000	14,870
Watson Wyatt & Co.
Holdings(A)	650	16,991

		637,955

Railroads–0.1%
Florida East Coast
Industries, Cl. A	350	13,009
Kansas City Southern(A)	1,300	19,006

		32,015

Real Estate–0.4%
Avatar Holdings, Inc.(A)	200	8,306
CB Richard Ellis Group,
Inc.(A)	1,650	31,251
Forest City Enterprises,
Inc., Cl. A	535	28,034
Jones Lang LaSalle,
Inc.(A)	610	17,690
LNR Property Corp.	500	27,005
Orleans Homebuilders,
Inc.(A)	400	6,640
St. Joe Co.	520	22,370
Trammell Crow Co.(A)	550	7,376
WP Carey & Co. LLC	440	13,596

		162,268

Real Estate Investment
Trusts–7.0%
Acadia Realty Trust	1,658	23,494

54

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Alexander’s, Inc.(A)	90	$15,358
Alexandria Real Estate
Equities, Inc.	220	13,220
AMB Property Corp.	750	26,355
American Financial
Realty Trust	2,850	37,762
American Home Mortgage
Investment Corp.(A)	560	14,476
AMLI Residential
Properties Trust	430	12,414
Annaly Mortgage
Management, Inc.	2,150	35,475
Anthracite Capital, Inc.	950	10,421
Anworth Mortgage
Asset Corp.	600	6,360
Arbor Realty Trust, Inc.(A)	400	7,600
Archstone-Smith Trust	2,580	75,929
Arden Realty, Inc.	650	19,760
AvalonBay Communities,
Inc.	600	34,920
Bedford Property
Investors	250	6,997
Boston Properties, Inc.	1,410	74,589
Brandywine Realty Trust	580	15,834
BRE Properties, Cl. A	650	22,522
Burnham Pacific
Properties, Inc.	2,050	246
Camden Property Trust	700	31,500
Capital Automotive	350	10,146
CarrAmerica Realty Corp.	700	21,343
Catellus Development
Corp.	697	17,425
CBL & Associates
Properties, Inc.	330	18,183
Centerpoint Properties
Corp.	1,120	42,986
Chelsea Property
Group, Inc.	440	28,653
Colonial Properties Trust	290	11,020
Commercial Net Lease
Realty	930	15,810
Cornerstone Realty
Income Trust, Inc.	850	7,454
Corporate Office
Properties Trust SBI MD	500	12,665
	NUMBER OF	MARKET
	SHARES	VALUE

Correctional Properties
Trust	561	$14,530
Cousins Properties, Inc.	610	19,599
Crescent Real Estate
Equities Co.	1,400	21,994
CRT Properties, Inc.	530	11,448
Developers Diversified
Realty Corp.	1,144	41,047
Duke Realty Corp.	1,510	46,448
Eastgroup Properties	350	11,350
Entertainment Properties
Trust	380	13,437
Equity Inns, Inc.	850	7,709
Equity One, Inc.	2,440	44,042
Essex Property Trust, Inc.	650	42,835
Federal Realty
Investment Trust	500	21,100
FelCor Lodging Trust,
Inc.(A)	1,100	12,540
First Industrial Realty
Trust	1,200	43,968
Gables Residential Trust	750	24,787
General Growth
Properties, Inc.	2,900	87,232
Getty Realty Corp.	460	10,746
Glenborough Realty
Trust, Inc.	540	9,871
Glimcher Realty Trust	760	16,462
Health Care Property
Investors, Inc.	1,000	24,960
Health Care, Inc.	650	20,975
Healthcare Realty Trust,
Inc.	1,200	43,344
Heritage Property
Investment Trust	1,540	42,288
Highland Hospitality
Corp.(A)	700	7,273
Highwoods Properties,
Inc.	1,940	45,008
Home Properties of
New York, Inc.	390	14,664
Hospitality Properties
Trust	450	17,946
Host Marriott Corp.(A)	3,600	46,620
HRPT Properties Trust	4,200	42,294

55

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

IMPAC Mortgage
Holdings, Inc.	2,000	$45,900
Innkeepers USA Trust	750	7,867
Investors Real Estate
Trust	750	7,410
iStar Financial, Inc.	1,180	44,840
Keystone Property Trust	510	12,118
Kilroy Realty Corp.	620	21,948
Kimco Realty Corp.	1,455	69,986
Kramont Realty Trust	450	7,155
LaSalle Hotel Properties	300	7,722
Lexington Corporate
Properties Trust	650	12,714
Liberty Property Trust	900	34,560
LTC Properties, Inc.	450	7,713
Macerich Co.	500	23,950
Mack-Cali Realty Corp.	1,034	42,291
Maguire Properties, Inc.	1,180	29,205
Manufactured Home
Communities, Inc.	370	11,725
Meristar Hospitality
Corp.(A)	2,913	16,895
MFA Mortgage
Investments, Inc.	1,180	9,570
Mid-America Apartment
Communities, Inc.	330	11,831
Mills Corp.	450	20,520
Mission West Properties	1,340	13,668
National Health
Investors, Inc.	520	14,264
Nationwide Health
Properties, Inc.	860	16,426
New Plan Excel Realty
Trust	1,758	41,753
Newcastle Investment
Corp.	1,200	33,948
Novastar Financial, Inc.	250	10,028
Omega Healthcare
Investors, Inc.	750	7,313
Pan Pacific Retail
Properties, Inc.	400	20,240
Parkway Properties, Inc.	200	8,780
Pennsylvania Real Estate
Investment Trust	450	15,692
Post Properties, Inc.	600	16,794
	NUMBER OF	MARKET
	SHARES	VALUE

Prentiss Properties Trust	700	$23,982
PS Business Parks, Inc.	500	20,100
Public Storage, Inc.	1,710	80,592
RAIT Investment Trust	420	10,181
Ramco-Gershenson
Properties	300	7,713
Realty Income Corp.	700	28,364
Reckson Associates
Realty	1,600	44,336
Redwood Trust, Inc.	200	11,354
Regency Centers Corp.	550	23,375
Rouse Co.	1,370	66,856
Saul Centers, Inc.	250	7,500
Senior Housing
Properties Trust	700	11,690
Shurgard Storage
Centers, Inc.	1,200	44,400
SL Green Realty Corp.	390	19,149
Sovran Self Storage, Inc.	200	7,758
Summit Properties, Inc.	520	13,416
Sun Communities, Inc.	450	16,925
Tanger Factory Outlet
Centers	270	10,706
Taubman Centers, Inc.	1,200	27,720
Thornburg Mortgage,
Inc.	700	19,411
Town & Country Trust	300	7,329
Trizec Properties, Inc.	1,200	19,260
United Dominion Realty
Trust, Inc.	888	17,218
Universal Health Realty
Income Trust	250	7,110
US Restaurant
Properties, Inc.	500	7,595
Ventas, Inc.	1,900	48,488
Vornado Realty Trust	1,650	95,849
Washington, Real Estate
Investment Trust	700	19,558
Weingarten Realty
Investors	540	16,632

		2,856,827

Retail–5.8%
1-800-Flowers.com,
Inc.(A)	1,868	14,085

56

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

7-Eleven, Inc.(A)	1,150	$19,722
99 Cents Only Stores(A)	500	7,165
Abercrombie & Fitch Co.,
Cl. A	900	33,192
AC Moore Arts & Crafts,
Inc.(A)	460	11,569
Advance Auto Parts(A)	650	24,128
Aeropostale, Inc.(A)	555	16,916
American Eagle
Outfitters(A)	960	31,459
AnnTaylor Stores Corp.(A)	675	18,117
Applebees International,
Inc.	1,500	39,960
Asbury Automotive
Group, Inc.(A)	740	10,086
Barnes & Noble, Inc.(A)	650	22,347
Bebe Stores, Inc.(A)	600	11,658
Big 5 Sporting Goods
Corp.(A)	300	6,411
BJ’s Wholesale Club,
Inc.(A)	1,900	44,289
Bob Evans Farms	300	7,986
Borders Group, Inc.	1,000	22,870
Brinker International,
Inc.(A)	910	32,587
Brookstone, Inc.(A)	400	7,012
Brown Shoe Co., Inc	280	9,024
Buckle, Inc.	250	6,875
Burlington Coat Factory
Warehouse	760	13,786
California Pizza Kitchen,
Inc.(A)	400	7,956
Carmax, Inc.(A)	890	18,512
Casey’s General Stores,
Inc.	1,200	19,416
Cash America
International, Inc.	560	12,572
CBRL Group, Inc.	500	16,610
CEC Entertainment, Inc.(A)	375	13,631
Charlotte Russe Holding,
Inc.(A)	400	8,216
Charming Shoppes(A)	2,320	17,029
Cheesecake Factory(A)	1,130	47,200
Chicago Pizza &
Brewery, Inc.(A)	1,533	23,041
	NUMBER OF	MARKET
	SHARES	VALUE

Chico’s Fas, Inc.(A)	700	$29,309
Children’s Place(A)	350	7,175
Christopher & Banks
Corp.	380	6,221
CKE Restaurants, Inc.(A)	700	10,094
Claire’s Stores, Inc.	1,050	24,202
Coldwater Creek, Inc.(A)	450	8,469
Cole National Corp.(A)	300	8,163
Copart, Inc.(A)	1,550	34,487
Cost Plus, Inc.(A)	400	13,384
CSK Auto Corp.(A)	900	12,465
DEB Shops, Inc.	350	8,022
Deckers Outdoor Corp.(A)	300	8,775
Dick’s Sporting Goods,
Inc.(A)	400	13,000
Dollar Tree Stores, Inc.(A)	1,250	33,637
Dress Barn, Inc.(A)	400	6,700
Duane Reade, Inc.(A)	450	7,411
Electronics Boutique
Holdings Corp.(A)	460	11,551
Finish Line(A)	420	11,957
Foot Locker, Inc.	1,560	35,100
Fred’s, Inc., Cl. A	490	8,844
Galyan’s Trading Co.,
Inc.(A)	1,079	18,073
GameStop Corp.(A)	450	6,930
Gander Mountain Co.(A)	300	6,435
Genesco, Inc.(A)	300	6,438
Goody’s Family Clothing,
Inc.	600	5,232
Guitar Center, Inc.(A)	410	18,429
Haverty Furniture	450	8,365
Hibbett Sporting Goods,
Inc.(A)	300	5,718
HOT Topic, Inc.(A)	750	11,940
Ihop Corp.	300	11,097
Insight Enterprises,
Inc.(A)	1,450	23,258
J Jill Group, Inc.(A)	350	6,499
Jack in the Box, Inc.(A)	400	12,760
Jo-Ann Stores, Inc.(A)	460	12,199
JOS A Bank Clothiers,
Inc.(A)	200	6,146
K-Swiss, Inc., Cl. A	400	7,200

57

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF			MARKET
SHARES			VALUE

Kenneth Cole
Productions, Inc.	250	`	$8,023
Kmart Holding Corp.(A)	1,170		90,593
Krispy Kreme Doughnuts,
Inc.(A)	610		9,601
Landry’s Seafood
Restaurants	400		12,092
Linens ’N Things, Inc.(A)	400		10,648
Lithia Motors, Inc.	300		7,008
Lone Star Steakhouse &
Saloon	430		10,423
Longs Drug Stores Corp.	1,200		25,200
MarineMax, Inc.(A)	460		11,311
Marvel Enterprises,
Inc.(A)	2,615		34,126
Men’s Wearhouse, Inc.(A)	500		13,245
Michaels Stores, Inc.	629		33,985
Mothers Work, Inc.(A)	250		4,593
Movado Group, Inc.	500		7,505
Movie Gallery, Inc.	350		6,087
MSC Industrial Direct Co.,
Cl. A	400		12,520
Neiman-Marcus Group,
Inc., Cl. A	400		21,820
O’Charleys, Inc.(A)	400		7,032
O’Reilly Automotive, Inc.(A)	950		38,466
Outback Steakhouse, Inc.	840		34,112
Pacific Sunwear of
California(A)	2,200		44,880
Papa John’s
International, Inc.(A)	360		10,933
Payless Shoesource,
Inc.(A)	1,800		23,292
PEP Boys-Manny Moe &
Jack	1,970		40,779
Petco Animal Supplies,
Inc.(A)	1,250		37,338
Petsmart, Inc.	1,170		36,282
PF Chang’s China Bistro,
Inc.(A)	340		15,106
Pier 1 Imports, Inc.	2,650		47,515
Rare Hospitality
International, Inc.(A)	550		15,516
Red Robin Gourmet
Burgers, Inc.(A)	250		8,525
	NUMBER OF	MARKET
	SHARES	VALUE

Retail Ventures, Inc.(A)	900	$7,236
Rite Aid Corp.(A)	4,750	23,323
Ross Stores, Inc.	1,650	38,198
Ruby Tuesday, Inc.	600	17,334
Ruddick Corp.	1,100	21,516
Ryan’s Restaurant
Group, Inc.(A)	850	12,317
Saks, Inc.	1,500	19,575
School Specialty, Inc.(A)	350	12,044
Select Comfort Corp.(A)	900	18,387
Sharper Image Corp.(A)	370	9,879
ShopKo Stores, Inc.(A)	550	8,553
Smart & Final, Inc.(A)	500	7,505
Sonic Automotive, Inc.	620	13,857
Sonic Corp.(A)	505	11,615
Sports Authority, Inc.(A)	250	6,375
Stage Stores, Inc.(A)	320	11,347
Steak N Shake Co.(A)	400	6,848
Stein Mart, Inc.(A)	930	16,870
Stride Rite Corp.	1,250	13,000
Talbots, Inc.	950	29,260
TBC Corp.(A)	230	5,504
Too, Inc.(A)	620	9,288
Tractor Supply Co.(A)	1,110	40,249
Trans World
Entertainment(A)	850	8,441
Tuesday Morning Corp.(A)	700	22,512
Ultimate Electronics,
Inc.(A)	400	1,368
Urban Outfitters, Inc.(A)	1,780	52,937
Weis Markets, Inc.	550	17,540
West Marine, Inc.(A)	400	8,264
Whole Foods Market, Inc.	830	68,326
Williams-Sonoma, Inc.(A)	900	29,241
World Fuel Services Corp.	150	5,700
Yankee Candle Co.,
Inc.(A)	1,600	46,432
Zale Corp.(A)	700	18,998

		2,379,507

Rubber & Plastic–0.1%
Bandag, Inc.	350	15,627
Myers Industries, Inc.	550	7,205
Schulman A, Inc.	350	7,287

58

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Trex Co., Inc.(A)	200	$8,920

		39,039

Semi-Conductors/Instruments–2.6%
Actel Corp.(A)	350	5,257
Advanced Energy
Industries, Inc.(A)	350	3,451
Agere Systems, Inc.,
Cl. A(A)	15,370	19,059
AMIS Holdings, Inc.(A)	400	5,892
Amkor Technology,
Inc.(A)	1,620	6,561
Amphenol Corp., Cl. A(A)	950	29,858
Artesyn Technologies,
Inc.(A)	750	5,595
Artisan Components,
Inc.(A)	300	7,299
Asyst Technologies, Inc.(A)	550	3,184
Atmel Corp.(A)	4,340	18,575
ATMI, Inc.(A)	1,150	23,414
Avanex Corp.(A)	1,600	4,720
Axcelis Technologies,
Inc.(A)	1,130	10,543
Benchmark Electronics,
Inc.(A)	600	17,148
Brillian Corp.(A)	25	198
Brooks Automation,
Inc.(A)	1,410	20,318
Caliper Life Sciences,
Inc.(A)	250	1,477
Ceradyne, Inc.(A)	200	7,674
ChipPac, Inc., Cl. A(A)	1,100	5,478
Conexant Systems,
Inc.(A)	4,266	6,783
Cree, Inc.(A)	930	20,813
Cubic Corp.	400	8,100
Cymer, Inc.(A)	700	20,048
Cypress Semiconductor
Corp.(A)	3,850	43,659
DSP Group, Inc.(A)	490	9,658
Dupont Photomasks,
Inc.(A)	450	7,353
Emulex Corp.(A)	2,220	23,954
ESS Technology(A)	650	4,452
Exar Corp.(A)	1,550	20,878
	NUMBER OF	MARKET
	SHARES	VALUE

Fairchild Semiconductor
International, Inc.,
Cl. A(A)	3,400	$49,946
Finisar Corp.(A)	7,280	11,029
Genesis Microchip, Inc.(A)	500	5,745
Helix Technology Corp.	400	5,776
Integrated Circuit
Systems, Inc.(A)	700	16,744
Integrated Device
Technology, Inc.(A)	733	8,378
Integrated Silicon
Solutions, Inc.(A)	500	4,210
International Rectifier
Corp.(A)	720	28,224
Intersil Corp., Cl. A	1,428	26,223
Lattice Semiconductor
Corp.(A)	1,600	7,840
Mattson Technology,
Inc.(A)	1,030	9,157
MEMC Electronic
Materials, Inc.(A)	4,525	41,132
Methode Electronics, Inc.	650	8,469
Micrel, Inc.(A)	1,120	11,502
Microchip Technology,
Inc.	2,722	78,856
Microsemi Corp.(A)	1,500	18,375
Mindspeed Technologies,
Inc.(A)	3,250	10,497
Mykrolis Corp.(A)	900	9,000
Omnivision Technologies,
Inc.(A)	1,530	18,023
ON Semiconductor
Corp.(A)	2,250	9,000
Oplink Communications,
Inc.(A)	950	1,701
OSI Systems, Inc.(A)	938	17,475
Park Electrochemical
Corp.	300	6,894
Pericom Semiconductor
Corp.(A)	700	6,993
Photon Dynamics, Inc.(A)	250	6,873
Photronics, Inc.(A)	550	7,959
Pixelworks, Inc.(A)	830	8,126
Plexus Corp.(A)	1,500	16,815
Power Integration(A)	600	12,108

59

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Rambus, Inc.(A)	3,050	$51,149
RF Micro Devices, Inc.(A)	4,730	28,002
Semtech Corp.(A)	1,000	19,850
Silicon Image, Inc.(A)	1,220	14,628
Silicon Laboratories,
Inc.(A)	450	15,881
Silicon Storage
Technology(A)	990	6,574
Siliconix, Inc.(A)	450	19,179
Sirenza Microdevices,
Inc.(A)	950	4,617
Sirf Technology Holdings,
Inc.(A)	550	6,155
Skyworks Solutions,
Inc.(A)	1,510	12,654
Standard Microsystems
Corp.(A)	300	5,163
Stratos Lightwave, Inc.(A)	210	872
Tessera Technologies,
Inc.(A)	660	11,484
Three-Five Systems,
Inc.(A)	100	352
Transmeta Corp.(A)	500	565
Transwitch Corp.(A)	300	426
Triquint Semiconductor,
Inc.(A)	1,900	7,695
TTM Technologies, Inc.(A)	650	7,462
Varian Semiconductor
Equipment Associates,
Inc.(A)	300	8,961
Vitesse Semiconductor
Corp.(A)	1,570	4,396
Zoran Corp.(A)	639	11,304

		1,061,838

Software–2.2%
Activision, Inc.(A)	2,175	31,864
Actuate Corp.(A)	500	1,800
Advent Software, Inc.(A)	700	11,102
Akamai Technologies,
Inc.(A)	1,800	26,874
Altiris, Inc.(A)	350	8,788
Art Technology Group,
Inc.(A)	800	760
	NUMBER OF	MARKET
	SHARES	VALUE

Aspect Communications
Corp.(A)	650	$5,505
At Road, Inc.(A)	650	2,567
BEA Systems, Inc.(A)	4,430	28,751
Borland Software
Corp.(A)	1,810	14,969
Brocade Communications
System, Inc.(A)	8,772	42,281
Cerner Corp.(A)	430	19,350
Commerce One, Inc.(A)	75	55
DST Systems, Inc.(A)	900	41,004
E.piphany, Inc.(A)	1,100	4,400
Echelon Corp.(A)	400	2,980
Epicor Software Corp.(A)	600	7,428
F5 Networks, Inc.(A)	350	9,166
Hyperion Solutions
Corp.(A)	950	38,969
i2 Technologies, Inc.(A)	900	675
Informatica Corp.(A)	1,250	7,587
Interactive Intelligence,
Inc.(A)	350	1,456
Internet Security
Systems(A)	1,850	28,342
Interwoven, Inc.(A)	100	752
Keane, Inc.(A)	1,570	23,189
Lawson Software, Inc.(A)	1,500	10,650
Magma Design
Automation, Inc.(A)	450	7,987
Mantech International
Corp., Cl. A(A)	400	5,720
Matrixone, Inc.(A)	400	2,544
Micromuse, Inc.(A)	1,690	7,605
Microstrategy, Inc.,
Cl. A(A)	200	8,052
Midway Games, Inc.(A)	800	9,144
National Instruments
Corp.	750	21,787
NETIQ Corp.(A)	950	9,053
Omnicell, Inc.(A)	620	9,052
Opsware, Inc.(A)	1,150	7,084
Packeteer, Inc.(A)	350	3,283
PDF Solutions, Inc.(A)	201	1,650
Peregrine Systems,
Inc.(A)	10	180
Pixar, Inc.(A)	1,390	94,854

60

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Portal Software, Inc.(A)	390	$1,010
Progress Software Corp.(A)	650	13,410
Quest Software, Inc.(A)	1,070	12,904
RealNetworks, Inc.(A)	5,900	33,276
Red Hat, Inc.(A)	1,950	33,384
Renaissance Learning,
Inc.	450	9,585
S1 Corp.(A)	1,100	9,097
Saba Software, Inc.(A)	187	688
ScanSoft, Inc.(A)	1,400	5,712
Seebeyond Technology
Corp.(A)	800	2,416
Serena Software, Inc.(A)	600	9,240
SonicWall, Inc.(A)	1,800	11,934
SS&C Technologies, Inc.	350	7,053
Sybase, Inc.(A)	2,650	38,611
Take-Two Interactive
Software(A)	1,030	32,260
THQ, Inc.(A)	550	10,478
Tibco Software, Inc.(A)	2,930	20,715
TradeStation Group,
Inc.(A)	1,100	6,545
Transaction Systems
Architects, Inc., Cl. A(A)	500	8,550
Trizetto Group(A)	1,100	7,436
Ulticom, Inc.(A)	700	7,511
Vastera, Inc.(A)	2,650	5,698
Verint Systems, Inc.(A)	560	17,758
Verity, Inc.(A)	600	6,678
Vignette Corp.(A)	4,150	5,935
Vitria Technology, Inc.(A)	87	220
WebEx Communications,
Inc.(A)	500	10,260
webMethods, Inc.(A)	1,100	5,247
Wind River Systems(A)	2,170	21,266

		914,136

Specialty Machinery–0.4%
Aaon, Inc.(A)	832	14,976
Lennox International, Inc.	990	17,444
Littelfuse, Inc.(A)	340	13,192
Modine Manufacturing Co.	600	17,796
Tecumseh Products Co.	1,470	60,020
Valence Technology,
Inc.(A)	4,688	14,673
NUMBER OF		MARKET
SHARES		VALUE

Watsco, Inc.	400	$11,696
York International Corp.	800	28,464

		178,261

Steel & Steel Works–0.4%
AK Steel Holding Corp.(A)	2,240	14,851
Carpenter Technology	400	17,200
Gibraltar Steel Corp.	250	8,062
International Steel
Group, Inc.(A)	220	7,201
Maverick Tube Corp.(A)	540	15,574
Quanex Corp.	340	15,470
Reliance Steel &
Aluminum Co.	350	13,937
Ryerson Tull, Inc.	500	7,670
Schnitzer Steel
Industries, Inc., Cl. A	375	11,599
Steel Dynamics, Inc.	532	17,423
Texas Industries, Inc.	380	16,275

		145,262

Telephones &
Telecommunications–2.4%
Adelphia Business
Solutions, Inc.(A)	199	4
Adtran, Inc.	710	18,964
Advanced Fibre
Communication(A)	900	15,084
Alamosa Holdings, Inc.(A)	2,300	17,664
Alaska Communications
Systems Group, Inc.(A)	1,100	6,589
American Tower Corp.,
Cl. A(A)	2,440	35,282
Anixter International,
Inc.(A)	600	20,088
Audiovox Corp., Cl. A(A)	1,464	25,356
Centennial
Communications
Corp.(A)	1,790	10,060
Cincinnati Bell, Inc.(A)	8,900	35,956
Commonwealth
Telephone(A)	500	22,400
Corvis Corp.(A)	5,650	6,328
Covad Communications
Group(A)	1,900	3,610

61

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Crown Castle
International Corp.(A)	2,000	$28,240
Dobson Communications
Corp.(A)	3,000	8,010
Equinix, Inc.(A)	360	11,700
Exodus Communications,
Inc.(A)	550	-
Foundry Networks, Inc.(A)	3,860	39,604
General Cable Corp.(A)	600	5,712
General Communication,
Cl. A(A)	2,270	18,183
Global Crossing Ltd.(A)	500	9,400
Global Payments, Inc.	350	15,977
IDT Corp.(A)	400	6,200
Infonet Services Corp.,
Cl. B(A)	7,740	12,152
j2 Global
Communications, Inc.(A)	250	6,377
Juniper Networks, Inc.(A)	7,020	161,179
Leap Wireless
International, Inc.(A)	300	3
Level 3 Communications,
Inc.(A)	6,230	18,877
MCI, Inc.(A)	4,150	63,412
Metromedia Fiber
Network, Inc., Cl. A(A)	600	–
Nextel Partners, Inc.,
Cl. A(A)	2,000	32,140
North Pittsburgh
Systems, Inc.	982	18,805
Novatel Wireless, Inc.(A)	350	8,040
NTL, Inc.(A)	970	50,556
Optical Cable Corp.(A)	84	356
PanAmSat Corp.(A)	1,350	31,361
Primus
Telecommunications
Group(A)	2,500	4,050
PTEK Holdings, Inc.(A)	1,340	15,397
RCN Corp.(A)	1,600	170
Shenandoah Telecomm
Co.(A)	400	9,200
Spectrasite, Inc.(A)	400	17,200
SR Telecom, Inc.(A)	21	63
SureWest
Communications	250	6,705
	NUMBER OF	MARKET
	SHARES	VALUE

Sycamore Networks,
Inc.(A)	2,550	$9,537
Telephone & Data
Systems, Inc.	490	37,191
Time Warner Telecom,
Inc., Cl. A(A)	150	651
Triton PCS Holdings,
Inc., Cl. A(A)	1,050	3,161
Ubiquitel, Inc.(A)	1,700	6,800
US Cellular Corp.(A)	743	29,163
US Unwired, Inc.(A)	2,350	5,758
Warwick Valley
Telephone Co.	600	12,912
West Corp.(A)	967	24,243
Western Wireless Corp.,
Cl. A(A)	670	17,681

		963,551

Testing Laboratories–0.7%
Accelrys, Inc.(A)	610	4,636
Amylin Pharmaceticals,
Inc.(A)	2,163	44,558
Antigenics, Inc.(A)	900	6,822
Ariad Pharmaceuticals,
Inc.(A)	900	4,968
Atrix Labs, Inc.(A)	550	17,715
CV Therapeutics, Inc.(A)	500	6,695
Diversa Corp.(A)	750	6,727
Dyax Corp.(A)	550	4,230
eResearch Technology,
Inc.(A)	630	15,693
Exelixis, Inc.(A)	1,490	11,801
Genencor International,
Inc.(A)	710	11,672
Incyte Corp.(A)	1,760	10,824
Inveresk Research
Group, Inc.(A)	500	18,150
Isis Pharmaceuticals,
Inc.(A)	1,980	9,999
Lexicon Genetics, Inc.(A)	1,000	6,060
Luminex Corp.(A)	700	5,334
Myriad Genetics, Inc.(A)	390	5,343
Oscient Pharmaceuticals
Corp.(A)	1,500	6,630

62

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Pharmaceutical Product
Development, Inc.(A)	1,500	$52,590
Pharmacopeia Drug
Discovery, Inc.(A)	305	1,687
Rigel Pharmaceuticals,
Inc.(A)	300	4,095
SFBC International,
Inc.(A)	300	10,212
Symyx Technologies,
Inc.(A)	400	7,716
Tejon Ranch Co.(A)	370	12,321
Trimeris, Inc.(A)	250	2,868

		289,346

Trucking–1.3%
Arkansas Best Corp.	510	17,835
CH Robinson, Inc.	750	32,797
CNF, Inc.	800	33,008
Expeditors International
Washington, Inc.	1,400	64,974
Forward Air Corp.(A)	390	15,487
GATX Corp.	1,700	43,316
Heartland Express	650	17,557
Hunt JB Transportation
Services, Inc.	800	30,728
Kirby Corp.(A)	450	17,370
Knight Transportation,
Inc.(A)	945	18,720
Laidlaw International,
Inc.(A)	1,040	14,612
Landstar Systems, Inc.(A)	600	29,886
Old Dominion Freight
Line(A)	300	8,706
Overnite Corp.(A)	350	10,462
Pacer International,
Inc.(A)	580	9,155
SCS Transportation,
Inc.(A)	300	7,725
Sirva, Inc.(A)	1,600	37,408
Swift Transportation
Co., Inc.(A)	1,527	30,502
USF Corp.	600	21,300
Wabash National Corp.(A)	490	14,151
Werner Enterprises, Inc.	2,287	45,580
	NUMBER OF	MARKET
	SHARES	VALUE

Yellow Roadway Corp.(A)	490	$21,320

		542,599

Water Utilities–0.1%
Aqua America, Inc.	2,375	46,194
Ionics, Inc.(A)	300	8,112

		54,306

Wholesale–1.3%
Aramark Corp.	820	21,992
Arrow Electronics, Inc.(A)	950	22,477
Aviall, Inc.(A)	400	8,020
Avnet, Inc.(A)	1,000	19,420
Barnes Group, Inc.	300	7,785
Central European
Distribution Corp.(A)	300	7,233
Fastenal Co.	650	40,547
Fresh Del Monte Produce	1,800	47,790
Handleman Co.	400	8,588
Hughes Supply, Inc.	800	48,736
Ingram Micro, Inc.,
Cl. A(A)	1,350	19,238
LKQ Corp.(A)	400	7,108
Navarre Corp.(A)	550	8,844
Owens & Minor
Inc. Holding Co.	900	23,103
Patterson Cos., Inc.(A)	920	67,546
Performance Food
Group Co.(A)	350	8,673
SCP Pool Corp.	510	21,027
Tech Data Corp.(A)	1,180	44,203
United Natural Foods,
Inc.(A)	1,500	32,505
United Stationers, Inc.(A)	300	11,826
Valhi, Inc.	1,050	12,107
Wesco International,
Inc.(A)	1,431	29,407

		518,175

Total Common Stock
(Cost $40,796,871)–98.6%		40,406,189

63

TD WATERHOUSE TRUST
Extended Market Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Rights

Entertainment–0.0%
Liberty Media
International, Inc.,
Cl. A, expires
08/23/04(A)	293	$1,761

Total Rights
(Cost $0)–0.0%	1,761

Warrants
Computers & Services–0.0%
Redback Networks, Inc.,
expires 01/05/11(A)	6	30
Telephones &
Telecommunications–0.0%
NTL, Inc. Series A,
expires 01/13/11(A)	3	17

Total Warrants
(Cost $30,221)–0.0%	47

MARKET
VALUE

Total Investments
(Cost $40,827,092)–98.6%	$40,407,997

Other Assets and Liabilities,
Net–1.4%	561,572

Net Assets–100.0%	$40,969,569

(A) Non-income producing security.

Amounts designated as ”–” are either $0 or round to $0.

Please see accompanying notes to financial statements.

64

TD WATERHOUSE TRUST
Asian Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Foreign Common Stock

Australia–13.2%
Amcor Ltd.	3,578	$17,189
AMP Ltd.	6,508	28,576
Ansell Ltd.	903	4,970
Australia and New
Zealand Banking
Group Ltd.	6,906	87,343
Australia Gas Light Co.
Ltd.	1,517	13,386
Australian Stock
Exchange Ltd.	384	4,235
AXA Asia Pacific
Holdings Ltd.	6,600	14,652
BHP Billiton Ltd.	14,851	137,074
BHP Steel Ltd.	3,200	16,583
Boral Ltd.	2,466	12,520
Brambles Industries Ltd.	3,259	13,602
Centro Properties Group	2,000	6,233
Coca-Cola Amatil Ltd.	1,800	8,849
Cochlear Ltd.	277	4,305
Coles Myer Ltd.	3,734	23,247
Commonwealth Bank
of Australia	5,034	110,060
CSL Ltd.	716	12,781
Deutsche Office Trust	5,773	5,134
Foster’s Group Ltd.	6,523	21,150
General Property Trust	9,176	22,427
Harvey Norman
Holdings Ltd.	7,800	16,606
Iluka Resources Ltd.	1,570	4,948
Insurance Australia
Group Ltd.	6,017	20,984
James Hardie Industries	2,015	8,043
John Fairfax Holdings
Ltd.	6,339	16,736
Leighton Holdings Ltd.	588	3,858
Lend Lease Corp. Ltd.	1,336	9,730
Lion Nathan Ltd.	2,000	9,762
Macquarie Bank Ltd.	726	16,788
Macquarie Goodman
Industrial Trust	5,000	6,163
Macquarie
Infrastructure Group(A)	9,443	22,881
	NUMBER OF	MARKET
	SHARES	VALUE

Mayne Group Ltd.	2,827	$7,048
Mirvac Group	2,904	9,253
National Australia
Bank Ltd.	5,969	111,483
Newcrest Mining Ltd.	1,246	12,408
News Corp. Ltd.(A)	4,949	42,352
OneSteel Ltd.	3,079	5,736
Orica Ltd.	1,120	12,236
Origin Energy Ltd.	2,430	10,347
PaperlinX Ltd.	1,671	5,886
Patrick Corp. Ltd.	2,000	7,703
Publishing &
Broadcasting Ltd.	1,000	9,454
Qbe Insurance
Group Ltd.	2,500	21,849
Rinker Group Ltd.	3,900	22,505
Rio Tinto Ltd.	1,000	26,534
Santos Ltd.	1,992	10,114
Sonic Healthcare Ltd.	902	5,736
Southcorp Ltd.	85	186
Stockland	4,300	16,622
Suncorp-Metway Ltd.	2,183	21,250
TAB Ltd.	2,776	9,312
Tabcorp Holdings Ltd.	1,400	13,696
Telstra Corp. Ltd.	9,218	31,825
Toll Holdings Ltd.	1,000	7,360
Transurban Group	1,768	6,290
Wesfarmers Ltd.	1,657	34,209
Westfield Group(A)	4,730	50,183
Westpac Banking
Corp. Ltd.	6,888	81,279
WMC Ltd.	3,806	13,833
WMC Resources Ltd.	4,076	14,843
Woodside Petroleum Ltd.	1,700	21,417
Woolworths Ltd.	3,802	31,178

		1,374,942

Hong Kong–4.6%
Bank of East Asia	3,600	10,200
BOC Hong Kong
Holdings Ltd.	14,000	23,962
Cheung Kong
Holdings Ltd.	6,000	44,424

65

TD WATERHOUSE TRUST
Asian Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Cheung Kong
Infrastructure
Holdings Ltd.	2,000	$4,756
CLP Holdings Ltd.	7,200	40,431
Esprit Holdings Ltd.	3,500	15,571
Giordano International
Ltd.	10,000	6,058
Hang Lung Properties
Ltd.	7,000	9,648
Hang Seng Bank Ltd.	3,200	40,924
Henderson Land
Development	3,000	13,192
Hong Kong & China
Gas	16,900	29,467
Hong Kong Electric
Holdings	6,500	27,750
Hong Kong Exchanges
& Clearing Ltd.	4,000	8,257
Hopewell Holdings	3,000	5,942
Hutchison Whampoa
Ltd.	8,000	54,104
Hysan Development
Co. Ltd.	3,000	5,404
Johnson Electric
Holdings	4,000	4,051
Li & Fung Ltd.	4,000	5,539
New World
Development Ltd.	9,000	7,269
PCCW Ltd.(A)	14,000	9,603
Sino Land Co.	8,000	5,026
Sun Hung Kai
Properties Ltd.	6,000	50,770
Swire Pacific Ltd.	4,500	30,001
Techtronic Industries
Co.	4,000	5,949
Television Broadcasts
Ltd.	2,000	8,231
Wharf Holdings Ltd.	6,000	18,462

		484,991

Japan–64.1%
7-Eleven Japan	1,000	30,685
77 Bank Ltd.	1,000	6,298
Acom Co. Ltd.	220	14,153
Advantest Corp.	300	17,550
	NUMBER OF	MARKET
	SHARES	VALUE

Aeon Co. Ltd.	900	$30,847
Aeon Credit Service
Co. Ltd.	100	6,128
Aiful Corp.	200	18,806
Aisin Seiki Co. Ltd.	600	13,108
Ajinomoto Co., Inc.	2,000	23,238
All Nippon Airways
Co. Ltd.	2,000	6,101
Alps Electric Co. Ltd.	1,000	13,449
Amada Co. Ltd.	2,000	11,341
Aoyama Trading Co.
Ltd.	300	6,756
Asahi Breweries Ltd.	1,000	10,623
Asahi Glass Co. Ltd.	3,000	26,971
Asahi Kasei Corp.	5,000	21,937
Asatsu-DK, Inc.	200	5,285
Bank of Fukuoka Ltd.	2,000	10,336
Bank of Yokohama Ltd.	4,000	21,713
Benesse Corp.	200	5,922
Bridgestone Corp.	2,000	36,068
Canon, Inc.	3,300	161,069
Casio Computer Co.
Ltd.	1,000	13,539
Central Glass Co. Ltd.	1,000	7,546
Central Japan Railway
Co.	3	24,090
Chiba Bank Ltd.	2,000	10,695
Chubu Electric Power
Co., Inc.	2,600	54,470
Chugai Pharmaceutical
Co. Ltd.	800	12,554
Citizen Watch Co. Ltd.	1,000	9,941
Coca-Cola West Japan
Co. Ltd.	300	7,833
Credit Saison Co. Ltd.	700	21,165
CSK Corp.	300	12,624
Dai Nippon Printing
Co. Ltd.	2,000	28,298
Daiichi Pharmaceutical
Co. Ltd.	1,000	18,348
Daikin Industries Ltd.	1,000	24,629
Daimaru, Inc.	1,000	7,707
Dainippon Ink and
Chemicals, Inc.	3,000	6,891

66

TD WATERHOUSE TRUST
Asian Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Dainippon Screen
Manufacturing Co.
Ltd.(A)	1,000	$5,024
Daito Trust Construction
Co. Ltd.	400	14,894
Daiwa House Industry
Co. Ltd.	2,000	20,780
Daiwa Securities Group,
Inc.	4,000	26,235
Denki Kagaku Kogyo	2,000	6,514
Denso Corp.	1,800	44,090
Dentsu, Inc.	6	15,289
Dowa Mining Co. Ltd.	1,000	6,038
East Japan Railway Co.	12	65,354
Eisai Co. Ltd.	1,000	29,339
FamilyMart Co. Ltd.	200	5,832
Fanuc Ltd.	600	34,561
Fast Retailing Co. Ltd.	200	14,086
Fuji Electric Co. Ltd.	1,000	2,449
Fuji Photo Film Co. Ltd.	2,000	59,934
Fujikura Ltd.	2,000	9,690
Fujisawa
Pharmaceutical Co.
Ltd.	1,000	24,225
Fujitsu Ltd.	7,000	43,336
Furukawa Electric Co.
Ltd.(A)	3,000	12,220
Gunma Bank Ltd.	2,000	9,780
Hino Motors Ltd.	1,000	7,178
Hirose Electric Co. Ltd.	100	9,690
Hitachi Ltd.	12,000	73,213
Hokkaido Electric
Power Co., Inc.	700	12,536
Hokugin Financial
Group, Inc.(A)	4,000	9,439
Honda Motor Co. Ltd.	3,100	150,751
Hoya Corp.	400	41,093
Isetan Co. Ltd.	900	10,296
Ishikawajima-Harima
Heavy Industries Co.
Ltd.(A)	7,000	10,363
Ito En Ltd.	200	9,331
Ito-Yokado Co. Ltd.	1,000	38,850
Itochu Corp.(A)	6,000	23,148
	NUMBER OF	MARKET
	SHARES	VALUE

Itochu Techno-
Science Corp.	200	$7,357
Japan Airlines
Systems Corp.(A)	2,000	5,796
Japan Tobacco, Inc.	3	22,906
JFE Holdings, Inc.	1,975	47,224
JGC Corp.	1,000	9,331
Joyo Bank Ltd.	2,000	8,129
JSR Corp.	500	8,277
Kajima Corp.	3,000	10,121
Kamigumi Co. Ltd.	1,000	6,855
Kaneka Corp.	1,000	8,757
Kansai Electric
Power Co.	2,500	45,534
Kao Corp.	2,000	49,527
Katokichi Co. Ltd.	300	5,827
Kawasaki Heavy
Industries Ltd.	8,000	11,700
Kawasaki Kisen
Kaisha Ltd.	3,000	15,019
Keihin Electric Express
Railway Co. Ltd.	2,000	11,772
Keio Electric Railway
Co. Ltd.	2,000	10,641
Keyence Corp.	100	21,139
Kikkoman Corp.	1,000	8,613
Kintetsu Corp.	7,000	24,055
Kirin Brewery Co. Ltd.	2,000	19,559
Kobe Steel Ltd.	9,000	12,435
Kokuyo Co. Ltd.	500	5,931
Komatsu Ltd.	4,000	23,579
Konami Corp.	300	6,500
Konica Minolta
Holdings, Inc.	2,000	26,145
Kubota Corp.	5,000	22,655
Kuraray Co. Ltd.	2,000	15,127
Kurita Water Industries
Ltd.	500	7,079
Kyocera Corp.	700	54,013
Kyowa Hakko Kogyo
Co. Ltd.	2,000	13,925
Kyushu Electric Power	1,700	31,802
Lawson, Inc.	300	11,628
Mabuchi Motor Co. Ltd.	200	14,122
Marubeni Corp.	6,000	13,566

67

TD WATERHOUSE TRUST
Asian Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Marui Co. Ltd.(A)	900	$10,861
Matsushita Electric
Industrial Co. Ltd.	8,865	118,036
Matsushita Electric
Works	1,000	8,533
Meiji Dairies Corp.	1,000	5,356
Meiji Seika Kaisha Ltd.	2,000	8,613
Meitec Corp.	200	6,998
Millea Holdings, Inc.	6	88,287
Minebea Co. Ltd.	2,000	8,542
Mitsubishi Chemical
Corp.	5,000	11,843
Mitsubishi Corp.	5,000	48,091
Mitsubishi Electric Corp.	6,000	27,347
Mitsubishi Estate Co.
Ltd.	4,000	45,471
Mitsubishi Gas
Chemical Co., Inc.	2,000	7,716
Mitsubishi Heavy
Industries Ltd.	12,000	31,331
Mitsubishi Materials
Corp.	5,000	10,273
Mitsubishi Rayon Co.
Ltd.	3,000	10,444
Mitsubishi Tokyo
Financial Group, Inc.	17	152,070
Mitsui & Co. Ltd.	4,000	29,967
Mitsui Chemicals, Inc.	1,000	4,441
Mitsui Engineering &
Shipbuilding Co., Ltd.	4,000	5,958
Mitsui Fudosan Co. Ltd.	3,000	33,323
Mitsui Mining & Smelting
Co. Ltd.	3,000	12,220
Mitsui O.S.K. Lines Ltd.	2,000	10,390
Mitsui Sumitomo
Insurance Co. Ltd.	4,000	36,966
Mitsui Trust Holdings,
Inc.	2,000	13,997
Mitsukoshi Ltd.(A)	2,000	9,152
Mizuho Financial Group,
Inc.	29	109,802
Murata Manufacturing
Co. Ltd.	800	39,693
NEC Corp.	6,000	37,414
	NUMBER OF	MARKET
	SHARES	VALUE

NET One Systems Co.
Ltd.	2	$6,478
NGK Insulators Ltd.	1,000	7,878
NGK Spark Plug Co.
Ltd.	1,000	9,753
Nidec Corp.	200	18,573
Nikko Cordial Corp.	6,000	27,186
Nikon Corp.	1,000	9,618
Nintendo Co. Ltd.	300	33,377
Nippon Express Co.
Ltd.	3,000	15,854
Nippon Kayaku Co. Ltd.	1,000	5,419
Nippon Meat Packers,
Inc.	1,000	12,193
Nippon Mining Holdings,
Inc.	2,000	8,398
Nippon Mitsubishi Oil
Corp.	4,000	24,584
Nippon Sheet Glass Co.
Ltd.	1,000	3,750
Nippon Shokubai Co.
Ltd.	1,000	7,591
Nippon Steel Corp.	23,000	46,638
Nippon Telegraph &
Telephone Corp.	21	104,571
Nippon Unipac Holding	4	19,631
Nippon Yusen
Kabushiki Kaisha	4,000	18,339
Nishimatsu Construction
Co. Ltd.	1,000	3,068
Nissan Chemical
Industries Ltd.	1,000	7,429
Nissan Motor Co. Ltd.	9,500	102,454
Nisshin Seifun Group,
Inc.	1,000	9,914
Nissin Food Products
Co. Ltd.	500	12,651
Nitto Denko Corp.	700	29,267
NOK Corp.	400	12,059
Nomura Holdings, Inc.	7,000	95,967
NSK Ltd.	2,000	8,918
NTN Corp.	2,000	10,390
NTT Data Corp.	5	14,311
NTT Docomo, Inc.	77	134,027
Obayashi Corp.	3,000	14,266

68

TD WATERHOUSE TRUST
Asian Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Odakyu Electric
Railway Co. Ltd.	3,000	$15,666
OJI Paper Co. Ltd.	3,000	19,219
Oki Electric Industry
Co. Ltd.(A)	3,000	10,767
Olympus Corp.	1,000	19,335
Omron Corp.	1,000	21,399
Oracle Corp.	200	9,941
Oriental Land Co. Ltd.	200	12,471
ORIX Corp.	300	32,408
Osaka Gas Co. Ltd.	9,000	23,983
Pioneer Corp.	500	10,812
Promise Co. Ltd.	250	16,195
QP Corp.	700	5,929
Rakuten, Inc.	2	11,987
Resona Holdings, Inc.(A)	18,000	27,778
Ricoh Co. Ltd.	3,000	58,409
Rohm Co. Ltd.	400	42,780
Sampo Japan
Insurance, Inc.	3,000	29,581
Sankyo Co. Ltd.	1,600	34,525
Sanyo Electric Co. Ltd.	6,000	22,879
Sapporo Holdings Ltd.	2,000	7,483
Secom Co. Ltd.	1,000	40,375
Sega Corp.(A)	500	6,527
Seiko Epson Corp.	400	15,648
Sekisui Chemical Co. Ltd.	2,000	14,391
Sekisui House Ltd.	2,000	20,116
Sharp Corp.	4,000	57,745
Shimachu Co. Ltd.	200	4,827
Shimamura Co. Ltd.	100	7,268
Shimano, Inc.	500	12,113
Shimizu Corp.	3,000	12,462
Shin-Etsu Chemical
Co. Ltd.	1,300	44,090
Shinsei Bank Ltd.	2,000	10,910
Shionogi & Co. Ltd.	1,000	17,846
Shiseido Co. Ltd.	1,000	12,427
Shizuoka Bank Ltd.	2,000	16,258
Showa Denko	5,000	11,170
Showa Shell Sekiyu KK	500	4,522
Skylark Co. Ltd.	300	5,572
SMC Corp.	200	19,559
Softbank Corp.	800	28,137
Sony Corp.	3,500	122,785
	NUMBER OF	MARKET
	SHARES	VALUE

Stanley Electric
Co. Ltd.	300	$4,570
Sumitomo Bakelite
Co. Ltd.	1,000	6,020
Sumitomo Chemical
Co. Ltd.	6,000	24,656
Sumitomo Corp.	4,000	27,922
Sumitomo Electric
Industries Ltd.	2,000	19,021
Sumitomo Heavy
Industries Ltd.(A)	3,000	8,237
Sumitomo Metal
Industries Ltd.	11,000	11,843
Sumitomo Metal
Mining Co. Ltd.	2,000	11,933
Sumitomo Mitsui
Financial Group, Inc.	16	96,326
Sumitomo Realty &
Development Co. Ltd.	1,000	11,386
Sumitomo Trust &
Banking Co. Ltd.	5,000	29,249
Suruga Bank Ltd.	1,000	6,909
Suzuken Co. Ltd.	200	5,832
T&D Holdings, Inc.(A)	600	27,832
Taiheiyo Cement Corp.	4,000	9,582
Taisei Corp.	4,000	12,669
Taisho Pharmaceutical
Co. Ltd.	1,000	20,950
Takara Holdings, Inc.	1,000	7,294
Takashimaya Co. Ltd.	1,000	9,295
Takeda Chemical
Industries Ltd.	3,400	158,934
Takefuji Corp.	330	23,687
TDK Corp.	500	34,543
Teijin Ltd.	2,000	6,945
Terumo Corp.	500	12,113
THK Co. Ltd.	500	8,039
TIS, Inc.	200	7,644
Tobu Railway Co. Ltd.	3,000	11,843
Toho Co. Ltd.	800	11,592
Tohoku Electric Power	1,500	24,629
Tokyo Electric Power Co.	4,400	99,681
Tokyo Electron Ltd.	700	34,229
Tokyo Gas Co. Ltd.	11,000	39,280
Tokyu Corp.	3,000	13,754

69

TD WATERHOUSE TRUST
Asian Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

TonenGeneral Sekiyu	1,000	$8,012
Toppan Printing Co. Ltd.	2,000	19,990
Toray Industries, Inc.	5,000	23,687
Toshiba Corp.	12,000	44,036
Tosho Corp.	3,000	9,663
Tostem Inax Holding
Corp.	1,000	20,322
Toto Ltd.	1,000	9,717
Toyo Seikan Kaisha Ltd.	1,000	15,791
Toyobo Co. Ltd.	3,000	7,564
Toyoda Gosei Co. Ltd.	100	2,198
Toyota Industries Corp.	600	14,077
Toyota Motor Corp.	11,000	442,152
Trend Micro, Inc.	500	20,457
Ube Industries Ltd.(A)	4,000	5,383
UFJ Holdings, Inc.(A)	15	60,159
Uni-Charm Corp.	200	10,480
UNY Co.	1,000	11,484
West Japan Railway Co.	7	28,011
World Co. Ltd.	200	5,617
Yahoo Japan Corp.(A)	4	31,726
Yamada Denki Co. Ltd.	300	10,363
Yamaha Corp.	600	9,098
Yamaha Motor Co. Ltd.	1,000	15,298
Yamanouchi
Pharmaceutical Co.
Ltd.	1,200	41,129
Yamato Transport Co.
Ltd.	2,000	31,816
Yokogawa Electric Corp.	1,000	11,664

		6,665,233

New Zealand–0.6%
Carter Holt Harvey Ltd.	10,407	14,576
Contact Energy Ltd.	3,649	13,921
Sky City Entertainment
Group Ltd.	1,706	5,244
Telecom Corp. of New
Zealand Ltd.	6,954	26,971

		60,712

NUMBER OF		MARKET
SHARES		VALUE

Singapore–2.3%
CapitaLand Ltd.	3,000	$2,737
Chartered
Semiconductor
Manufacturing Ltd.(A)	22,000	13,041
City Developments Ltd.	4,000	14,180
DBS Group Holdings
Ltd.	4,000	36,031
Haw Par Corp. Ltd.	204	567
Keppel Corp. Ltd.	4,000	16,969
Oversea-Chinese
Banking Corp.	4,000	29,754
SembCorp Industries
Ltd.	6,000	4,498
SembCorp Logistics
Ltd.	1,000	1,284
Singapore Airlines
Ltd.	2,000	12,901
Singapore Exchange
Ltd.	5,000	5,056
Singapore Press
Holdings Ltd.	4,250	10,620
Singapore Technologies
Engineering Ltd.	5,000	6,131
Singapore
Telecommunications
Ltd.	23,000	30,609
ST Assembly
Test Services Ltd.(A)	15,000	10,025
United Overseas
Bank Ltd.	4,000	31,847
Venture Corp. Ltd.	1,000	9,415

		235,665

Total Foreign Common Stock
(Cost $8,364,065)–84.8%		8,821,543

70

TD WATERHOUSE TRUST
Asian Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Foreign Preferred Stock

Australia–0.8%
News Corp. Ltd.(A)	9,845	$79,079

Total Foreign Preferred Stock
(Cost $77,254)–0.8%	79,079

Warrants

Real Estate-0.0%
City Developments Ltd.,
expires 05/10/06(A)	400	828

Total Warrants
(Cost $0)–0.0%	828

MARKET
VALUE

Total Investments
(Cost $8,441,319)–85.6%	$8,901,450

Other Assets and Liabilities,
Net–14.4%	1,502,445

Net Assets–100.0%	$10,403,895

(A) Non-income producing security.

Please see accompanying notes to financial statements.

71

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Foreign Common Stock

Austria–0.9%
Bank Austria
Creditanstalt AG	7	$413
Erste Bank der
Oesterreichischen
Sparkassen AG	416	16,152
Flughafen Wien AG	241	13,855
IMMOFINANZ Immobilien
Anlagen AG(A)	631	5,075
Mayr-Melnhof Karton AG	100	13,063
OMV AG	87	19,063
RHI AG(A)	224	4,935
Telekom Austria AG	988	15,333
VA Technologie(A)	120	6,707
Verbund-Oesterreichischen
Elektrizaetswirtschafts
AG, Cl. A	5	909
Voestalpine AG	22	1,041
Wienerberger AG	41	1,471

		98,017

Belgium–1.8%
AGFA-Gevaert NV	111	2,659
Barco NV	127	10,925
Bekaert SA	18	1,082
Belgacom SA	550	16,892
Colruyt SA	44	5,700
Compagnie Maritime
Belge SA	46	6,208
Confinimmo SA	85	11,380
D’ieteren NV	50	10,432
Delhaize Group	260	12,443
Dexia	810	13,536
Electrabel	31	9,801
Fortis	2,390	51,564
Groupe Bruxelles
Lambert SA	62	3,844
Interbrew	173	5,238
KBC Bancassurance
Holding	61	3,445
Mobistar SA(A)	74	4,905
Omega Pharma SA	26	1,285
Solvay SA	72	6,025
	NUMBER OF	MARKET
	SHARES	VALUE

UCB SA	109	$5,020
Umicore	156	9,738

		192,122

Denmark–1.0%
AP Moller-Maersk A/S	2	13,926
Danisco A/S	100	5,084
Danske Bank A/S	632	14,558
Falck A/S(A)	181	1,219
FLS Industries A/S(A)	465	6,325
GN Store Nord	684	5,704
Group 4 A/S(A)	181	2,975
H. Lundbeck A/S	536	10,719
ISS A/S	92	4,529
Kobenhavns Lufthavne	90	12,693
NKT Holding A/S	227	4,962
Novo-Nordisk A/S, Cl. B	319	16,220
Novozymes A/S, Cl. B	74	3,355
TDC A/S	162	5,273
Vestas Wind Systems A/S(A)	263	3,364
William Demant Holdings(A)	37	1,330

		112,236

Finland–2.1%
Elisa Corp.(A)	292	3,762
Fortum Oyj	422	5,817
KCI Konecranes Oyj	141	4,991
Kesko Oyj, Cl. B	74	1,424
Kone Oyj	85	4,994
Nokia Oyj(A)	9,720	111,524
Pohjola Group PLC,
Cl. D	1,233	12,366
Rautaruukki Oyj(A)	1,397	11,706
Sampo Oyj, Cl. A	1,915	18,053
Stora Enso Oyj, Cl. R	808	11,226
Tietoenator Oyj	151	4,199
UPM-Kymmene Oyj(A)	1,424	27,671
Uponor Oyj	38	1,271
Wartsila Oyj, Cl. B	544	12,116

		231,120

France–13.0%
Accor SA	236	10,024
Air France	610	9,525
Air Liquide	248	40,159

72

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Alcatel SA	1,989	$25,766
Alstom(A)	304	165
Arcelor	431	7,156
Atos Origin(A)	73	4,307
Autoroutes du Sud
de la France	360	14,264
Aventis SA	1,414	109,804
AXA	2,291	47,083
BNP Paribas	1,575	91,739
Bouygues	257	8,642
Business Objects SA(A)	163	3,503
Cap Gemini SA(A)	98	3,265
Carrefour SA	1,252	59,736
Casino Guichard
Perrachon SA	128	10,418
Cie de Saint-Gobain	733	35,829
Cie Generale D’Optique
Essilor International SA	122	7,498
CNP Assurances	252	14,199
Credit Agricole SA	1,185	27,963
European Aeronautic
Defense and Space Co.	354	9,760
France Telecom(A)	2,297	56,913
Gecina SA	66	5,193
Groupe Danone	440	36,287
Hermes International	65	12,552
Imerys SA	92	5,599
Klepierre	72	4,794
L’Oreal SA	556	39,863
Lafarge SA	405	34,717
Lagardere S.C.A.	320	19,475
LVMH Moet Hennessy
Louis Vuitton SA	399	27,237
Michelin (C.G.D.E.), Cl. B	168	9,345
Pernod-Ricard	127	15,214
Peugeot SA	226	13,047
Pinault-Printemps-Redoute	84	8,197
Publicis Groupe	494	13,394
Renault SA	435	34,330
Sagem SA	44	4,312
Sanofi-Synthelabo SA	606	40,201
Schneider Electric SA	505	32,132
Societe Generale, Cl. A	733	60,186
Sodexho Alliance SA	119	3,236
STMicroelectronics NV	1,437	26,712
NUMBER OF		MARKET
SHARES		VALUE

Suez SA	1,801	$35,604
Technip-Coflexip SA	35	4,875
Thales SA	101	3,518
Thomson Multimedia SA	227	4,231
Total SA	1,149	223,133
Unibail	121	12,689
Valeo SA	79	3,209
Veolia Environnement	303	8,084
Vinci SA	83	8,449
Vivendi Universal SA(A)	2,237	55,938

		1,403,471

Germany–8.6%
Adidas-Salomon AG	57	6,779
Allianz AG	585	56,556
Altana AG	88	4,768
BASF AG	895	47,713
Bayer AG	1,072	28,626
Bayerische Hypo-und
Vereinsbank AG(A)	1,373	22,151
Celesio AG	254	16,208
Commerzbank AG(A)	541	9,275
Continental AG	376	17,741
DaimlerChrysler AG	1,693	75,641
Deutsche Bank AG	1,006	69,945
Deutsche Boerse AG	118	5,751
Deutsche Lufthansa AG(A)	238	2,811
Deutsche Post AG	485	9,734
Deutsche Telekom AG(A)	5,057	84,750
Douglas Holding AG	391	11,199
E.ON AG	1,113	79,234
Epcos AG(A)	61	1,039
Fresenius Medical
Care AG	198	14,401
HeidelbergerCement AG	277	12,559
Hypo Real Estate
Holdings(A)	105	3,259
Infineon Technologies
AG(A)	967	10,583
KarstadtQuelle AG	357	7,311
Linde AG	104	5,647
Merck KGaA	115	6,457
Metro AG	182	8,355
Muenchener
Rueckversicherungs AG	380	36,499

73

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Puma AG Rudolf
Dassler Sport	29	$6,843
RWE AG	683	33,468
SAP AG	422	67,675
Schering AG	210	11,802
Siemens AG(A)	1,557	109,305
Suedzucker AG	629	11,662
ThyssenKrupp AG(A)	332	5,924
TUI AG	549	9,412
Volkswagen AG	279	11,330

		922,413

Greece–1.0%
Alpha Bank	607	14,397
Coca-Cola Hellenic
Bottling Co. SA	533	12,565
Cosmote Mobile
Telecommunications SA	100	1,613
EFG Eurobank Ergasias
SA	732	15,810
Emporiki Bank of Greece
SA	192	4,383
Hellenic Petroleum SA	114	939
Hellenic Technodomiki
Tev SA	1,111	4,414
Hellenic
Telecommunications
Organization SA	314	3,826
Intracom SA	904	3,766
National Bank of
Greece SA	309	6,592
OPAP SA	148	2,844
Piraeus Bank SA	406	4,428
Public Power Corp.	534	12,138
Technical Olympic SA	1,340	5,517
Viohalco	1,894	12,861

		106,093

Ireland–1.4%
Allied Irish Banks PLC-
Dublin	1,382	21,281
Allied Irish Banks PLC-
UK	872	13,427
Bank of Ireland-Dublin	1,593	20,675
Bank of Ireland-UK	975	12,772
NUMBER OF		MARKET
SHARES		VALUE

CRH PLC-Dublin	858	$19,214
Depfa Bank PLC	1,100	14,965
Elan Corp. PLC(A)	695	14,099
Grafton Group PLC(A)	643	5,206
Greencore Group PLC	200	686
Independent News
& Media PLC	1,951	4,463
Irish Life & Permanent
PLC	704	10,654
Kerry Group PLC, Cl. A	142	2,937
Ryanair Holdings PLC(A)	1,409	7,634

		148,013

Italy–4.9%
Alleanza Assicurazioni
SpA	580	6,215
Assicurazioni Generali
SpA	1,595	42,189
Autogrill SpA	1,008	14,988
Banca Antonveneta SpA	400	8,081
Banca Fideuram SpA	1,668	8,555
Banca Intesa SpA	6,483	22,515
Banca Monte dei Paschi
di Siena SpA	3,703	11,079
Banca Nazionale del
Lavoro SpA(A)	1,908	4,468
Banca Popolare di
Milano Scrl(A)	790	4,860
Banche Popolari Unite
Scrl	350	5,714
Banco Popolare di
Verona e Novara Scrl	461	7,693
Benetton Group SpA(A)	803	8,662
Capitalia SpA	5,544	16,820
Edison SpA(A)	8,700	14,601
Enel SpA	3,954	31,181
ENI-Ente Nazionale
Idrocarburi SpA	4,649	95,712
Fiat SpA(A)	452	3,559
FinecoGroup SpA(A)	177	1,024
Finmeccanica SpA(A)	7,355	5,180
Gruppo Editoriale
L’Espresso SpA(A)	215	1,165

74

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Luxottica Group SpA	663	$11,247
Mediaset SpA	736	7,851
Mediobanca SpA	582	6,811
Mediolanum SpA	1,530	9,376
Pirelli & Co. SpA	1,592	1,570
Riunione Adriatica di
Sicurta SpA	376	6,781
Sanpaolo IMI SpA	1,264	14,457
Seat Pagine Gialle SpA(A)	17,602	6,930
Snam Rete Gas SpA	436	1,874
Sorin SpA(A)	1	2
Telecom Italia Media
SpA(A)	1,725	654
Telecom Italia SpA	14,001	41,551
Telecom Italia SpA
RNC	13,836	29,734
TIM SpA	6,188	32,929
Tiscali SpA(A)	226	808
Unicredito Italiano SpA	9,405	45,066

		531,902

Netherlands–6.4%
ABN-Amro Holding NV	3,100	64,941
Aegon NV	2,203	25,064
Akzo Nobel NV	339	11,191
ASML Holding NV(A)	571	8,160
Corio NV	121	5,166
DSM NV	101	5,071
Euronext NV(A)	186	4,958
Heineken NV	377	11,815
IHC Caland NV	103	4,377
ING Groep NV	3,557	82,566
Koninklijke Ahold NV(A)	3,821	28,430
Koninklijke Philips
Electronics NV	2,608	63,238
Koninklijke Vendex
KBB NV(A)	292	5,347
OCE NV	98	1,477
Qiagen NV(A)	353	3,387
Reed Elsevier NV	1,745	22,311
Rodamco Europe NV	204	12,600
Royal Dutch Petroleum
Co.	4,023	201,828
Royal KPN NV	3,452	25,518
NUMBER OF		MARKET
SHARES		VALUE

Royal Numico NV(A)	186	$5,802
TPG NV	419	9,186
Unilever NV	1,131	69,649
Vedior NV	111	1,630
VNU NV	278	7,347
Wereldhave NV	61	5,009
Wolters Kluwer NV	338	5,689

		691,757

Norway–0.9%
DNB NOR ASA	2,172	14,890
Frontline Ltd.	479	18,369
Norsk Hydro ASA	183	11,579
Norske Skogindustrier
ASA	244	4,356
Orkla ASA	256	6,161
Schibsted ASA	584	10,260
Statoil ASA	546	6,843
Storebrand	190	1,237
Tandberg ASA	153	1,377
Telenor ASA	2,290	15,601
Yara International ASA(A)	183	1,621

		92,294

Portugal–0.6%
Banco BPI SA(A)	1,252	4,613
Banco Comercial
Portugues SA(A)	2,393	4,955
Banco Espirito Santo SA(A)	842	13,736
Brisa-Auto Estradas
de Portugal SA	337	2,390
Cimpor Cimentos de
Portugal SA	2,790	14,007
Electricidade de
Portugal SA	2,244	5,998
Jeronimo Martins(A)	36	390
Portugal Telecom
SGPS SA(A)	1,173	12,032
Sonae SGPS SA	1,246	1,290

		59,411

Spain–4.8%
Abertis Infraestructuras
SA(A)	198	169
Acciona SA	193	11,535

75

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

NUMBER OF		MARKET
SHARES		VALUE

Acerinox SA	944	$13,081
ACESA Infraestructuras
SA	198	3,359
ACS Actividades
Construccion y Servicios	708	11,823
Altadis SA	362	11,314
Amadeus Global Travel
Distribution, Cl. A	1,387	8,800
Antena 3 Television SA(A)	20	1,057
Banco Bilbao Vizcaya
Argentaria SA	5,756	76,645
Banco Popular Espanol
SA	300	16,159
Banco Santander Central
Hispano SA	7,668	72,932
Endesa SA	1,467	26,705
Fomento de
Construcciones y
Contratas SA	337	11,953
Gas Natural SDG SA	169	3,905
Iberdrola SA	1,755	35,920
Iberia Lineas Aereas
de Espana	1,446	3,691
Inditex SA	246	5,633
Indra Sistemas SA	360	4,594
Promotora de
Informaciones SA	95	1,533
Repsol YPF SA	1,493	31,708
Sacyr Vallehermoso SA	291	3,941
Sociedad General de
Aguas de Barcelona
SA, Cl. A	970	16,525
Telefonica Publicidad
e Informacion SA	207	1,333
Telefonica SA	9,077	132,341
Union Fenosa SA	247	5,228

		511,884

Sweden–2.8%
Ainax AB(A)	45	1,481
Alfa Laval AB	84	1,341
Assa Abloy AB, Cl. B(A)	367	4,352
Atlas Copco AB	151	4,978
Atlas Copco AB, Cl. A	140	5,017
Axfood AB	30	747
	NUMBER OF	MARKET
	SHARES	VALUE

Castellum AB	51	$1,233
Electrolux AB, Cl. B	369	6,443
Eniro AB	568	4,386
Fabege AB(A)	269	3,751
Gambro AB	585	6,118
Getinge AB	445	5,132
Hennes & Mauritz
AB, Cl. B	592	15,236
Holmen AB	144	4,128
Nordea AB	5,227	35,590
OMHEX AB(A)	972	10,481
Sandvik AB	274	9,408
SAS AB(A)	92	620
Securitas AB, Cl. B(A)	369	4,159
Skandia Forsakrings AB	824	3,211
Skandinaviska Enskilda
Banken SEB, Cl. A	501	6,757
Skanska AB, Cl. B	477	4,102
SKF AB	166	6,306
Ssab Svenskt Stal AB	282	4,832
Svenska Cellulosa AB,
Cl. B	237	8,771
Svenska Handelsbanken,
Cl. A	689	12,839
Swedish Match AB(A)	601	5,874
Tele2 AB, Cl. B	117	4,650
Telefonaktiebolaget
LM Ericsson, Cl. B(A)	29,820	79,661
TeliaSonera AB	2,040	9,092
Trelleborg AB	266	4,090
Volvo AB, Cl. A	416	14,393
Volvo AB, Cl. B	283	10,142

		299,321

Switzerland–9.6%
ABB Ltd.(A)	2,827	15,269
Adecco SA	163	7,568
Ciba Specialty
Chemicals AG(A)	82	5,656
Clariant AG	1,322	17,825
Compagnie Financiere
Richemont AG, Cl. A(A)	1,251	32,318
Credit Suisse Group(A)	2,249	72,163
Geberit AG	10	6,722
Givaudan	25	14,324

76

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Holcim Ltd.	188	$9,838
Kudelski SA(A)	41	1,162
Logitech International SA(A)	54	2,336
Lonza Group AG	99	4,376
Nestle SA	821	209,846
Novartis AG	4,605	206,070
Roche Holding AG-
Bearer(A)	134	16,732
Roche Holding AG-
Genusschein	1,146	113,315
Schindler Holding AG	18	5,107
SGS SA	21	11,310
Sulzer AG	42	10,932
Swatch Group AG	496	12,872
Swatch Group AG, Cl. B	38	4,842
Swiss Reinsurance	561	32,778
Swisscom AG	56	18,209
Syngenta AG(A)	133	10,994
Synthes, Inc.	120	11,819
UBS AG	2,109	141,111
Unaxis Holding AG	12	1,240
Zurich Financial Services
AG(A)	256	36,218

		1,032,952

United Kingdom–33.1%
3i Group PLC	741	7,694
Aegis Group PLC	2,466	3,756
Alliance Unichem PLC	1,206	14,474
Amec PLC	938	4,644
Amvescap PLC	842	4,333
ARM Holdings PLC	1,271	2,433
Associated British Ports
Holdings PLC	591	4,336
AstraZeneca PLC	3,389	151,665
Aviva PLC	3,680	37,475
BAA PLC	1,328	13,511
BAE Systems PLC	7,864	30,567
Balfour Beatty PLC	1,042	5,021
Barclays PLC	12,583	105,255
Barratt Developments
PLC	476	4,886
BBA Group PLC	973	4,636
Berkeley Group PLC	284	6,016
BG Group PLC	5,755	35,869
NUMBER OF		MARKET
SHARES		VALUE

BHP Billiton PLC	4,024	$36,660
BOC Group PLC	620	10,632
Boots Co. PLC	1,030	12,793
BP PLC	42,543	399,189
BPB PLC	887	6,343
Brambles Industries PLC	908	3,513
British American
Tobacco PLC	2,578	39,191
British Land Co. PLC	617	7,888
British Sky Broadcasting
PLC	2,919	32,087
BT Group PLC	18,674	64,095
Bunzl PLC	582	4,657
Cable & Wireless PLC(A)	2,734	5,394
Cadbury Schweppes
PLC	4,414	36,140
Capita Group PLC	592	3,294
Carnival PLC	208	10,175
Cattles PLC	767	4,181
Celltech Group PLC(A)	653	6,543
Centrica PLC	9,200	39,566
Close Brothers Group
PLC	302	3,663
Cobham PLC	217	5,426
Compass Group PLC	5,227	30,392
Corus Group PLC(A)	6,800	5,626
Daily Mail & General
Trust	380	4,640
Davis Service Group
PLC	673	4,589
De La Rue PLC	2,236	13,255
Diageo PLC	5,930	73,489
Dixons Group PLC	2,426	7,081
Electrocomponents PLC	783	4,667
Emap PLC	319	4,217
EMI Group PLC	1,419	5,793
Enterprise Inns PLC	611	5,922
Exel PLC	371	4,884
Firstgroup PLC	1,032	5,353
Friends Provident PLC	2,039	4,867
GKN PLC	908	3,798
GlaxoSmithKline PLC	11,435	232,269
Great Portland Estates
PLC	162	833
GUS PLC	2,305	36,089

77

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Hammerson PLC	497	$6,254
Hanson PLC	919	6,388
Hays PLC	2,078	4,610
HBOS PLC	7,459	96,642
Hilton Group PLC	1,541	7,307
HSBC Holdings PLC	21,523	316,043
IMI PLC	758	4,986
Imperial Chemical
Industries PLC	1,485	6,130
Imperial Tobacco
Group PLC	1,609	34,994
Intercontinental Hotels
Group PLC	915	9,725
International Power
PLC(A)	4,356	11,624
Invensys PLC(A)	4,362	1,269
ITV PLC	7,766	14,758
J Sainsbury PLC	1,584	7,770
J Sainsbury PLC, Cl. B(A)	1,811	1,153
Johnson Matthey PLC	273	4,498
Kelda Group PLC	1,551	14,553
Kesa Electricals PLC	651	3,326
Kidde PLC(A)	2,744	5,938
Kingfisher PLC	5,849	30,207
Land Securities Group
PLC	580	11,950
Legal & General Group
PLC	8,105	14,296
Liberty International PLC	450	6,514
Lloyds TSB Group PLC	9,988	74,876
LogicaCMG PLC	934	2,794
Man Group PLC	345	8,206
Marks & Spencer Group
PLC	5,693	35,923
MFI Furniture PLC	1,817	4,361
Misys PLC	1,193	3,981
Mitchells & Butlers PLC	645	3,164
Morrison WM
Supermarkets	1	3
National Grid Group PLC	5,362	42,439
Next PLC	351	9,555
Pearson PLC	999	11,200
Peninsular and Oriental
Steam Navigation Co.	1,326	5,383
Persimmon PLC	1,095	11,639
	NUMBER OF	MARKET
	SHARES	VALUE

Pilkington PLC	2,730	$4,766
Provident Financial PLC	458	4,706
Prudential PLC	3,272	26,983
Rank Group PLC	2,251	12,106
Reckitt Benckiser PLC	1,347	36,840
Reed Elsevier PLC	3,172	28,091
Rentokil Initial PLC	2,320	5,991
Reuters Group PLC	1,786	10,571
Rexam PLC	1,506	11,680
Rio Tinto PLC	1,757	45,785
RMC Group PLC	477	5,191
Rolls-Royce Group PLC	92,514	8,144
Royal & Sun Alliance
Insurance Group	1,424	2,000
Royal Bank of Scotland
Group PLC	5,512	154,960
SABmiller PLC	996	12,696
Sage Group PLC	1,510	4,743
Schroders PLC	388	4,018
Scottish & Newcastle
PLC	1,000	7,256
Scottish & Southern
Energy PLC	1,071	13,993
Scottish Power PLC	4,461	31,962
Serco Group PLC	1,299	4,748
Severn Trent PLC	429	6,218
Shell Transport &
Trading Co. PLC	18,663	135,242
Signet Group PLC(A)	5,727	11,299
Slough Estates PLC	754	6,129
Smith & Nephew PLC	1,158	11,687
Smiths Group PLC	696	9,239
Stagecoach Group PLC	3,176	5,082
Tate & Lyle PLC	1,765	10,527
Taylor Woodrow PLC	1,069	4,840
Tesco PLC	14,816	68,568
Tomkins PLC	2,334	10,706
Unilever PLC	4,613	40,726
United Business Media
PLC	604	5,426
United Utilities PLC	1,416	10,431
Vodafone Group PLC	130,671	283,360
Whitbread PLC	369	5,496
William Hill PLC	759	7,122
Wimpey George PLC	689	4,639

78

TD WATERHOUSE TRUST
European Index Fund · Schedule of Investments
July 31, 2004 (Unaudited)

	NUMBER OF	MARKET
	SHARES	VALUE

Wolseley PLC	720	$11,194
WPP Group PLC	1,468	13,574
Yell Group PLC	1,967	12,000

		3,560,959

Total Foreign Common Stock
(Cost $9,091,865)–92.9%		9,993,965

Foreign Preferred Stock
Germany–0.3%
Henkel KGaA	74	5,431
Porsche AG(A)	20	12,946
ProSieben SAT.1 Media AG	237	4,089
RWE AG	133	5,531
Volkswagen AG	293	8,159

		36,156

Total Foreign Preferred Stock
(Cost $34,343)–0.3%		36,156

		MARKET
		VALUE

Total Investments
(Cost $9,126,208)–93.2%		$10,030,121

Other Assets and Liabilities,
Net–6.8%		733,823

Net Assets–100.0%		$10,763,944

(A)	Non-income producing security.

Please see accompanying notes to financial statements.

79

Statements of Assets and Liabilities
July 31, 2004 (Unaudited)

	Bond Index Fund	Dow 30 Fund	500 Index Fund

ASSETS
Investments in securities, at cost	$15,537,868	$170,471,433	$112,358,422

Investments in securities, at market value	$15,568,749	$170,824,898	$116,812,669
Cash	–	159,548	4,405,729
Dividends and interest receivable	182,127	229,090	130,952
Receivable for capital shares sold	25,982	125,354	295,287
Receivable from Investment Manager and its affiliates (Note 3)	7,782	–	–
Receivable from broker	–	347,420	497,154
Receivable for investment securities sold	–	281,552	–
Variation margin receivable	–	7,600	9,262

TOTAL ASSETS	15,784,640	171,975,462	122,151,053

LIABILITIES
Payable to custodian bank	50,414	–	–
Payable for capital shares redeemed	7,432	128,598	31,326
Dividends payable to shareholders	3,883	–	–
Payable for investment securities purchased	–	–	4,827,938
Payable to Investment Manager and its affiliates (Note 3)	–	40,539	17,866
Other accrued expenses	7,631	153,991	7,837

TOTAL LIABILITIES	69,360	323,128	4,884,967

NET ASSETS	$15,715,280	$171,652,334	$117,266,086

Net assets consist of:
Paid-in-capital	15,703,793	179,457,021	113,924,031
Undistributed net investment income (Distributions in excess of
net investment income)	(28,274)	1,471,461	765,900
Accumulated net realized gains (losses) from security transactions
and futures	8,880	(9,525,613)	(1,881,920)
Net unrealized appreciation on investments and futures contracts	30,881	249,465	4,458,075

Net assets, at value	$15,715,280	$171,652,334	$117,266,086

Shares of beneficial interest outstanding	1,492,844	16,756,064	15,896,623

Net asset value, redemption price and offering price per share
(Note 2)	$10.53	$10.24	$7.38

	Please see accompanying notes to financial statements.

80	81

Statements of Assets and Liabilities
July 31, 2004 (Unaudited)

	Extended Market Index Fund	Asian Index Fund	European Index Fund

ASSETS
Investments in securities, at cost	$40,827,092	$8,441,319	$9,126,208
Foreign currency, at cost	–	1,324,047	563,858

Investments in securities, at market value	$40,407,997	$8,901,450	$10,030,121
Cash	1,821,468	148,463	55,687
Foreign currency, at market value	–	1,304,617	556,599
Receivable for capital shares sold	296,577	32,211	70,377
Receivable from broker	133,358	974	953
Receivable for investment securities sold	64,964	–	15,432
Dividends, foreign tax reclaims and interest receivable	21,210	4,103	24,010
Variation margin receivable	2,560	21,072	628
Receivable from Investment Manager and its affiliates (Note 3)	–	7,716	12,866

TOTAL ASSETS	42,748,134	10,420,606	10,766,673

LIABILITIES
Payable for investment securities purchased	1,749,869	–	–
Payable for capital shares redeemed	13,845	1,561	–
Payable to Investment Manager and its affiliates (Note 3)	1,791	–	–
Other accrued expenses	13,060	15,150	2,729

TOTAL LIABILITIES	1,778,565	16,711	2,729

NET ASSETS	$40,969,569	$10,403,895	$10,763,944

Net assets consist of:
Paid-in-capital	41,221,647	12,334,056	11,820,792
Undistributed net investment income (Accumulated net
investment loss)	152,797	(3,586)	168,898
Accumulated net realized gains (losses) from security transactions
and futures	11,660	(2,362,141)	(2,112,036)
Net unrealized appreciation (depreciation) on investments
and futures contracts	(416,535)	455,066	893,242
Net unrealized depreciation on foreign currency and translation
of other assets and liabilities in foreign currency	–	(19,500)	(6,952)

Net assets, at value	$40,969,569	$10,403,895	$10,763,944

Shares of beneficial interest outstanding	5,618,689	1,475,661	1,363,169

Net asset value, redemption price and offering price per share (Note 2)	$7.29	$7.05	$7.90

	Please see accompanying notes to financial statements.

82	83

Statements of Operations
For the Six Months Ended July 31, 2004 (Unaudited)

	Bond Index Fund	Dow 30 Fund	500 Index Fund

INVESTMENT INCOME
Interest Income	$282,324	$2,512	$–
Dividend Income	26,152	1,712,136	889,203
Less: Foreign Taxes Withheld	–	–	(32)

TOTAL INVESTMENT INCOME	308,476	1,714,648	889,171

EXPENSES
Investment management fees (Note 3)	23,920	172,548	163,978
Shareholder servicing fees (Note 3)	19,933	215,689	136,649
Administration fees (Note 3)	7,973	–	54,659
Transfer agent fees (Note 3)	3,987	43,137	27,329
Professional fees	21,939	37,046	38,560
Shareholder reports and mailing	7,715	69,887	26,601
Registration fees	7,571	12,085	13,916
Custody fees	6,982	19,753	13,044
Trustees’ fees	4,989	3,729	4,926
Other expenses	16,671	5,157	6,066

TOTAL EXPENSES	121,680	579,031	485,728

Fees waived/expenses reimbursed by the Investment Manager
and its affiliates (Note 3)	(93,665)	(188,889)	(282,741)
Expense offset arrangements (Note 2)	(108)	(1,904)	(11,681)

NET EXPENSES	27,907	388,238	191,306

NET INVESTMENT INCOME	280,569	1,326,410	697,865

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from security transactions	16,880	(1,957,143)	(38,585)
Net realized gain (loss) on futures contracts	–	174,400	(59,043)
Net change in unrealized appreciation (depreciation) on investments	(309,667)	(3,779,647)	(2,960,061)
Net change in unrealized appreciation (depreciation)
on futures contracts	–	(291,200)	31,925

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(292,787)	(5,853,590)	(3,025,764)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(12,218)	$(4,527,180)	$(2,327,899)

	Please see accompanying notes to financial statements.

84	85

Statements of Operations
For the Six Months Ended July 31, 2004 (Unaudited)

	Extended Market Index Fund	Asian Index Fund	European Index Fund

INVESTMENT INCOME
Interest Income	$13	$–	$–
Dividend Income	210,256	79,550	228,621
Less: Foreign Taxes Withheld	(159)	(4,324)	(27,395)

TOTAL INVESTMENT INCOME	210,110	75,226	201,226

EXPENSES
Investment management fees (Note 3)	50,803	18,372	20,330
Shareholder servicing fees (Note 3)	42,336	11,482	12,706
Administration fees (Note 3)	16,934	4,593	5,082
Transfer agent fees (Note 3)	8,467	2,296	2,541
Professional fees	31,785	19,442	20,066
Registration fees	8,192	10,013	10,678
Shareholder reports and mailing	7,517	3,727	4,698
Trustees’ fees	5,382	5,099	4,583
Custody fees	4,517	16,088	39,035
Other expenses	6,416	9,754	13,552

TOTAL EXPENSES	182,349	100,866	133,271

Fees waived/expenses reimbursed by the Investment Manager
and its affiliates (Note 3)	(110,484)	(74,228)	(103,793)
Expense offset arrangements (Note 2)	(4,129)	–	–

NET EXPENSES	67,736	26,638	29,478

NET INVESTMENT INCOME	142,374	48,588	171,748

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gain from security transactions	78,565	12,236	55,949
Net realized gain (loss) on futures contracts	(109,811)	58,070	29,383
Net realized loss on foreign currency transactions	–	(76,377)	(36,095)
Net change in unrealized appreciation (depreciation) on investments	(1,419,823)	(13,021)	(333,280)
Net change in unrealized appreciation (depreciation)
on futures contracts	24,780	(3,773)	(8,386)
Net change in unrealized depreciation on forward foreign currency contracts, foreign currency, and translation of other assets and
liabilities denominated in foreign currency	–	(21,007)	(5,966)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,426,289)	(43,872)	(298,395)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,283,915)	$4,716	$(126,647)

	Please see accompanying notes to financial statements.

86	87

Statements of Changes in Net Assets

	Bond Index Fund		Dow 30 Fund

	Six Months Ended July 31, 2004 (Unaudited)	Year Ended January 31, 2004	Six Months Ended July 31, 2004 (Unaudited)	Year Ended January 31, 2004

OPERATIONS:
Net investment income	$280,569	$527,803	$1,326,410	$2,688,748
Net realized gain (loss) from security transactions and futures contracts	16,880	265,698	(1,782,743)	2,226,691
Net change in unrealized appreciation (depreciation) on investments and
futures contacts	(309,667)	(235,914)	(4,070,847)	37,296,943

Net increase (decrease) in net assets from operations	(12,218)	557,587	(4,527,180)	42,212,382

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(308,537)	(565,020)	–	(2,627,421)
From net realized gains on security transactions	–	(296,212)	–	–

Total dividends and distributions to shareholders	(308,537)	(861,232)	–	(2,627,421)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,808,841	11,619,473	22,255,127	37,434,632
Shares issued in reinvestment of dividends	307,839	824,137	–	2,403,561
Payments for shares redeemed	(4,066,081)	(11,780,398)	(19,497,273)	(32,334,079)

Net increase in net assets from capital share transactions	50,599	663,212	2,757,854	7,504,114

TOTAL INCREASE (DECREASE) IN NET ASSETS	(270,156)	359,567	(1,769,326)	47,089,075

NET ASSETS:
Beginning of period	15,985,436	15,625,869	173,421,660	126,332,585

End of period	$15,715,280	$15,985,436	$171,652,334	$173,421,660

Undistributed net investment income (Distributions in excess of net
investment income)	$(28,274)	$(306)	$1,471,461	$145,051

CAPITAL STOCK TRANSACTIONS:
Shares sold	357,738	1,062,425	2,142,511	3,996,559
Shares issued for dividends reinvested	29,085	76,028	–	234,265
Shares redeemed	(383,823)	(1,077,821)	(1,872,619)	(3,495,531)

Net increase in shares outstanding	3,000	60,632	269,892	735,293

	Please see accompanying notes to financial statements.

88	89

Statements of Changes in Net Assets

	Bond Index Fund		Dow 30 Fund

	Six Months Ended July 31, 2004 (Unaudited)	Year Ended January 31, 2004	Six Months Ended July 31, 2004 (Unaudited)	Year Ended January 31, 2004

OPERATIONS:
Net investment income	$697,865	$842,513	$142,374	$100,434
Net realized gain (loss) from security transactions and futures contracts	(97,628)	24,924	(31,246)	288,860
Net change in unrealized appreciation (depreciation) on investments
and futures contacts	(2,928,136)	17,469,247	(1,395,043)	4,525,943

Net increase (decrease) in net assets from operations	(2,327,899)	18,336,684	(1,283,915)	4,915,237

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(813,379)	–	(101,871)
From net realized gains on security transactions	–	–	–	(154,495)

Total dividends and distributions to shareholders	–	(813,379)	–	(256,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,238,499	64,102,967	19,649,999	17,869,872
Shares issued in reinvestment of dividends	–	752,004	–	224,838
Redemption fees	–	–	8,315	–
Payments for shares redeemed	(18,672,961)	(25,176,612)	(3,827,565)	(5,071,457)

Net increase in net assets from capital share transactions	21,565,538	39,678,359	15,830,749	13,023,253

TOTAL INCREASE IN NET ASSETS	19,237,639	57,201,664	14,546,834	17,682,124

NET ASSETS:
Beginning of period	98,028,447	40,826,783	26,422,735	8,740,611

End of period	$117,266,086	$98,028,447	$40,969,569	$26,422,735

Undistributed net investment income	$765,900	$68,035	$152,797	$10,423

CAPITAL STOCK TRANSACTIONS:
Shares sold	5,364,222	9,630,394	2,615,543	2,662,247
Shares issued for dividends reinvested	–	103,868	–	31,445
Shares redeemed	(2,496,338)	(3,890,442)	(514,415)	(860,064)

Net increase in shares outstanding	2,867,884	5,843,820	2,101,128	1,833,628

	Please see accompanying notes to financial statements.

90	91

Statements of Changes in Net Assets

	Asian Index Fund		European Index Fund

	Six Months Ended July 31, 2004 (Unaudited)	Year Ended January 31, 2004	Six Months Ended July 31, 2004 (Unaudited)	Year Ended January 31, 2004

OPERATIONS:
Net investment income	$48,588	$59,854	$171,748	$156,373
Net realized gain (loss) from security transactions and futures contracts	70,306	(1,600,693)	85,332	(1,633,564)
Net realized gain (loss) on foreign currency transactions	(76,377)	89,548	(36,095)	34,500
Net change in unrealized appreciation (depreciation) on investments and
futures contacts	(16,794)	2,926,833	(341,666)	4,012,933
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency, and translation of other assets
and liabilities denominated in foreign currency	(21,007)	1,390	(5,966)	(5,107)

Net increase (decrease) in net assets from operations	4,716	1,476,932	(126,647)	2,565,135

DIVIDENDS TO SHAREHOLDERS:
From net investment income	–	(140,847)	–	(187,508)

Total dividends to shareholders	–	(140,847)	–	(187,508)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,888,275	7,917,076	3,165,515	5,625,181
Shares issued in reinvestment of dividends	–	128,374	–	178,287
Redemption fees	3,642	–	4,250	–
Payments for shares redeemed	(1,791,383)	(8,320,331)	(1,336,246)	(6,817,967)

Net increase (decrease) in net assets from capital share transactions	3,100,534	(274,881)	1,833,519	(1,014,499)

TOTAL INCREASE IN NET ASSETS	3,105,250	1,061,204	1,706,872	1,363,128

NET ASSETS:
Beginning of period	7,298,645	6,237,441	9,057,072	7,693,944

End of period	$10,403,895	$7,298,645	$10,763,944	$9,057,072

Undistributed net investment income (Accumulated net investment loss)	$(3,586)	$24,203	$168,898	$33,245

CAPITAL STOCK TRANSACTIONS:
Shares sold	679,394	1,307,541	394,162	836,505
Shares issued for dividends reinvested	–	19,720	–	23,337
Shares redeemed	(249,366)	(1,503,609)	(167,112)	(1,080,740)

Net increase (decrease) in shares outstanding	430,028	(176,348)	227,050	(220,898)

	Please see accompanying notes to financial statements.

92	93

Financial Highlights
Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Bond Index Fund

	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	July 31, 2004		January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2004	2003	2002	2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.73		$10.93	$10.42	$10.37	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.19		0.38	0.40	0.52	0.24
Net realized and unrealized gains (losses) on investments	(0.19)		0.03	0.56	0.20	0.37

TOTAL FROM INVESTMENT OPERATIONS	—		0.41	0.96	0.72	0.61

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	(0.20)		(0.40)	(0.41)	(0.52)	(0.24)
Distributions from realized gains on investments	—		(0.21)	(0.04)	(0.15)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(0.20)		(0.61)	(0.45)	(0.67)	(0.24)

Net asset value, end of period	$10.53		$10.73	$10.93	$10.42	$10.37

RATIOS
Ratio of total expenses to average net assets	1.53%	(D)	1.19%	0.97%	3.12%	2.39%
Ratio of net expenses to average net assets	0.35%	(D)	0.35%	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	3.52%	(D)	3.44%	3.77%	4.89%	2.39%

SUPPLEMENTAL DATA
Portfolio turnover rate	41%		89%	40%	46%	4%
Total investment return(C)	0.04%		3.84%	9.44%	7.11%	6.19%

Net assets, end of period	$15,715,280		$15,985,436	$15,625,869	$6,048,143	$2,573,740

Average net assets	$16,034,039		$15,336,737	$11,244,099	$4,095,404	$2,161,257

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
(B)	Based on average shares outstanding.
(C)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(D)	All ratios for the period have been annualized.
Please see accompanying notes to financial statements.

94	95

Financial Highlights
Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

Dow 30 Fund
Six Months
Ended	Year	Year	Year	Period	Year	Period
July 31,	Ended	Ended	Ended	Ended	Ended	Ended
2004	January 31,	January 31,	January 31,	January 31,	October 31,	October 31,
(Unaudited)	2004	2003	2002	2001†(A)	2000†	1999†

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.52	$8.02	$9.91	$10.89	$12.37	$12.30	$9.86

INVESTMENT OPERATIONS
Net investment income	0.08	(B)	0.17	(B)	0.16	(B)	0.16	(B)	0.04	(B)	0.15	0.16
Net realized and unrealized gains (losses)
on investments	(0.36)	2.49	(1.89)	(0.98)	(0.28)	0.28	2.44

TOTAL FROM INVESTMENT OPERATIONS	(0.28)	2.66	(1.73)	(0.82)	(0.24)	0.43	2.60

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	—	(0.16)	(0.15)	(0.16)	(0.04)	(0.15)	(0.16)
Distributions from realized gains on investments	—	—	(0.01)	—	(1.20)	(0.21)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(0.16)	(0.16)	(0.16)	(1.24)	(0.36)	(0.16)

Net asset value, end of period	$10.24	$10.52	$8.02	$9.91	$10.89	$12.37	$12.30

RATIOS
Ratio of total expenses to average net assets	0.67%	(D)	0.77%	0.74%	0.70%	0.20%	0.68%	0.68%
Ratio of net expenses to average net assets	0.45%	(D)	0.45%	0.37%	0.25%	0.06%	0.25%	0.25%
Ratio of net investment income to
average net assets	1.54%	(D)	1.84%	1.72%	1.55%	0.36%	1.28%	1.37%

SUPPLEMENTAL DATA
Portfolio turnover rate	16%	16%	15%	15%	8%	38%	47%
Total investment return(C)	(2.66)%	33.27%	(17.49)%	(7.57)%	(0.38)%	3.56%	26.72%
Net assets, end of period	$171,652,334	$173,421,660	$126,332,585	$147,299,253	$153,846,747	$160,704,186	$175,311,445

Average net assets	$173,500,215	$146,345,850	$140,235,473	$143,540,962	$153,115,858	$175,715,409	$118,399,466

†	Per share information has been adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999 and a .88674 to 1 reverse stock split paid to shareholders of record on December 7, 2000.	Please see accompanying notes to financial statements.
(A)	For the three month period ended January 31, 2001. The Dow 30 Fund changed its fiscal year end from October 31 to January 31. All ratios for the period have not been annualized.
(B)	Based on average shares outstanding.
(C)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(D)	All ratios for the period have been annualized.

96	97

Financial Highlights
Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	500 Index Fund

	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	July 31, 2004		January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2004	2003	2002	2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.52		$5.68	$7.48	$9.02	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.05		0.09	0.08	0.07	0.02
Net realized and unrealized gains (losses) on investments	(0.19)		1.82	(1.82)	(1.56)	(0.97)

TOTAL FROM INVESTMENT OPERATIONS	(0.14)		1.91	(1.74)	(1.49)	(0.95)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	—		(0.07)	(0.06)	(0.05)	(0.02)
Distributions from realized gains on investments	—		—	—	—	(0.01)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—		(0.07)	(0.06)	(0.05)	(0.03)

Net asset value, end of period	$7.38		$7.52	$5.68	$7.48	$9.02

RATIOS
Ratio of total expenses to average net assets	0.89	%(D)	0.92%	0.95%	1.35%	0.84%
Ratio of net expenses to average net assets	0.35	%(D)	0.35%	0.35%	0.35%	0.15%
Ratio of net investment income to average net assets	1.28	%(D)	1.34%	1.29%	0.95%	0.26%

SUPPLEMENTAL DATA
Portfolio turnover rate	0%		4%	29%	13%	1%
Total investment return(C)	(1.86)%		33.68%	(23.30)%	(16.53)%	(9.47)%

Net assets, end of period	$117,266,086		$98,028,447	$40,826,783	$24,846,549	$9,964,493

Average net assets	$109,920,167		$62,874,761	$34,175,464	$14,693,674	$6,824,026

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.	Please see accompanying notes to financial statements.
(B)	Based on average shares outstanding.
(C)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(D)	All ratios for the period have been annualized.

98	99

Financial Highlights
Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Extended Market Index Fund

	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	July 31, 2004		January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2004	2003	2002	2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.51		$5.19	$6.30	$7.83	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.03		0.05	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.25)	(E)	2.36	(1.12)	(1.52)	(2.17)

TOTAL FROM INVESTMENT OPERATIONS	(0.22)		2.41	(1.07)	(1.48)	(2.16)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	—		(0.04)	(0.04)	(0.04)	(0.01)
Distributions from realized gains on investments	—		(0.05)	—	(0.01)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	—		(0.09)	(0.04)	(0.05)	(0.01)

Net asset value, end of period	$7.29		$7.51	$5.19	$6.30	$7.83

RATIOS
Ratio of total expenses to average net assets	1.08	%(D)	1.00%	1.20%	2.59%	1.25%
Ratio of net expenses to average net assets	0.40	%(D)	0.40%	0.40%	0.40%	0.17%
Ratio of net investment income to average net assets	0.84	%(D)	0.75%	0.84%	0.68%	0.14%

SUPPLEMENTAL DATA
Portfolio turnover rate	5%		34%	27%	59%	21%
Total investment return(C)	(2.93)%		46.55%	(17.02)%	(18.90)%	(21.55)%

Net assets, end of period	$40,969,569		$26,422,735	$8,740,611	$6,358,472	$5,008,678

Average net assets	$34,055,228		$13,383,525	$7,686,740	$4,885,732	$4,536,667

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
(B)	Based on average shares outstanding.
(C)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(D)	All ratios for the period have been annualized.
(E)	Includes redemption fees of $0.002.	Please see accompanying notes to financial statements.

100	101

Financial Highlights
Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Asian Index Fund

	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	July 31, 2004		January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2004	2003	2002	2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.98		$5.10	$5.61	$8.13	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.04		0.06	0.04	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.03	(C)(F)	1.98	(0.51)	(2.56)	(1.87)

TOTAL FROM INVESTMENT OPERATIONS	0.07		2.04	(0.47)	(2.52)	(1.86)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	—		(0.16)	(0.04)	—	(0.01)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—		(0.16)	(0.04)	—	(0.01)

Net asset value, end of period	$7.05		$6.98	$5.10	$5.61	$8.13

RATIOS
Ratio of total expenses to average net assets	2.20	%(E)	1.40%	1.61%	3.26%	1.52%
Ratio of net expenses to average net assets	0.58	%(E)	0.58%	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	1.06	%(E)	1.11%	0.71%	0.60%	0.14%

SUPPLEMENTAL DATA
Portfolio turnover rate	3%		84%	19%	32%	0%
Total investment return(D)	1.00%		40.22%	(8.33)%	(31.00)%	(18.62)%

Net assets, end of period	$10,403,895		$7,298,645	$6,237,441	$3,720,881	$4,510,278

Average net assets	$9,236,342		$5,387,467	$5,849,722	$4,022,613	$4,569,565

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
(B)	Based on average shares outstanding.
(C)	In addition to the net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of sales and redemptions of shares in relation to fluctuating market values for the Fund’s investments.
(D)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(E)	All ratios for the period have been annualized.
(F)	Includes redemption fees of $0.003.	Please see accompanying notes to financial statements.

102	103

Financial Highlights
Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

European Index Fund

Six Months	Year	Year	Year	Period
Ended	Ended	Ended	Ended	Ended
July 31, 2004	January 31,	January 31,	January 31,	January 31,
(Unaudited)	2004	2003	2002	2001(A)

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.97	$5.67	$7.13	$9.62	$10.00

INVESTMENT OPERATIONS
Net investment income(B)	0.13	0.15	0.11	0.10	0.01
Net realized and unrealized gains (losses) on investments	(0.20	)(F)	2.33	(1.47)	(2.51)	(0.39)

TOTAL FROM INVESTMENT OPERATIONS	(0.07)	2.48	(1.36)	(2.41)	(0.38)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
Dividends from net investment income	—	(0.18)	(0.10)	(0.08)	—
Distributions from realized gains on investments	—	—	—	—	(0.00)	(C)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(0.18)	(0.10)	(0.08)	—

Net asset value, end of period	$7.90	$7.97	$5.67	$7.13	$9.62

RATIOS
Ratio of total expenses to average net assets	2.62	%(E)	2.05%	1.23%	3.61%	1.74%
Ratio of net expenses to average net assets	0.58	%(E)	0.58%	0.58%	0.58%	0.24%
Ratio of net investment income to average net assets	3.38	%(E)	2.22%	1.66%	1.31%	0.05%

SUPPLEMENTAL DATA
Portfolio turnover rate	4%	67%	7%	29%	13%
Total investment return(D)	(0.88)%	43.91%	(19.17)%	(25.03)%	(3.78)%

Net assets, end of period	$10,763,944	$9,057,072	$7,693,944	$4,800,742	$5,305,934

Average net assets	$10,220,896	$7,045,370	$6,676,218	$4,685,041	$4,858,174

(A)	The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
(B)	Based on average shares outstanding.
(C)	Amount represents less than $0.01 per share.
(D)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(E)	All ratios for the period have been annualized.
(F)	Includes redemption fees of $0.003.	Please see accompanying notes to financial statements.

104	105

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

Note 1 — Organization

TD Waterhouse Trust (the “Trust”) was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) and currently consists of six portfolios (the “Funds”), which include the TD Waterhouse Bond Index Fund (the “Bond Index Fund”), TD Waterhouse Dow 30 Fund (the “Dow 30 Fund”), TD Waterhouse 500 Index Fund (the “500 Index Fund”), TD Waterhouse Extended Market Index Fund (the “Extended Market Index Fund”), TD Waterhouse Asian Index Fund (the “Asian Index Fund”) and TD Waterhouse European Index Fund (the “European Index Fund”). Shares of the Trust are registered under the Securities Act of 1933, as amended. Each of the Funds is “non-diversified” for purposes of the 1940 Act.

The Bond Index Fund seeks to track closely the total return of a broad, market-weighted bond index, before Fund expenses. The Fund’s principal strategy is to invest in a mix of investment-grade bonds consistent with those included in the Lehman Brothers U.S. Aggregate Index. The Dow 30 Fund seeks to track the total return of the Dow Jones Industrial AverageSMbefore Fund expenses. The 500 Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of large-capitalization stocks before Fund expenses. The Fund invests primarily in the stocks included in the Standard & Poor’s 500® Composite Stock Price Index in attempting to match the performance of that index. The Extended Market Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of mid- and small-capitalization stocks before Fund expenses. The Fund invests primarily in stocks included in the Dow Jones Wilshire 4500 Composite Index in attempting to match the performance of that index. The Asian Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies before Fund expenses. The Fund invests primarily in stocks that comprise the MSCI® Pacific Index in attempting to match the performance of that index. The European Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of stocks of European companies before Fund expenses. The Fund invests primarily in the stocks that comprise the MSCI® Europe Index in attempting to match the performance of that index.

The Dow 30 Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. The remaining Funds commenced operations on August 31, 2000.

106

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

Note 2 — Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Use of Estimates— The Trust’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from these estimates.

Security Valuation— Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices. All other securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Debt securities may be valued on the basis of valuations furnished by pricing services that utilize electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. On the first day a new debt security purchase is recorded, if a price isn’t available on the automated pricing feeds from the Funds primary and secondary pricing vendors nor available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less generally are valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker who makes a market in the security. Financial futures are

107

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

Securities for which market prices are not “readily available” or which cannot be accurately valued within the Trust’s established pricing procedures are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) established pursuant to the authority of the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price or because the closing price of a security may no longer reflect its market value at the time the Fund calculates net asset value if an event that could materially affect the value of such security (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. No Funds held fair valued securities as of July 31, 2004.

A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it will follow the Trust’s Fair Value Procedures. In addition, the Funds’ accountant monitors price movements among certain selected indices, securities and/or baskets of securities and exchange rates that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index, security or exchange rate exceed levels mutually agreed upon by the adviser/sub-adviser and the Fund accountant, the Fund accountant will notify the

108

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether an event has occurred requiring compliance with the Trust’s Fair Value Procedures.

The Asian Index and European Index Funds use an independent third party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Asian Index and European Index Funds based on a methodology (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair valuation vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Board. The Board has also established a “confidence interval” which is used to determine the level of correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Board is exceeded on a specific day, the Asian Index and European Index Funds shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Foreign Securities— Foreign securities are valued based upon quotations from the primary market in which they are traded. These securities may trade on weekends or other days when the Funds do not calculate the net asset value per share. As a result, the market value of the Funds’ investments may change on days when you cannot buy or sell shares of a Fund.

Foreign Currency Translation — The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting foreign exchange rate gains and losses are included in the Statements of Operations. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Forward Foreign Currency Contracts— The Asian Index Fund and European Index Fund may enter into forward foreign currency contracts in connection with either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting

109

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. At July 31, 2004, there were no outstanding forward foreign currency contracts in the Asian Index Fund or European Index Fund.

Repurchase Agreements— Each of the Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the “Investment Manager”) or TD Investment Management Inc. (the “Investment Sub-Adviser”), as applicable, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. At July 31, 2004, there were no open repurchase agreements.

Futures Contracts— Each of the Funds may invest in financial futures contracts. The Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. The “variation margin” represents the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Each of the Funds may purchase futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs.

110

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

As of July 31, 2004, the following Funds had open futures contracts – long positions:

				Unrealized
		# of		Appreciation	Expiration
	Description	Contracts	Value	(Depreciation)	Date

Dow 30 Fund	DJIASM Index	40	$4,056,000	$(104,000)	Sept. 2004
500 Index Fund	S&P 500® E-Mini	8	440,440	3,828	Sept. 2004
Extended Market
Index Fund	S&P Mid-Cap E-Mini	4	231,640	2,560	Sept. 2004
Asian Index Fund	Nikkei 300 Index	57	1,120,515	(5,353)	Sept. 2004
	SPI 200 Index	4	247,066	288	Sept. 2004

			1,367,581	(5,065)

European Index	MSCI® Pan European
Fund	Index	29	569,456	(10,671)	Sept. 2004

Investment Income— Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities purchased are amortized and classified as interest income over the lives of the respective securities.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statement of Operations.

Dividends and Distributions to Shareholders— Dividends arising from net investment income, if any, are declared daily and paid monthly by the Bond Index Fund. Dividends arising from net investment income for the other Funds, if any, will be declared and paid annually. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

111

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses— Expenses directly attributable to each Fund are charged to that Fund’s operations. Expenses which are applicable to all Funds in the Trust are allocated on a pro rata basis.

Redemption Fees— Effective August 20, 2004, the Funds may charge a redemption fee of 1%, with respect to the Bond Index Fund, or 2%, with respect to all other Funds (expressed as a percentage of the amount you are redeeming) if you redeem shares of a Fund (purchased on or after that date) within 5 days after investing in the Fund. Before August 20, 2004, the Fund may charge a redemption fee of 0.75% if you redeem shares of the Extended Market Index Fund, Asian Index Fund or European Index Fund within 180 days of investing in these Funds.

Federal Income Taxes— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts from prior years.

The Funds may be subject to taxes imposed by countries in which they invest with respect to investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when the related income is earned.

112

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, each Fund pays monthly an annual investment management fee, equal to a percentage of its average daily net assets. Additionally, the Investment Manager voluntarily limits each Fund’s overall expense ratio to a specified percentage of average daily net assets on an annual basis. The following represents the Investment Manager’s annual rate of the investment management fee for each Fund and the overall expense ratio limitation currently in effect:

	Annual
	Investment
	Management	Expense
	Fee	Ratio

Bond Index Fund	0.30%	0.35%
Dow 30 Fund	0.20%	0.45%
500 Index Fund	0.30%	0.35%
Extended Market Index Fund	0.30%	0.40%
Asian Index Fund	0.40%	0.58%
European Index Fund	0.40%	0.58%

TD Investment Management Inc., an affiliate of the Investment Manager, serves as Investment Sub-Adviser to the Bond Index Fund, 500 Index Fund, Extended Market Index Fund, Asian Index Fund, and European Index Fund. The Investment Manager, not the Funds, is responsible for compensating the Investment Sub-Adviser. The Dow 30 Fund does not have an Investment Sub-Adviser and is managed by the Investment Manager.

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Fund. For the administrative services rendered to the Trust, each Fund (except for the Dow 30 Fund) pays TD Waterhouse a monthly fee at an annual rate of 0.10% of its average daily net assets. The Investment Manager pays TD Waterhouse for administration services for the Dow 30 Fund.

113

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Fund. The shareholder servicing plan adopted for each Fund provides that each Fund pays TD Waterhouse a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Trust has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (“NISC”) (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Fund pays the Transfer Agent a monthly fee at an annual rate of 0.05% of its average daily net assets.

For the six-month period ended July 31, 2004, the Investment Manager and its affiliates waived fees for each Fund as follows:

	Investment		Shareholder	Transfer
	Management	Administration	Service	Agent	Total
	Fee Waiver	Fee Waiver	Fee Waiver	Fee Waiver	Waiver

Bond Index Fund	$23,920	$7,973	$19,933	$3,987	$55,813
Dow 30 Fund	75,555	—	94,445	18,889	188,889
500 Index Fund	121,174	40,391	100,979	20,197	282,741
Extended Market
Index Fund	47,287	15,762	39,405	7,881	110,335
Asian Index Fund	18,372	4,593	11,482	2,296	36,743
European Index Fund	20,330	5,082	12,706	2,541	40,659

Additionally, the Investment Manager and its affiliates reimbursed the Funds for expenses in excess of the voluntary expense limitation as follows: the Bond Index Fund $37,852, the Extended Market Index Fund $149, the Asian Index Fund $37,485, and the European Index Fund $63,134.

The Dow 30 Fund executed all of its portfolio transactions through NISC acting as a broker-dealer affiliate. There were no commissions paid to NISC for the six-month period ended July 31, 2004.

114

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

Note 4 — Trustees’ Fees

Each Trustee who is not an “interested person” as defined in the 1940 Act, who serves on the Board of Trustees/Directors of one or more investment companies in the “Fund Complex” (which includes the Trust, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Plus Funds, Inc.) receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly, and
2.	a supplemental annual retainer of $6,000, if serving on the Board of Trustees/Directors of two companies in the Fund Complex, and
3.	an additional supplemental annual retainer of $2,500, if serving on the Board of Trustees/Directors of three companies in the Fund Complex, and
4.	a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and among the respective funds.

Note 5 — Market Risk

Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

115

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

Note 6 — Investment Transactions

The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, for the six-month period ended July 31, 2004 were as follows:

	Purchases	Sales

Bond Index Fund	$223,258	$26,238
Dow 30 Fund	32,573,855	28,009,131
500 Index Fund	25,380,366	179,678
Extended Market Index Fund	19,035,842	1,793,669
Asian Index Fund	2,012,959	206,435
European Index Fund	2,100,073	413,730

The Bond Index Fund purchased $6,435,246 and sold $6,457,058 in U.S. government securities, during the six-month period ended July 31, 2004.

Note 7 — Federal Income Taxes

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

116

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2004 and January 31, 2003 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

Bond Index Fund
2004	$669,224	$192,008	$861,232
2003	451,005	28,542	479,547
Dow 30 Fund
2004	2,627,421	—	2,627,421
2003	2,327,940	200,944	2,528,884
500 Index Fund
2004	813,379	—	813,379
2003	415,419	—	415,419
Extended Market Index Fund
2004	256,366	—	256,366
2003	61,719	—	61,719
Asian Index Fund
2004	140,847	—	140,847
2003	50,735	—	50,735
European Index Fund
2004	187,508	—	187,508
2003	118,946	—	118,946

The tax character of dividends and distributions for the fiscal year ending January 31, 2005 will be determined at the end of the current fiscal year.

117

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

As of January 31, 2004, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

				Extended
	Bond		500	Market	Asian	European
	Index	Dow 30	Index	Index	Index	Index
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed
Ordinary
Income	$2,884	$145,052	$67,693	$88,983	$31,998	$33,884

Undistributed
Long-Term
Capital Gains	5,373	—	—	8,799	—	—

Capital Loss
Carryforwards	—	(1,892,729)	(207,284)	—	(2,338,169)	(1,805,567)

Post-October
Losses	—	—	—	—	(7,594)	(8,203)

Unrealized
Appreciation
(Depreciation)	327,176	(1,529,830)	5,809,545	934,055	378,888	849,685

Other
Temporary
Differences	(3,191)	—	—	—	—	—

Total
Distributable
Earnings
(Accumulated
Losses)	$332,242	$(3,277,507)	$5,669,954	$1,031,837	$(1,934,877)	$(930,201)

Post-October losses represent losses realized on investment transactions from November 1, 2003 through January 31, 2004 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

118

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

As of January 31, 2004, the following Funds had capital loss carryforwards that can be used to offset future capital gains through the indicated expiration dates:

	2009	2010	2011	2012	Total

Dow 30 Fund	$—	$—	$1,030,304	$862,425	$1,892,729
500 Index
Fund	—	—	207,284	—	207,284
Asian Index
Fund	23,343	303,683	77,929	1,933,214	2,338,169
European
Index Fund	—	213,091	125,530	1,466,946	1,805,567

During the year ended January 31, 2004, the 500 Index Fund and the Extended Market Index Fund utilized capital loss carryforwards in the amount of $548,510 and $82,689, respectively, to offset capital gains realized.

The Federal tax cost and the aggregate gross unrealized appreciation (depreciation) on investments for each Fund as of July 31, 2004 was as follows:

	Federal	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

Bond Index Fund	$15,537,868	$209,424	$(178,543)	$30,881
Dow 30 Fund	171,368,451	20,876,167	(21,419,720)	(543,553)
500 Index Fund	114,020,510	12,174,320	(9,382,161)	2,792,159
Extended Market
Index Fund	41,044,178	4,595,245	(5,231,426)	(636,181)
Asian Index Fund	8,441,319	940,746	(480,615)	460,131
European Index Fund	9,126,208	1,344,015	(440,102)	903,913

119

TD WATERHOUSE TRUST
Notes to Financial Statements – July 31, 2004
(Unaudited)

Note 8 — Subsequent Event

On September 14, 2004, the Board of Trustees approved a new name for the Asian Index Fund. The new name is Asian Pacific Index Fund and will be effective on November 28, 2004. The name change was required in order to provide the Fund with more investment flexibility, with regards to holdings in Australian and New Zealand securities, while remaining in compliance with Rule 35d-1 of the 1940 Act.

120

A Word about the S&P and MSCI®Indices

The 500 Index Fund (the “Product”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to TD Waterhouse Asset Management, Inc. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee, or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Each of the Asian Index Fund and the European Index Fund (the “Funds”) is not sponsored, endorsed, sold or promoted by MSCI® or any affiliate of MSCI®. Neither MSCI® nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of either the MSCI® Pacific Index or the MSCI® Europe Index to track the general stock market performance. MSCI® is the licensor of certain trademarks, service marks and trade names of MSCI® and each of the MSCI® Pacific Index or the MSCI® Europe Index, which are determined, composed and calculated by MSCI® without regard to the issuer of the Funds or the Funds. MSCI® has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration when determining, composing or calculating the MSCI® Pacific Index or the MSCI® Europe Index. MSCI® is not responsible for and has not participated in the determination of the timing of prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI® nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

ALTHOUGH MSCI® SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MSCI® CONSIDERS RELIABLE, NEITHER MSCI® NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI® NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTY, AND MSCI® HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FORGOING, IN NO EVENT SHALL MSCI® OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

121

Trustees and Officers Information (Unaudited)
The following table contains information regarding the Trust’s Trustees and Officers. Trustees who are not deemed to be “interested persons” of the Trust, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Trustees.” A trustee who is deemed to be an “interested person” of the Trust is referred to as an “Interested Trustee.” “Fund Complex” includes the Trust, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Plus Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Number of
		Term of		Portfolios
		Office with the	Principal	in Fund	Other
	Position(s)	Trust and	Occupation(s)	Complex	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held by
And Age	the Trust	Time Served†	5 Years	by Trustee	Trustee

Independent Trustees

RICHARD W. DALRYMPLE	Trustee	Since	Chief Executive Officer of American Red Cross	12	None
		9/8/99	(Nassau County Chapter) since June 2003;
American Red Cross			Chief Operating Officer of National Center for
195 Willis Avenue			Disability Services from 2001 through June 2003;
Mineola, NY 11501-2623			President of Teamwork Management, Inc. from 1996
through 2001; Trustee of The Shannon McCormack
Age 60			Foundation since 1988, the Kevin Scott Dalrymple
Foundation since 1993; Director of Dime Bancorp,
Inc. from 1990 through January 2002.

LAWRENCE J. TOAL	Trustee	Since	President and Chief Executive Officer of Dime	11	Director of SBLI
		9/8/99	Bancorp, Inc. from January 1997 through February		(USA), Inc.
876 Park Avenue			2002 and Chairman, President, and Chief Executive
New York, NY 10021			Officer of The Dime Savings Bank of New York, FSB
from January 1997 to February 2002, and President
Age 66			and Chief Executive Officer from February 1991 to
December 1996.

PETER B.M. EBY	Trustee	Since	Vice Chairman and Director of Nesbitt Burns, Inc. until	12	Director of Leons
		6/6/02	October 1998.		Furniture Limited
6 Corrigan Close					since May 1977;
Toronto, Ontario					Director of
Canada, M4N 3U6					Sixty Split Corp.
since March 2001;
Age 65					Director of George
Weston Limited
since May 2000;
and RSplit II
Corp. since May
2004.

Interested Trustee

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant, rendering	11	Director of CRT
	and Trustee	9/8/99	investment management, tax and estate planning		Properties, Inc.
8005 Beech Tree Court			services to individual clients, and strategic planning
Suffolk, VA 23433			advice to corporate clients since 1989; Director of
Waterhouse Investor Services, Inc. from 1987 to 1996.

Age 72

122	123

Term of
		Office with the	Principal
	Position(s)	Trust and	Occupation(s)
Name, Address	Held with	Length of	During Past
And Age	the Trust	Time Served†	5 Years

Officers Who Are Not Trustees

GEORGE O. MARTINEZ	President	Since	Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since
	and	6/5/02	June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from
c/o BISYS Fund Services	Chief		June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State
100 Summer Street, Suite 1500	Executive		Street Corporation of Boston; and from March 1998 to May 2000, National Director of
Boston, MA 02110	Officer		Investment Management and Regulatory Consulting of Arthur Anderson.

Age 44

CHRISTOPHER SALFI	Treasurer	Since	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to
	and	3/6/03	June 2003, Fund Accounting Director – SEI Investments; from March 1994 to January 1998,
c/o SEI Investments	Chief		Fund Accounting Manager for SEI Investments.
One Freedom Valley Drive	Financial
Oaks, PA 19456	Officer

Age 40

THOMAS REYES	Vice President	Since	Since August 2003, Counsel to BISYS Fund Services, Inc.; from December 2000 to August 2003,
	and	12/1/03	Associate at Sutherland, Asbill & Brennan LLP; from November 1998 to November 2000, Legal
c/o BISYS Fund Services	Secretary		Product Manager at Fidelity Investments.
100 Summer Street, Suite 1500
Boston, MA 02110

Age 41

RICHARD H. NEIMAN	Chief Legal	Since	Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the
	Officer	6/10/03	Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and
c/o TD Waterhouse			Secretary of TD Waterhouse Group, Inc.; and since July 1994, Executive Vice President and
100 Wall Street			General Counsel, and since November 1995, Director and Secretary of TD Waterhouse
New York, NY 10005			Investor Services, Inc.

Age 53

MICHELE R. TEICHNER	Chief Compliance	Since	Since August 1996, Senior Vice President - Compliance, Administration and Operations of
	Officer, Vice	11/2/99	TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997; and since
c/o TD Waterhouse	President and		June 2004, Chief Compliance Officer for TD Waterhouse Asset Management, Inc.
100 Wall Street	Assistant
New York, NY 10005	Secretary

Age 44

THOMAS J. TEXTOR	Vice President	Since	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief
	and	1/4/99	Compliance Officer of National Investor Services Corp.; from 1995 to 1997, Vice President and
c/o TD Waterhouse	Assistant		Administrative Manager of Prudential Securities, Inc.
100 Wall Street	Treasurer
New York, NY 10005

Age 46

†	There is no set term of office for Trustees and Officers. The table shows the time period for which each individual has served as Trustee and/or Officer.	†††	Mr. Staudter is considered an “interested person” of the Trust under the 1940 Act because he owns shares of The Toronto-Dominion stock.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of July 31, 2004. This does not include directorships held by a Trustee in the Fund Complex.

124	125

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126

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127

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Waterhouse Trust

By (Signature and Title)*                /s/ George O. Martinez
                                                     George O. Martinez, President

Date September 14, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ George O. Martinez
                                                     George O. Martinez, President

Date September 14, 2004

By (Signature and Title)*                /s/ Christopher Salfi
                                                       Christopher Salfi, Treasurer

Date September 14, 2004

* Print the name and title of each signing officer under his or her signature.